Registration Nos. 2-85454
                                                         811-3815

                 SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549

                             FORM N-1A
                       REGISTRATION STATEMENT
                               under
                     THE SECURITIES ACT OF l933                X
                  POST-EFFECTIVE AMENDMENT NO. 15              X
                                and
                       REGISTRATION STATEMENT
                               under
                 THE INVESTMENT COMPANY ACT OF l940            X
                          AMENDMENT NO. 16                     X


                     MANULIFE SERIES FUND, INC.
         (Exact Name of Registrant as Specified in Charter)
                       200 Bloor Street East
                  Toronto, Ontario, Canada M4W lE5
              (Address of Principal Executive Offices)


        Sheri L. Kocen
    Secretary and General Counsel               Copy to:
      Manulife Series Fund, Inc.          J. Sumner Jones, Esq.
        200 Bloor Street East                 Jones & Blouch
  Toronto, Ontario, Canada  M4W lE5      2100 Pennsylvania Ave.,
  N.W.
(Name and Address of Agent for Service)  Washington, D.C.  20037



  It is proposed that this filing will become effective:
      immediately upon filing pursuant to paragraph (b) of Rule
  485
      on February 14, 1996 pursuant to paragraph (b) of Rule 485 60 days after filing pursuant to paragraph (a)(1) of Rule
  485
   X  on February 14, 1996 pursuant to paragraph (a)(2) of Rule
  485
      75 days after filing pursuant to paragraph (a)(2) of Rule
  485

  Election Pursuant to Rule 24f-2

  Registrant has registered, pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of its shares of Common Stock for sale under the Securities Act of 1933 and filed a Rule 24f-2 Notice on February 28, 1995 for its fiscal year ended December 31, 1994.

                              PART A.

                             PROSPECTUS

  Prospectus
                     Manulife Series Fund, Inc.
                     with Executive Offices at
                       200 Bloor Street East
                  Toronto, Ontario, Canada M4W 1E5
                           (416) 926-6100

  Manulife Series Fund, Inc. (the "Company"), a Maryland corporation, is a diversified open-end management investment company, commonly known as a mutual fund. Shares of the Company are not offered directly to the public but are sold only to The Manufacturers Life Insurance Company of America ("Manufacturers Life of America") in connection with variable contracts issued by Manufacturers Life of America. Such variable contracts are described in their respective prospectuses. The Company offers the following separate investment portfolios, referred to herein as "Funds," which have the following investment objectives:

  Emerging Growth Equity Fund -- To achieve growth of capital by investing primarily in equity securities of companies believed to offer growth potential over both the intermediate and the long term;

  Balanced Assets Fund -- To achieve intermediate and long-term growth through capital appreciation and income by investing in both debt and equity securities;

  Capital Growth Bond Fund -- To achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration;

  Money-Market Fund -- To provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money-market instruments;

  Common Stock Fund -- To achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above-average rate of return;

  Real Estate Securities Fund -- To achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities;

  <REDLINE>
  International Fund -- to achieve long-term growth of capital by investing in a diversified portfolio comprised primarily of common stocks and equity-related securities of corporations domiciled in countries other than the U.S. and Canada;

  Pacific Rim Emerging Markets Fund -- To achieve long-term growth of capital by investing in a diversified portfolio comprised primarily of common stocks and equity-related securities of the countries of the Pacific Rim region; and

  Subject to regulatory approval, the Company will also offer:

  Equity Index Fund -- To achieve investment results which approximate the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor s 500
  Composite Stock Price Index.
  </REDLINE>

  This Prospectus sets forth concisely the information about the Company that a prospective purchaser of a variable contract from The Manufacturers Life Insurance Company of America should know before purchasing such a contract. Please read this Prospectus and retain it for future reference.
  Additional information about the Company has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the address or calling the number listed above and requesting the "Statement of Additional Information for Manulife Series Fund, Inc." (hereinafter "Statement of Additional Information"). The Statement of Additional Information is incorporated by reference into this Prospectus.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
  SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION
  PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.  ANY
  REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  AN INVESTMENT IN THE MONEY-MARKET FUND IS NEITHER INSURED NOR
  GUARANTEED BY THE U.S. GOVERNMENT.

                 Manufacturers Adviser Corporation
                         Investment Manager
  <REDLINE>
  The date of this Prospectus and Statement of Additional
  Information is February 14, 1996.
  </REDLINE>



       (ss#1816)

                     Manulife Series Fund, Inc.
                         Table Of Contents

                                                             Page

  The Company
  Shareholder Transaction Expenses
  Condensed Financial Information
  Investment Objectives, Policies And Risks
  Emerging Growth Equity Fund
  Balanced Assets Fund
  Capital Growth Bond Fund
  Money-Market Fund
  Common Stock Fund
  Real Estate Securities Fund
  International Fund And Pacific Rim Emerging Markets Fund
  <REDLINE>
  Equity Index Fund
  Investment Techniques Of The International Fund And Pacific
   Rim Emerging Markets Fund
  Investment Techniques Of The Equity Index Fund
  </REDLINE>
  Foreign Securities
  Lending Securities
  Management Of The Funds
  Investment Management Arrangements
  Expenses
  Fees
  Capital Stock
  Taxes, Dividends And Distributions
  Purchases And Redemptions Of Shares
  Determination Of Net Asset Value
  Custodian
  Performance Data

  No dealer, salesman, or other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the Investment Manager. This Prospectus does not constitute an offering in any state in which such offering may not lawfully be made.

  The Company

  Manulife Series Fund, Inc. (the "Company") is a diversified, open-end management investment company incorporated under Maryland law on July 22, 1983. The Company was established to serve as the underlying investment medium for variable life insurance and variable annuity products issued by The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"). Both the Company and Manufacturers Life of America are indirect wholly-owned subsidiaries of The Manufacturers Life Insurance Company ("Manufacturers Life"). Manufacturers Life is a mutual life insurance company based in Toronto, Canada which, together with its subsidiaries, ranks among the largest such companies in North America as measured by assets.

  <REDLINE>
  As the underlying investment medium for Manufacturers Life of America variable products, the Company provides a range of investment alternatives. Currently, the Company offers the following investment portfolios, referred to herein as "Funds" -- the Emerging Growth Equity Fund, the Balanced Assets Fund, the Capital Growth Bond Fund, the Money-Market Fund, the Common Stock Fund, the Real Estate Securities Fund, the International Fund, the Pacific Rim Emerging Markets Fund, and, subject to regulatory approval, the Equity Index Fund.
  As described in the accompanying Prospectus for such variable product, policyowners may allocate their net premiums among the Funds. Because the value of certain benefits under the Policies will vary with the investment performance of the Funds and because the type of investment and the level of risk preferred by policyowners will vary, policyowners should carefully review the investment objective, policies and risks of each Fund as described in this Prospectus.
  </REDLINE>

  While policyowners will direct the investment of their net premiums, shares of the Company are sold only to Manufacturers Life of America. Consequently, the terms "shareholder" and "shareholders" in this Prospectus refer only to Manufacturers Life of America. However, Manufacturers Life of America will vote shares of the Company in accordance with instructions received from policyowners. Shares for which no timely instructions from policyowners are received, including shares not attributable to variable products, will be voted by Manufacturers Life of America in the same proportion within those class of shares for which instructions are received.

  Subject to the supervision of the Company's Board of Directors, Manufacturers Adviser Corporation (the "Manager") will serve as the Company's investment manager. As such, the Manager will administer the Funds and direct the investment and reinvestment of Fund assets.

  <REDLINE>
  Shareholder Transaction Expenses

  Annual Fund Operating Expenses
  (as a percentage of average net assets)
  Management Fees
  International Fund                                       0.85%*
  Pacific Rim Emerging Markets Fund                        0.85%*
  Equity Index Fund                                        0.25%
  All Other Funds                                          0.50%

  Other Expenses
  International Fund                                       0.50%
  Pacific Rim Emerging Markets Fund                        0.65%
  Equity Index Fund                                        0.15%

  Total Fund Operating Expenses
  International Fund                                       1.35%
  Pacific Rim Emerging Markets Fund                        1.50%
  Equity Index Fund                                        0.40%
  All Other Funds                                          0.50%

  * Management fee would drop to 0.70% on assets over $100 million.
  </REDLINE>

  <REDLINE>

  Example

  You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                           1 year   3 years 5 years    10 years


  International Fund                          $14       $43     $74        $162
  Pacific Rim Emerging Markets Fund           $15       $47     $82        $179
  Equity Index Fund                            $4       $13
  All Other Funds                              $5       $16     $28         $63

  The purpose of this table is to assist investors in
  understanding the expenses an investor in the Company will
  bear.   Variable contracts issued by Manufacturers Life of
  America provide for charges not reflected in the above table.

  </REDLILNE>

  Condensed Financial Information

  <REDLINE>
  The following condensed financial information for the years and periods, other than 1/1/95-6/30/95, mentioned below has been derived from financial statements audited by Ernst & Young LLP, independent auditors, whose report with respect thereto appears in the Statement of Additional Information. Further information about the performance of the Company is contained in the Company's annual report, which may be obtained without charge by calling or writing to the Company. Performance information shown in this section does not reflect expenses that apply to the separate account or the related insurance policies. Inclusion of these charges would reduce the performance figures for all periods shown. The information for the period 1/1/95-6/30/95 is based upon unaudited financial records of the Company.
  </REDLINE>

  Selected data for a share of capital stock outstanding for the periods indicated.
                            Emerging Growth Equity Fund

                                             Period    Year     Year     Year
                                            1/1/95-   Ended     Ended   Ended
                                            6/30/95  12/31/94 12/31/93 12/31/92
  Net asset value beginning of period      $18.55    $19.42    $17.76  $16.18
  Income From Investment Operations:
  Net investment income (loss)               0.02      0.01    (0.01)  (0.02)
  Net realized and unrealized gain (loss)
    on investments                           2.03     (0.81)     4.16    3.51
  Total from investment operations           2.05     (0.80)     4.15    3.49
  Dividends:
  Net investment income                      0.00        --        --      --
  Net realized gain                          0.00     (0.07)    (2.49)  (1.91)
                                             0.00     (0.07)    (2.49)  (1.91)
  Net asset value end of period           $ 20.60   $ 18.55   $ 19.42 $ 17.76
  Net assets end of period ('000s)       $124,362   $97,379   $55,767 $18,504
  Aggregate return on share outstanding
    during entire period                   11.04%     (4.10)%   23.89%  21.82%
  Significant Ratios:
  Portfolio turnover                       102.10%*   69.40%    92.95% 126.62%
  Ratio of expenses to average net assets    0.50%*    0.50%     0.50%   0.50%
  Ratio of net investment income to
    average net assets                       0.24%*    0.07%    (0.04)% (0.14)%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                  20.17*     (3.02)    23.61%  23.82%

  * Annualized.

                      Emerging Growth Equity Fund (continued)

                                              Year     Year     Year     Year
                                             Ended    Ended     Ended   Ended
                                            12/31/91 12/31/90 12/31/89 12/31/88


  Net asset value beginning of period       $9.95    $12.20     $8.75   $7.61
  Income From Investment Operations:
  Net investment income (loss)                 --      0.17      0.20    0.14
  Net realized and unrealized gain (loss)
    on investments                           7.08     (1.98)     3.46    1.16
  Total from investment operations           7.08     (1.81)     3.66    1.30
  Dividends:
  Net investment income                        --     (0.17)    (0.21)  (0.12)
  Net realized gain                         (0.85)    (0.27)       --   (0.04)
                                            (0.85)    (0.44)    (0.21)  (0.16)
  Net asset value end of period            $16.18    $ 9.95    $12.20  $ 8.75
  Net assets end of period ('000s)         $9,822    $4,137    $3,859  $2,682
  Aggregate return on share outstanding
    during entire period                   71.34%    (14.90)%   42.19%  16.94%
  Significant Ratios:
  Portfolio turnover                        87.63    100.86%   116.14% 190.06%
  Ratio of expenses to average net assets    0.50%     0.50%     0.50%   0.50%
  Ratio of net investment income to
    average net assets                       0.02%     1.55%    1.95%   1.54%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                  50.44%    (16.10)%   34.63%  14.77%

  * Annualized.

                      Emerging Growth Equity Fund (continued)

                                                  Year     Year      Year
                                                 Ended    Ended      Ended
                                                12/31/87 12/31/86  12/31/85

  Net asset value beginning of period         $10.45    $12.58    $10.67
  Income From Investment Operations:
  Net investment income (loss)                  0.01      0.03      0.10
  Net realized and unrealized gain (loss)
    on investments                              0.18     (0.78)     2.32
  Total from investment operations              0.19     (0.75)     2.42
  Dividends:
  Net investment income                        (0.01)    (0.03)    (0.40)
  Net realized gain                            (3.02)    (1.35)    (0.11)
                                               (3.03)    (1.38)    (0.51)
  Net asset value end of period                $7.61    $10.45    $12.58
  Net assets end of period ('000s)            $2,012    $1,377    $1,403
  Aggregate return on share outstanding
    during entire period                       (4.88)%   (6.59)%   23.38%
  Significant Ratios:
  Portfolio turnover                          196.48%   247.88%    64.52%
  Ratio of expenses to average net assets       0.50%     0.20%     0.20%
  Ratio of net investment income to
    average net assets                          0.06%     0.26%    0.81%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                     (16.68)%   (6.68)%   20.63%

  * Annualized.

                                 Common Stock Fund

                                              Period      Year      Year
                                             1/1/95-     Ended     Ended
                                             6/30/95  12/31/94  12/31/93
  Net asset value
    beginning of period                          $13.36    $ 14.68     $ 13.73
  Income From Investment Operations:
  Net investment income (loss)                    0.12      0.20         0.19
  Net realized and unrealized gain
    (loss) on investments                         1.44     (0.81)        1.64
  Total from investment operations                1.56     (0.61)        1.83
  Dividends:
  Net investment income                           0.00     (0.20)       (0.19)
  Net realized gain                               0.00     (0.51)       (0.69)
                                                  00.0     (0.71)       (0.88)
  Net asset value:
    end of period                               $ 14.92    $ 13.36     $ 14.68
  Net assets
    end of period ('000s)                       $46,065    $34,829     $21,651
  Aggregate return on share
    outstanding during entire period             11.63%    (4.19)%      13.39%
  Significant Ratios:
  Portfolio turnover                            126.16%*   84.78%       88.23%
  Ratio of expenses to average
    net assets                                   0.50%*     0.50%       0.50%
  Ratio of net investment income
    to average net assets                        1.78%*     1.53%       1.39%
  Ratio of net investment income
    and realized and unrealized
    gain (loss) to average net assets            21.72*    (4.49)%      11.50%

  + Effective Date of Registration Statement under the Securities Act of 1933. *Annualized.

                           Common Stock Fund (continued)

                                                  Year      Year         Year
                                                 Ended      Ended       Ended
                                                12/31/92  12/31/91     12/31/90
  Net asset value
    beginning of period                          $13.33    $10.48      $ 11.25
  Income From Investment Operations:
  Net investment income (loss)                    0.18      0.21         0.32
  Net realized and unrealized gain
    (loss) on investments                         0.61      2.94        (0.77)
  Total from investment operations                0.79      3.15        (0.45)
  Dividends:
  Net investment income                          (0.18)    (0.21)       (0.32)
  Net realized gain                              (0.21)    (0.09)         --
                                                 (0.39)    (0.30)       (.032)
  Net asset value:
    end of period                                $13.73    $13.33      $ 10.48
  Net assets
    end of period ('000s)                        $9,708    $5,480      $ 2,873
  Aggregate return on share
    outstanding during entire period             6.07%     30.18%      (4.06)%
  Significant Ratios:
  Portfolio turnover                             47.60%    53.01%      120.84%
  Ratio of expenses to average
    net assets                                   0.50%      0.50%       0.50%
  Ratio of net investment income
    to average net assets                        1.51%      1.78%       3.06%
  Ratio of net investment income
    and realized and unrealized
    gain (loss) to average net assets            7.94%     25.41%      (3.40)%

  + Effective Date of Registration Statement under the Securities Act of 1933. *Annualized.

                           Common Stock Fund (continued)

                                                  Year      Year         Year
                                                 Ended      Ended       Ended
                                                12/31/89  12/31/88    12/31/87+
  Net asset value
    beginning of period                         $  8.91     $8.36       $9.97
  Income From Investment Operations:
  Net investment income (loss)                    0.36      0.28         0.15
  Net realized and unrealized gain
    (loss) on investments                         2.34      0.56        (1.63)
  Total from investment operations                2.70      0.84        (1.48)
  Dividends:
  Net investment income                          (0.36)    (0.29)       (0.13)
  Net realized gain                                --        --           --
                                                 (0.36)    (0.29)       (0.13)
  Net asset value:
    end of period                               $ 11.25    $  8.91     $  8.36
  Net assets
    end of period ('000s)                       $ 2,140    $ 1,173     $   942
  Aggregate return on share
    outstanding during entire period             30.66%     9.86%      (14.98)%
  Significant Ratios:
  Portfolio turnover                            120.92%    172.13%      54.87%
  Ratio of expenses to average
    net assets                                   0.50%      0.50%       0.50%*
  Ratio of net investment income
    to average net assets                        3.48%      3.16%       2.28%*
  Ratio of net investment income
    and realized and unrealized
    gain (loss) to average net assets            23.77%     9.13%      (24.73)%

  + Effective Date of Registration Statement under the Securities Act of 1933. *Annualized

                            Real Estate Securities Fund

                                                 Period     Year         Year
                                                1/1/95-     Ended       Ended
                                                6/30/95   12/31/94     12/31/93
  Net asset value
    beginning of period                          $13.34    $14.07       $12.75
  Income From Investment Operations:
  Net investment income (loss)                    0.32      0.55         0.47
  Net realized and unrealized gain
    (loss) on investments                         0.46     (0.93)        2.38
  Total from investment operations                0.78     (0.38)        2.85
  Dividends:
  Net investment income                           0.00     (0.27)       (0.47)
  Net realized gain                               0.00     (0.08)       (1.06)
                                                  0.00     (0.35)       (1.53)
  Net asset value end of period                  $14.12    $ 13.34     $ 14.07
  Net assets end of period ('000s)              $44,613    $42,571     $24,106
  Aggregate return on share
    outstanding during entire period             5.85%     (2.76)%      22.61%
  Significant Ratios:
  Portfolio turnover                            30.20%*    35.60%      143.00%
  Ratio of expenses to average
    net assets                                   0.50%*     0.50%       0.50%
  Ratio of net investment income
    to average net assets                        4.99%*     4.26%       3.93%
  Ratio of net investment income
    and realized and unrealized
    gain (loss) to average net assets           11.88%*    (4.48)%      15.23%

  + Effective Date of Registration under the Securities Act of 1933.

  * Annualized.

                      Real Estate Securities Fund (continued)

                                                  Year      Year         Year
                                                 Ended      Ended       Ended
                                                12/31/92  12/31/91     12/31/90
  Net asset value
    beginning of period                          $10.92    $ 8.16       $ 9.24
  Income From Investment Operations:
  Net investment income (loss)                    0.45      0.53         0.67
  Net realized and unrealized gain
    (loss) on investments                         1.83      2.76        (1.09)
  Total from investment operations                2.28      3.29        (0.42)
  Dividends:
  Net investment income                          (0.45)    (0.53)       (0.66)

  Net realized gain                                --        --           --
                                                 (0.45)    (0.53)       (0.66)
  Net asset value end of period                  $12.75    $10.92       $ 8.16
  Net assets end of period ('000s)               $7,273    $4,120       $2,771
  Aggregate return on share
    outstanding during entire period             21.29%    41.10%      (4.53)%
  Significant Ratios:
  Portfolio turnover                             70.71%    40.29%       24.37%
  Ratio of expenses to average
    net assets                                   0.50%      0.50%       0.50%
  Ratio of net investment income
    to average net assets                        4.13%      5.40%       7.74%
  Ratio of net investment income
    and realized and unrealized
    gain (loss) to average net assets            20.29%    33.48%      (4.73)%

  + Effective Date of Registration under the Securities Act of 1933.

  * Annualized.

                      Real Estate Securities Fund (continued)

                                                  Year      Year         Year
                                                 Ended      Ended       Ended
                                                12/31/89  12/31/88    12/31/87+
  Net asset value
    beginning of period                          $ 9.12    $ 8.76       $10.02
  Income From Investment Operations:
  Net investment income (loss)                    0.68      0.70         0.48
  Net realized and unrealized gain
    (loss) on investments                         0.15      0.37        (1.30)
  Total from investment operations                0.83      1.07        (0.82)
  Dividends:
  Net investment income                          (0.71)    (0.71)       (0.44)
  Net realized gain                                --        --           --
                                                 (0.71)    (0.71)       (0.44)
  Net asset value end of period                  $ 9.24    $ 9.12       $ 8.76
  Net assets end of period ('000s)               $2,875    $2,488       $2,007
  Aggregate return on share
    outstanding during entire period             9.23%     11.72%      (8.42)%
  Significant Ratios:
  Portfolio turnover                             15.09%    23.15%       10.27%
  Ratio of expenses to average
    net assets                                   0.50%      0.50%       0.50%*
  Ratio of net investment income
    to average net assets                        7.29%      7.18%       7.34%*
  Ratio of net investment income
    and realized and unrealized
    gain (loss) to average net assets            8.53%     10.52%      (13.19)%

  + Effective Date of Registration under the Securities Act of 1933.

  * Annualized.

                                Balanced Assets Fund

                                             Period    Year     Year     Year
                                            1/1/95-   Ended     Ended   Ended
                                            6/30/95  12/31/94 12/31/93 12/31/92

  Net asset value beginning of period     $ 13.77   $ 15.18   $ 14.52 $ 14.51
  Income From Investment Operations:
  Net investment income (loss)               0.26      0.48      0.44    0.51
  Net realized and unrealized gain (loss)
    on investments                           1.39     (1.11)     1.29    0.37
  Total from investment operations           1.65     (0.63)     1.73    0.88
  Dividends:
  Net investment income                      0.00     (0.48)    (0.44)  (0.51)
  Net realized gain                          0.00     (0.30)    (0.63)  (0.36)
  Total dividends                            0.00     (0.78)    (1.07)  (0.87)
  Net asset value end of period            $15.42   $ 13.77   $ 15.18 $ 14.52
  Net assets end of period ('000s)        $90,975   $74,737   $58,156 $27,733
  Aggregate return on share outstanding
    during entire period                   11.92%     (4.15)%  11.99%   6.21%
  Significant Ratios:
  Portfolio turnover                     112.04%*    86.42%    96.62%  75.83%
  Ratio of expenses to average net assets  0.50%*     0.50%     0.50%   0.50%
  Ratio of net investment income to
    average net assets                     3.65%*     3.37%     3.08%   3.75%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                 22.21%*     (4.11)%  10.09%   6.99%

  * Annualized.

                          Balanced Assets Fund (continued)

                                              Year     Year     Year     Year
                                             Ended    Ended     Ended   Ended
                                            12/31/91 12/31/90 12/31/89 12/31/88

  Net asset value beginning of period     $ 12.35   $ 12.87   $ 11.22  $11.09
  Income From Investment Operations:
  Net investment income (loss)               0.60      0.69      0.75    0.61
  Net realized and unrealized gain (loss)
    on investments                           2.22     (0.50)    (1.61)   0.22
  Total from investment operations           2.82      0.19      2.36    0.83
  Dividends:
  Net investment income                     (0.60)    (0.71)    (0.71)  (0.67)
  Net realized gain                         (0.06)       --        --   (0.03)
  Total dividends                           (0.66)    (0.71)    (0.71)  (0.70)
  Net asset value end of period           $ 14.51   $ 12.35   $ 12.87  $11.22
  Net assets end of period ('000s)        $18,515   $12,733   $10,412  $8,004
  Aggregate return on share outstanding
    during entire period                   23.36%     1.62%    21.33%   7.61%
  Significant Ratios:
  Portfolio turnover                       41.95%   116.03%   131.31% 132.32%
  Ratio of expenses to average net assets   0.50%     0.50%     0.50%   0.50%
  Ratio of net investment income to
    average net assets                      4.52%     5.71%     6.06%   5.42%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                  20.84%     2.04%    18.69%   7.40%

  * Annualized.

                          Balanced Assets Fund (continued)

                                                  Year     Year      Year
                                                 Ended    Ended      Ended
                                                12/31/87 12/31/86  12/31/85

  Net asset value beginning of period         $14.11    $12.85    $11.57
  Income From Investment Operations:
  Net investment income (loss)                  0.56      0.68      0.79
  Net realized and unrealized gain (loss)
    on investments                             (0.28)     1.49      1.95
  Total from investment operations              0.28      2.17      2.74
  Dividends:
  Net investment income                        (0.67)    (0.66)    (1.13)
  Net realized gain                            (2.63)    (0.25)    (0.33)
  Total dividends                              (3.30)    (0.91)    (1.46)
  Net asset value end of period               $11.09    $14.11    $12.85
  Net assets end of period ('000s)            $7,872    $5,285    $4,435
  Aggregate return on share outstanding
    during entire period                       (1.77)%  17.35%    27.30%
  Significant Ratios:
  Portfolio turnover                         127.46%    81.42%    36.46%
  Ratio of expenses to average net assets      0.50%     0.20%     0.20%
  Ratio of net investment income to
    average net assets                         3.60%     4.83%     6.73%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                      (5.59)%  15.18%    24.70%

  * Annualized.

                              Capital Growth Bond Fund

                                             Period    Year     Year     Year
                                            1/1/95-   Ended     Ended   Ended
                                            6/30/95  12/31/94 12/31/93 12/31/92

  Net asset value beginning of period     $ 10.10   $ 11.33   $ 11.12  $11.47
  Income From Investment Operations:
  Net investment income (loss)               0.35      0.72      0.65    0.77
  Net realized and unrealized gain (loss)
    on investments                           0.91     (1.22)     0.51   (0.11)
  Total from investment operations           1.26     (0.50)     1.16    0.66
  Dividends:
  Net investment income                      0.00     (0.72)    (0.65)  (0.78)
  Net realized gain                          0.00     (0.01)    (0.30)  (0.23)
  Total dividends                           (0.00)    (0.73)    (0.95)  (1.01)
  Net asset value end of period           $ 11.36   $ 10.10   $ 11.33  $11.12
  Net assets end of period ('000s)        $40,226   $33,618   $41,183 $30,695
  Aggregate return on share outstanding
    during entire period                   12.50%     (4.49)%   10.56%   5.89%
  Significant Ratios:
  Portfolio turnover                        86.30%*   79.04%    94.75% 153.05%
  Ratio of expenses to average net assets    0.50%*    0.50%     0.50%   0.50%
  Ratio of net investment income to
    average net assets                       6.48%*    6.29%     5.69%   6.76%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                 23.30%*     (5.23)%    9.28%   5.78%

  * Annualized.

                        Capital Growth Bond Fund (continued)

                                              Year     Year     Year     Year
                                             Ended    Ended     Ended   Ended
                                            12/31/91 12/31/90 12/31/89 12/31/88

  Net asset value beginning of period     $ 10.62   $ 10.82   $ 10.32  $10.53
  Income From Investment Operations:
  Net investment income (loss)               0.83      0.88      0.90    0.92
  Net realized and unrealized gain (loss)
    on investments                           0.85    (0.21)      0.50  (0.17)
  Total from investment operations           1.68    (0.67)      1.40    0.75
  Dividends:
  Net investment income                    (0.83)    (0.87)    (0.90)  (0.93)
  Net realized gain                            --        --        --  (0.03)
  Total dividends                          (0.83)    (0.87)    (0.90)  (0.96)
  Net asset value end of period           $ 11.47   $ 10.62   $ 10.82  $10.32
  Net assets end of period ('000s)        $29,326   $24,818   $22,768 $19,722
  Aggregate return on share outstanding
    during entire period                    16.38%     6.58%    13.88%   7.14%
  Significant Ratios:
  Portfolio turnover                        19.60%    40.73%    68.61%  29.36%
  Ratio of expenses to average net assets    0.50%     0.50%     0.50%   0.50%
  Ratio of net investment income to
    average net assets                       7.54%     8.25%     8.34%   8.48%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                  15.35%     6.51%     12.83%   6.88%

  * Annualized.

                        Capital Growth Bond Fund (continued)

                                                  Year     Year      Year
                                                 Ended    Ended      Ended
                                                12/31/87 12/31/86  12/31/85


  Net asset value beginning of period         $13.09    $12.62    $11.53
  Income From Investment Operations:
  Net investment income (loss)                  0.99      1.04      1.15
  Net realized and unrealized gain (loss)
    on investments                            (1.12)      1.46      1.48
  Total from investment operations            (0.13)      2.50      2.63
  Dividends:
  Net investment income                       (1.20)    (1.03)    (1.53)
  Net realized gain                           (1.23)    (1.00)    (0.01)
  Total dividends                             (2.43)    (2.03)    (1.54)
  Net asset value end of period               $10.53    $13.09    $12.62
  Net assets end of period ('000s)           $18,095   $17,674   $14,481
  Aggregate return on share outstanding
    during entire period                      (1.69)%    22.37%    26.13%
  Significant Ratios:
  Portfolio turnover                           55.80%    42.57%   286.36%
  Ratio of expenses to average net assets       0.50%     0.20%     0.20%
  Ratio of net investment income to
    average net assets                          8.13%     8.10%     9.96%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                      (1.68)%  19.72%    23.91%

  * Annualized.

                                 Money-Market Fund

                                             Period    Year     Year     Year
                                            1/1/95-   Ended     Ended   Ended
                                            6/30/95  12/31/94 12/31/93 12/31/92

  Net asset value beginning of period      $10.26   $ 10.23   $ 10.22 $ 10.21
  Income From Investment Operations:
  Net investment income (loss)               0.29      0.39      0.27    0.34
  Net realized and unrealized gain
   (loss) on investments                       --        --        --      --
  Total from investment operations           0.29      0.39      0.27    0.34
  Dividends:
  Net investment income                      0.00     (0.36)    (0.26)  (0.33)
  Net realized gain                          0.00        --        --      --
  Total dividends                            0.00     (0.36)    (0.26)  (0.33)
  Net asset value end of period           $ 10.55   $ 10.26   $ 10.23 $ 10.22
  Net assets end of period ('000s)        $33,330   $24,384   $13,860 $10,825
  Aggregate return on share outstanding
    during entire period                   2.84%*     3.89%     2.73%   3.40%
  Significant Ratios:
  Portfolio turnover                         None      None      None    None
  Ratio of expenses to average net assets  0.50%*     0.50%     0.50%   0.50%
  Ratio of net investment income to
    average net assets                     5.44%*     3.84%     2.67%   3.25%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                  5.44%*     3.84%     2.67%   3.25%

  * Annualized.

                           Money-Market Fund (continued)

                                              Year     Year     Year     Year
                                             Ended    Ended     Ended   Ended
                                            12/31/91 12/31/90 12/31/89 12/31/88

  Net asset value beginning of period     $ 10.21    $10.16    $10.15  $10.02
  Income From Investment Operations:
  Net investment income (loss)               0.57      0.78      0.88    0.89
  Net realized and unrealized gain
    (loss) on investments                      --        --        --      --
  Total from investment operations           0.57      0.78      0.88    0.89
  Dividends:
  Net investment income                     (0.57)    (0.73)    (0.87)  (0.76)
  Net realized gain                            --        --        --      --
  Total dividends                           (0.57)    (0.73)    (0.87)  (0.76)
  Net asset value end of period            $10.21    $10.21    $10.16  $10.15
  Net assets end of period ('000s)         $8,615    $8,606    $6,037  $5,259
  Aggregate return on share outstanding
    during entire period                    5.60%     7.82%     8.88%   7.06%
  Significant Ratios:
  Portfolio turnover                         None      None      None    None
  Ratio of expenses to average net assets   0.50%     0.50%     0.50%   0.50%
  Ratio of net investment income to
    average net assets                      5.45%     7.41%     8.43%   6.94%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                   5.45%     7.41%     8.43%   6.94%

  * Annualized

                           Money-Market Fund (continued)

                                                  Year     Year      Year
                                                 Ended    Ended      Ended
                                                12/31/87 12/31/86  12/31/85

  Net asset value beginning of period         $10.14    $10.19    $10.62
  Income From Investment Operations:
  Net investment income (loss)                  0.58      0.60      0.71
  Net realized and unrealized gain
    (loss) on investments                         --        --        --
  Total from investment operations              0.58      0.60      0.71
  Dividends:
  Net investment income                        (0.70)    (0.65)    (1.14)
  Net realized gain                               --        --        --
  Total dividends                              (0.70)    (0.65)    (1.14)
  Net asset value end of period               $10.02    $10.14    $10.19
  Net assets end of period ('000s)            $1,545    $1,198    $1,134
  Aggregate return on share outstanding
    during entire period                       5.67%     6.07%     7.13%
  Significant Ratios:
  Portfolio turnover                            None      None      None
  Ratio of expenses to average net assets      0.50%     0.20%     0.20%
  Ratio of net investment income to
    average net assets                         5.50%     5.89%     6.89%
  Ratio of net investment income and
    realized and unrealized gain (loss)
    to average net assets                      5.50%     5.89%     6.89%

  * Annualized.

                                                              International Fund

                                                  Period 1/1/95- Period 10/04/94-
                                                      6/30/95       12/31/94+

  Net asset value beginning of period                  $ 9.82          $ 10.00
  Income From Investment Operations:
  Net investment income (loss)                           0.08             0.02
  Net realized and unrealized gain
   (loss) on investments                                 0.21            (0.18)
  Total from investment operations                       0.29            (0.16)
  Dividends:
  Net investment income                                  0.00            (0.02)
  Net realized gain                                      0.00             0.00
                                                         0.00            (0.02)
  Net asset value end of period                       $ 10.11           $ 9.28
  Net assets end of period ('000s)                    $15,139          $11,290
  Aggregate return on share outstanding
   during entire period                                 2.96%           (1.54%)
  Significant Ratios:
  Portfolio turnover                                  41.88%*           0.00%*
  Ratio of expenses to average net assets              1.35%*           1.35%*
  Ratio of net investment income to average net assets 1.76%*           1.31%*
  Ratio of net investment income and realized
   and unrealized gain (loss) to average net assets    6.40%*            (6.28)%*

  +Inception date October 4, 1994.
  *Annualized

                                                               Pacific Rim
                                                          Emerging Markets Fund

                                                  Period 1/1/95- Period 10/04/94-
                                                      6/30/95       12/31/94+

  Net asset value beginning of period                  $ 9.41           $10.00
  Income From Investment Operations:
  Net investment income (loss)                           0.06             0.04
  Net realized and unrealized gain
   (loss) on investments                                 0.22            (0.59)
  Total from investment operations                       0.28            (0.55)
  Dividends:

  Net investment income                                  0.00            (0.04)
  Net realized gain                                      0.00             0.00
                                                         0.00            (0.04)

  Net asset value end of period                        $ 9.69           $ 9.41
  Net assets end of period ('000s)                    $10,259           $7,657
  Aggregate return on share outstanding
   during entire period                                3.03%*            (5.63)%
  Significant Ratios:
  Portfolio turnover                                  34.90%*           0.00%*
  Ratio of expenses to average net assets              1.50%*           1.50%*
  Ratio of net investment income to average net assets 1.48%*           1.84%*
  Ratio of net investment income and realized
   and unrealized gain (loss) to average net assets    7.31%*           (23.41)%*

  + Inception date October 4, 1994.

  * Annualized.

  Investment Objectives, Policies And Risks


  Each Fund has a different investment objective which it pursues through separate investment policies as described below. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject.

  The investment objective of each Fund discussed below is a fundamental policy of that Fund and may not be changed without the approval of the holders of a majority of the outstanding shares of such Fund. The policies by which a Fund seeks to achieve its investment objective, however, are not fundamental and may be changed by the Board of Directors of the Company without the approval of the shareholders. There can be no assurance that the investment objective of any Fund will be achieved. The Funds are subject to varying degrees of financial and market risk. Financial risk refers to the ability of an issuer of a debt security to pay principal and interest on such security and to the earnings stability and overall financial soundness of an issuer of an equity security; market risk refers to the volatility of the reaction of the price of a security to changes in conditions in the securities markets in general and, with particular reference to debt securities, changes in the overall level of interest rates.


  Emerging Growth Equity Fund

  The investment objective of the Emerging Growth Equity Fund is to achieve growth of capital by investing primarily in equity securities of companies believed to offer growth potential over both the intermediate and the long term. Current income is not a significant consideration.

  In pursuit of its objective, the Emerging Growth Equity Fund will invest primarily in common stocks or in securities convertible into or carrying rights or warrants to purchase common stock or to participate in earnings. The Fund will not purchase independent warrants if they are not publicly traded and if any such purchase would cause more than 2% of the value of its total assets to be invested in such warrants. In selecting investments, emphasis will be placed on securities of progressive companies with aggressive and competent managements. A substantial portion of the Fund's assets may be invested in emerging growth companies, which at the time of the Fund's investment may be paying no dividends to their shareholders. Emerging growth companies are companies believed by management to have above-average prospects for growth as a result of their providing products or services in emerging industries or sub-industries.

  Investments will be made primarily in securities listed on national securities exchanges, but the Fund may purchase securities traded in the U.S. over-the-counter market. When, in the opinion of management, market or economic conditions warrant a defensive posture, the Fund may place all or a portion of its assets in fixed-income securities. The Fund may also maintain a portion of its assets in cash or short-term debt securities pending selection of particular long-term investments. The Fund may purchase securities on a forward-commitment, when-issued or delayed-delivery basis.
  For a discussion of these securities, please see the Statement of Additional Information.

  Emerging growth companies may have limited product lines, market or financial resources, or they may be dependent upon a small management group. An investment in the Emerging Growth Equity Fund may therefore involve greater financial risk than is customarily associated with less aggressive companies. In addition, the Fund may be subject to relatively high levels of market risk. The securities of aggressive growth companies may be subject to more abrupt or erratic market movements than other companies or the market averages in general. Because shares of the Emerging Growth Equity Fund may experience above-average fluctuations in net asset value, they should be considered as long-term investments.


  Balanced Assets Fund

  The investment objective of the Balanced Assets Fund is to achieve intermediate and long-term growth through capital appreciation and income by investing in both debt and equity securities.

  In pursuit of its objective, the Balanced Assets Fund will invest in common stocks, preferred stocks or bonds (which may or may not be convertible into or carry rights to purchase common stock or to participate in earnings) and other long-term and short-term debt securities. Common stocks will be held for possible growth of capital as well as for income, while preferred stocks and debt securities will be held for income and possible capital appreciation as a result of a decline in the level of prevailing interest rates. The Fund will maintain at all times a balance between debt securities or preferred stocks, on the one hand, and common stocks, on the other. At least 25% of the Fund's assets will be invested in each of the two basic categories. Investments will be made primarily in securities listed on national securities exchanges, but the Fund may purchase securities traded in the

  U.S. over-the-counter market. The Fund may also maintain a portion of its assets in cash or short-term debt securities pending selection of particular long-term investments. The Fund may purchase securities on a forward-commitment, when-issued or delayed-delivery basis. For a discussion of these securities, please see the Statement of Additional Information. See the Capital Growth Bond Fund, below, for a description of the type of debt securities in which the Fund may invest.

  Investment in shares of the Balanced Assets Fund should involve less financial and market risk than an investment in the Emerging Growth Equity Fund.


  Capital Growth Bond Fund

  The investment objective of the Capital Growth Bond Fund is to achieve growth of capital by investing in medium-grade or better debt securities, with income as a secondary consideration.

  The Capital Growth Bond Fund differs from most "bond" funds in that its primary objective is capital appreciation, not income. Opportunities for capital appreciation will usually exist only when the levels of prevailing interest rates are falling. During periods when the Manager expects interest rates to decline, the Fund will invest primarily in intermediate-term and long-term corporate and government debt securities. However, during periods when the Manager expects interest rates to rise or believes that market or economic conditions otherwise warrant such action, the Fund may invest substantially all of its assets in short-term debt securities to preserve capital and maintain income. The Fund may also maintain a portion of its assets temporarily in cash or short-term debt securities pending selection of particular long-term investments.

  The Capital Growth Bond Fund will be carefully positioned in relation to the term of debt obligations and the anticipated movement of interest rates. It is contemplated that at least 75% of the value of the Fund's total investment in corporate debt securities, excluding commercial paper, will be represented by debt securities which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or
  Baa), Standard & Poor's Corporation (AAA, AA, A or BBB), or Fitch's Investors Service (AAA, AA, A or BBB) and debt securities of banks and other issuers which, although not rated as a matter of policy by either Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("Standard & Poor's"), or Fitch's Investors Service

  ("Fitch's"), are considered by the Manager to have investment quality comparable to securities receiving ratings within such four highest grades. Although the Fund does not intend to acquire or hold debt securities of below investment-grade quality, policyowners should note that even bonds of the lowest categories of investment-grade quality may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade bonds. It should be further noted that should an obligation in the Fund's portfolio drop below investment grade, the Fund will make every effort to dispose of it promptly so long as to do so would not be detrimental to the Fund. Government obligations in which the Capital Growth Bond Fund may invest will be limited to those issued or guaranteed as to principal or interest by the United States Government or its agencies or instrumentalities or by the Government of Canada or any Canadian Crown agency. Any Canadian obligation acquired by the Fund will be payable in U.S. dollars. The Fund may purchase securities on a forward-commitment, when-issued or delayed-delivery basis.
  For a discussion of these securities, please see the Statement of Additional Information.

  The Capital Growth Bond Fund may purchase corporate debt securities which carry certain equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer or participations based on revenues, sales, or profits. The Fund will not exercise any such conversion, exchange or purchase rights if, at the time, the value of all equity interests so owned would exceed 10% of the value of the Fund's total assets.

  Because of the Fund's emphasis on medium-grade or better instruments, an investment in the Capital Growth Bond Fund should result in less financial risk than an investment in the Emerging Growth Equity Fund or Balanced Assets Fund. However, the Capital Growth Bond Fund will be subject to substantial market risk arising from changes in the level of prevailing interest rates and the Fund's active management in anticipation of such changes.


  Money-Market Fund

  The investment objective of the Money-Market Fund is to provide maximum current income consistent with capital preservation and liquidity by investing in a portfolio of high-quality money market instruments.

  In pursuit of its objective, the Money-Market Fund may invest in:

  (1) obligations issued or guaranteed as to principal or interest by the United States Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress, or issued or guaranteed as to principal or interest by the Government of Canada or any Canadian Crown agency (any Canadian obligation acquired by the Fund will be payable in U.S. dollars);

  (2) obligations (including negotiable certificates of deposit) of U.S. banks and savings and loan associations which at the date of the investment have capital, surplus and undivided profits (as of the date of their most recently published financial statements) in excess of $100,000,000 and foreign branches of U.S. banks if such banks meet the stated qualifications;

  (3) commercial paper which at the date of the investment is rated (or guaranteed by a company whose commercial paper is rated) A-1 by Standard & Poor's, P-1 by Moody's, or F-1 by Fitch's, or, if not rated, is issued by a company which at the date of the investment has an outstanding short-term debt issue that is so rated or which is determined by management, pursuant to guidelines adopted and reviewed by the Fund's Board of Directors, to be of comparable quality to securities that are so rated;

  (4) corporate obligations maturing in one year or less which at the date of investment are rated AA or higher by Standard & Poor's, Fitch's or Moody's or either (a) are issued by a company with outstanding short- term debt securities rated A-1 by Standard & Poor's, P-1 by Moody's, or F-1 by Fitch's or
  (b) are determined by management, pursuant to guidelines established and reviewed by the Fund's Board of Directors, to be of comparable quality to securities that are so rated; and

  (5) repurchase agreements with respect to any of the foregoing obligations.

  More complete descriptions of the money market instruments in which the Fund may invest and the debt security ratings used by the Fund are set forth in the Statement of Additional
  Information.

  All of the Money-Market Fund's investments will mature in 13 months or less and the portfolio will maintain a dollar-weighted average portfolio maturity of less than 90 days. By limiting the maturity of its investments, the Fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. All of the Money-Market Fund's investments will be ones whose issuers are determined to present minimal credit risks. The Fund may purchase securities on a forward-commitment, when-issued or delayed-delivery basis. For a discussion of these securities, please see the Statement of Additional Information.

  Investment in shares of the Money-Market Fund should involve less market or financial risk than an investment in any other
  Fund. However, the Fund's performance will vary with changes in short-term interest rates.


  Common Stock Fund

  The investment objective of the Common Stock Fund is to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

  In pursuit of its objective, the Common Stock Fund will invest principally in common stocks or in securities convertible into common stocks or carrying rights or warrants to purchase common stock or to participate in earnings. In selecting investments, emphasis will be placed on companies with good financial resources, strong balance sheet, satisfactory rate of return on capital, good industry position, superior management skills, and earnings that tend to grow consistently. The Fund's investments are not limited to any particular type or size of company, but high-quality growth stocks are emphasized.

  Investments will be made primarily in securities listed on national securities exchanges, but the Fund may purchase securities traded in the United States over-the-counter market. When, in the opinion of management, market or economic conditions warrant a defensive posture, the Fund may place all or a portion of its assets in fixed-income securities. The Fund may also maintain a portion of its assets in cash or short-term debt securities pending selection of particular long-term investments. The Fund may purchase securities on a forward-commitment, when-issued or delayed-delivery basis. For a discussion of these securities, please see the Statement of Additional Information.

  Investment in shares of the Common Stock Fund should involve less financial and market risk than the Emerging Growth Equity Fund, but the Fund may occasionally experience above-average fluctuations in net asset value, and therefore should be considered as a long-term investment.

  Real Estate Securities Fund

  The investment objective of the Real Estate Securities Fund is to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

  In pursuit of its objective, the Real Estate Securities Fund will invest principally in real estate investment trust equity and debt securities and other securities issued by companies which invest in real estate or interests therein.

  The Fund may also purchase the common stocks, preferred stocks, convertible securities and bonds of companies operating in industry groups relating to the real estate industry. This would include companies engaged in the development of real estate, building and construction, and other market segments related to real estate. The Fund will not invest directly in real property nor will it purchase mortgage notes directly.

  Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in real estate related equity and debt securities. When, in the opinion of management, market or economic conditions warrant a defensive posture, the Fund may place all or a portion of its assets in fixed-income securities which may or may not be real estate debt related securities. The Fund may also maintain a portion of its assets in cash or short-term debt securities pending selection of particular long-term investments. The Fund may purchase securities on a forward-commitment, when-issued or delayed-delivery basis. For a discussion of these securities, please see the Statement of Additional Information.

  Because the Fund considers current income in its investment objectives, an investment in the Real Estate Securities Fund should involve less financial and market risk than the Emerging Growth Equity Fund. However, the Fund's share value may experience above-average fluctuation in periods of changing interest rates and therefore the shares should be considered as long-term investments.


  International Fund And
  Pacific Rim Emerging Markets Fund

  The investment objective of both the International Fund and the Pacific Rim Emerging Markets Fund is to achieve long-term growth of capital. The Funds will attempt to achieve their respective investment objectives by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries other than the United States and Canada. Current income from dividends and interest will not be an important consideration in the selection of portfolio securities.


  Investment Policy. In pursuit of their respective investment objectives, the International Fund and the Pacific Rim Emerging Markets Fund will vary the geographical distribution of their investments based upon the continuous evaluation of political, economic and market trends throughout the world. Investments will be shifted among the world's capital markets in accordance with the ongoing analyses of trends and developments affecting such markets and securities. Although the International Fund has no limits on geographical distribution other than the United States and Canada, it is expected to invest primarily in companies domiciled in western European countries, Australia, the Far East, Mexico and South America. The Pacific Rim Emerging Markets Fund will invest primarily in companies domiciled in potentially all countries of the Pacific Rim region. For purposes of this Fund, the countries of the Pacific Rim region are India, Pakistan, Japan, Hong Kong, Singapore, Malaysia, Thailand, Indonesia, Australia, South Korea, Taiwan, Philippines, New Zealand and China.

  Investment in foreign countries often requires approval by the specific country involved. As a result, although the International Fund and Pacific Rim Emerging Markets Fund intend to invest as above, not all countries may be available initially.

  The International Fund and the Pacific Rim Emerging Markets Fund will, under normal conditions, invest at least 65% of their net assets in common stocks and equity-related securities of established larger-capitalization non-U.S. companies that have attractive long-term prospects for growth of capital. Equity-related securities in which the Funds may invest include: preferred stocks, warrants and securities convertible into or exchangeable into common stocks.

  A Fund will invest in the securities of issuers domiciled or primarily traded in at least five foreign countries if the Fund has invested at least 80% of its net assets in foreign issuers. If the Fund has less than 20% of its net assets in foreign issuers, then all of such investment may be in issuers domiciled or primarily traded in one country. If the Fund has at least 20% but less than 40% of its net assets in foreign issuers, then such investment must be allocated to issuers domiciled or primarily traded in at least two foreign countries. Similarly, if the Fund has at least 40% but less than 60% of its net assets invested in foreign issuers, such investment must be allocated to at least three foreign countries. Foreign investments must be allocated to at least four foreign countries if such investments comprise at least 60% but less than 80% of the Fund's net assets. A Fund will not invest more than 20% of its net assets in securities of issuers domiciled or primarily traded in any one country, except that a Fund may invest up to 35% of its net assets in issuers domiciled or primarily traded in any one of the following countries: Australia, France, Japan, the United Kingdom, or Germany.

  The Funds may, for defensive purposes, invest all or a portion of their assets in non-convertible fixed income securities denominated in U.S. and non-U.S. dollars. These non-convertible fixed income securities will include debt of corporations, foreign governments and supranational organizations. The Funds may also maintain a portion of their assets in cash or short term debt securities pending the selection of certain long-term investments.

  The International Fund and the Pacific Rim Emerging Markets
  Fund may also purchase and sell the following equity-related financial instruments:

  --  exchange-listed call and put options on equity indices.

  -- over-the-counter ("OTC") and exchange-listed equity index futures.

  In order to assist in the foreign currency risk management of the International Fund and the Pacific Rim Emerging Markets
  Fund, the following foreign currency related financial instruments may also be purchased and sold:

  -- OTC and exchange-listed call and put options on various currencies in the portfolio.

  -- OTC foreign currency futures contracts on various currencies in the portfolio.

  Please see Investment Techniques Of The International Fund And
  Pacific Rim Emerging Markets Fund--"Options," "Futures," and
  "Risk Factors In Options And Futures."

  Subject to regulatory approval, the Company will offer an Equity Index Fund. The investment objectives, policies and risks of the Equity Index Fund are set forth below.

  <REDLINE>
  Equity Index Fund

  The investment objective of the Equity Index Fund is to achieve investment results which approximate the total return of publicly traded common stocks in the aggregate, as represented by the Standard & Poor s 500 Composite Stock Price
  Index (the  Index ).

  Investment Policy. The Equity Index Fund will seek to achieve its objective by attempting to replicate the aggregate total return of the Index. The Fund is designed to provide an economical and convenient means of maintaining a widely diversified investment in the United States equity market as part of an overall investment strategy. The Fund uses the Index as its standard performance comparison because it represents more than 70 % of the total market value of all publicly traded common stocks in the United States and is widely viewed among investors as representative of the performance of publicly traded common stocks in the United States.

  The Index is composed of 500 selected common stocks, over 95 % of which are listed on the New York Stock Exchange. The Index is an unmanaged index of common stock prices. The performance of the Index is based on changes in the prices of stocks comprising the Index and assumes the reinvestment of all dividends paid on such stocks. Taxes, brokerage, commissions and other fees are disregarded in computing the level of the Index. Standard & Poor s selects the stocks to be included in the Index on a proprietary basis but does incorporate such factors as the market capitalization and trading activity of each stock and its adequacy as representative of stocks in a particular industry group. Stocks in the Index are weighted according to their market capitalization (i.e., the number of shares outstanding multiplied by the stock s current price). Inclusion of a stock in the Index does not imply an opinion by Standard & Poor s as to its attractiveness as an investment, nor is Standard & Poor s a sponsor or in any way affiliated
  with the Fund.   Standard & Poor s (R) ,  S&P 500 (R) ,  S&P
  (R) ,  Standard & Poor s 500 (R) and  500  are trademarks of
  McGraw-Hill, Inc.

  The Index fluctuates in value with changes in the market value of the 500 stocks included in the Index at any point in time. An investment in the Fund involves risks similar to the risks of investing directly in the stocks included in the Index.

  The Adviser will not attempt to manage the Fund in the traditional portfolio management sense which generally involves the buying and selling of securities based upon investment analysis of economic, financial and market factors.

  Instead, the Fund, utilizing a passive or indexing investment approach attempts to duplicate the performance of the Index. The adverse financial situation of a company will not directly result in its elimination from the Fund s portfolio unless, of course, the company in question is removed from the Index. Conversely, the projected superior financial performance of a company would not normally lead to an increase in the Fund s holdings of the company.

  Under normal circumstances, the net assets of the Fund will be invested in any combination of the following investments: 1) representative common stocks, and 2) Standard & Poor s 500
  Futures Contracts (see   Investment Techniques of The Equity
  Index Fund - S&P 500 Futures Contracts ).

  With regard to the portion of the Fund that can be invested in common stocks, the method used to select investments for the Fund involves investing in common stocks in approximately the order of their respective market value weightings in the Index, beginning with those having the highest weightings. For diversification purposes, the Fund can purchase stocks with smaller weightings in order to represent other sectors of the Index. The Fund will invest only in those stocks, and in such amounts, as its Adviser deems necessary and appropriate in order for the Fund to approximate the performance of the Index. There is no minimum or maximum number of stocks included in the Index which the Fund must hold. Under normal circumstances, it is expected that the portion of the Fund invested in the stock market would hold between 300 and 500 different stocks included in the Index. The Fund may compensate for the omission of a stock that is included in the Index, or for purchasing stocks in other than the same proportion that they are represented in the Index, by purchasing stocks that are believed to have characteristics that correspond to those of the omitted stocks. The Fund may invest in short-term debt securities to maintain liquidity or pending investment in stocks or Standard & Poor s Stock Index Futures Contracts (S&P 500 Futures Contracts).

  Tracking error is measured by the difference between the total return for the Index and the total return for the Fund after deductions of fees and expenses. All tracking error deviations are reviewed to determine the effectiveness of investment policies and techniques. Tracking error is reviewed at least weekly and more frequently if such a review is indicated by significant cash balance changes, market conditions or changes in the composition of the Index. If deviation accuracy is not maintained, the Fund will rebalance its composition by selecting securities which, in the opinion of the Adviser, will provide a more representative sampling of the capitalization of the securities in the Index as a whole or a more representative sampling of the sector diversification in the Index.
  </REDLINE>

  Investment Techniques Of The International Fund
  And Pacific Rim Emerging Markets Fund

  Options. The Funds will not write uncovered OTC or exchange-listed put or call options on specific equities, equity or market indices, or foreign currency. The Funds will also not enter into interest rate or foreign currency swaps, caps, collars or floors.

  The International Fund and the Pacific Rim Emerging Markets Fund may purchase put and call options on various equity indices and sell put or call options they have previously purchased. An option is a contract that gives the holder the right to purchase (in the case of a call) or the right to sell (in the case of a put) a specified amount of an underlying security at a fixed price upon the exercise of the option. In the case of equity index options, exercises are settled through the payment of cash rather than the delivery of a security.

  The purchase of put and call options on various equity indices is done in order to hedge against changes in stock prices which may adversely affect the prices of securities that the portfolio wants to purchase at a later date, to hedge its existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance.

  An equity index is a method of reflecting in a single number the market value of an agreed-upon basket of different stocks. The index may be designed to be representative of the stock market as a whole or of a particular broad market sector or industry. The most common equity indices are value-weighted indices that reflect the aggregate market value of many different companies by taking into account prices of the component stocks and the number of shares outstanding for each respective company included in the index.

  The premium paid for a put or call option, plus any transaction costs, will reduce the benefit, if any, realized by the Fund upon exercise or liquidation of the option. The option may expire without value to the Fund unless the price of the underlying equity index changes in an amount in excess of the premium paid to purchase the option.

  Equity index options acquired by the Fund will be traded on locally recognized exchanges. Options traded in the OTC market may not be as actively traded as those on an exchange and may be considered as illiquid securities. It may also be more difficult to value such options.

  The International Fund and the Pacific Rim Emerging Markets Fund may purchase and sell put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Such investment strategies will be used as a hedge and not for speculation. The purchase of put or call options on foreign currencies may constitute an effective hedge against fluctuations in exchange rates although in the case of foreign exchange rate movements adverse to the Fund's position, it may forfeit the entire amount of premium paid plus related transaction costs. Foreign currency options acquired by the Funds may be traded on either locally recognized exchanges or the OTC market. As in the case of equity index options, foreign currency options traded in the OTC market may not be as actively traded as those on an exchange and may be considered as illiquid securities.

  Futures. The International Fund and the Pacific Rim Emerging Markets Fund may purchase and sell equity index futures contracts in order to hedge the equity portion of their assets or equity assets they intend to acquire, with regard to market risk as distinguished from stock-specific risk. The equity index futures contracts purchased by the Funds will be both OTC and locally-recognized-exchange-traded. As in the case of OTC-traded options, OTC-traded futures may not be as actively traded as those on an exchange and may be considered as illiquid. It may also be more difficult to value such futures.

  Foreign Currency Futures Contracts. The International Fund and the Pacific Rim Emerging Markets Fund may enter into contracts for the purchase or sale of a specific currency at an agreed-upon future date and price set at the time of the contract.

  The Funds will enter into foreign currency futures contracts for hedging purposes, only with the purpose of protecting the U.S. dollar equivalent of securities in the Fund that are denominated in non-U.S. dollars.

  Proper use of foreign currency futures contracts will protect the Funds against a loss arising from an adverse change in the relationship between the U.S. dollar and the particular foreign currency for the period of time from when the foreign currency futures contract is purchased or sold and the date on which payment is made or received on the underlying foreign currency.

  Foreign currency futures contracts are traded in the inter-bank market and carry much the same risks as noted above for OTC-traded futures and options.

  Risk Factors In Futures And Options. The purchase and sale of futures and options expose the International Fund and the Pacific Rim Emerging Markets Fund to risks that are not present in the other Funds.

  To the extent that hedging is effective, it will protect the value of the securities or currencies which are hedged but will accordingly diminish the potential for gain should the unhedged currency or security position move in a favorable direction. There is the potential for a hedging transaction using futures and options to create a loss as a result of imperfect correlation of price movements between the hedging vehicle and the hedged item(s). The risks of option trading include possible loss of the entire premium paid for the option or the inability to effect closing transactions at favorable prices. The risks of trading futures contracts also include the risks of inability to effect closing transactions or to do so at favorable prices; consequently, losses from investing in futures contracts are potentially unlimited.

  Risk Factors

  Investors should recognize that investing in foreign securities involves special risk considerations, including those that are listed below, which are not typically associated with investing in U.S. securities.

  Investment in the International Fund and the Pacific Rim Emerging Markets Fund will involve foreign currency risk because the offering price of their shares will be stated in U.S. dollars while it is anticipated that the overwhelming majority of their assets will be priced and quoted in other currencies. The value of the Funds' securities denominated in foreign currencies will be affected favorably or unfavorably by changes in currency exchange rates and the Funds' values will be affected by the costs incurred in connection with the conversions between various currencies.

  The securities of non-U.S. issuers held by the Funds generally will not be registered under, nor will the issuers thereof be subject to, the reporting requirements of the U.S. Securities and Exchange Commission. As a consequence, there may be less publicly available information about the foreign issuer than is available about a U.S. company or government entity. Foreign issuers are also not subject to the same accounting, auditing and financial reporting standards, requirements, and practices applicable to U.S. companies.

  Stock markets outside the U.S. are generally not as developed or as efficient as those in the U.S. As a result, the extent and effectiveness of government regulation of those stock markets and brokers may not be identical to that in the U.S. Frequently, liquidity in most foreign bond markets is less than generally exists in the U.S. bond market and, at times, price volatility can be greater than in the U.S.

  Fixed brokerage commissions on certain non-U.S. stock exchanges are generally higher than negotiated commissions on U.S. exchange-listed securities. Similarly, the bid-to-ask spreads in foreign bond markets are generally larger than commissions or bid-to-ask spreads in the U.S. bond market.

  Custodial costs related to non-U.S. securities generally exceed those on comparable U.S. securities.

  With respect to certain foreign countries, there is the possibility of political or social instability, or diplomatic events that could result in potential restrictions on the flow of international capital, including the possibility of expropriation or confiscatory taxation.

  The Funds' adviser will consider these and other pertinent factors before investing in foreign securities. Investments in foreign securities will not occur unless the Funds' adviser believes that the potential benefits of the investment outweigh the risks and that such investments meet the policies, standards, risk profile and objectives of a particular portfolio.

  Accordingly, investment in the shares of the International Fund and the Pacific Rim Emerging Markets Fund should involve more financial and market risk than any of the domestic Funds. Because the shares of the International Fund and the Pacific Rim Emerging Markets Fund may experience above-average fluctuations in net asset value, they should be considered as long-term investments.


  <REDLINE>
  Investment Techniques Of The Equity Index Fund

  S&P 500 Futures Contracts. The Equity Index Fund may (i) invest any portion of its net assets in S&P 500 Futures Contracts until the Fund reaches $25 million in net assets and
  (ii) once the Fund reaches $25 million in net assets, invest no more than 20% of its net assets in S&P 500 Futures Contracts. Investments in S&P 500 Futures Contracts can be held by the Fund for any length of time. The Fund may purchase S&P 500 Futures Contracts only for the purpose of hedging, including protecting against an increase in the price of securities it intends to purchase, or sell S&P 500 Futures Contracts for the purpose of hedging, including protecting against a decline in value of securities the Fund already owns, and not for speculation or to leverage the Fund.


  The S&P 500 Futures Contract obligates the seller to deliver and the purchaser to take an amount of cash equal to a specific dollar amount times the difference between the value of the Index at the close of the day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks which constitute the Index is made.

  No consideration will be paid or received by the Fund upon the purchase or sale of an S&P 500 Futures Contract. Prior to the purchase or sale of an S&P 500 Futures Contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to 5% to 10% of the underlying S&P 500 Futures Contract amount. This deposit is known as the initial margin and serves as the performance bond or good faith deposit on the S&P 500 Futures Contract. The initial margin is returned to the Fund upon termination of the S&P 500 Futures Contract, assuming that all contractual obligations have been satisfied. The initial margin amount is subject to change by the exchange board of trade on which the S&P 500 Futures Contract is traded and members of such exchange board of trade may charge a higher amount. Subsequent payments to and from the broker, known as variation margin, will be made daily as the price of the S&P 500 Futures Index fluctuates, making the long and short positions in the S&P 500 Futures Contracts more or less valuable. The Fund may elect to close its S&P 500 Futures Contract position at any time prior to the expiration date of the S&P 500 Futures Contract, by taking the opposite position.

  Risk Factors in Standard & Poor s 500 Stock Index Futures Contracts. Although the Fund intends to purchase or sell S&P 500 Futures Contracts only if market conditions for this particular investment are favorable, there is no assurance that a liquid market will exist for the S&P 500 Futures Contract at any particular time. It is common practice for most futures exchanges and boards of trade to limit the amount of price fluctuation permitted in futures contracts during a single trading day. Once the predetermined daily price limit has been reached for a particular futures contract, no trades are permitted to be made that day at a price beyond the daily price limit. Futures contract prices could move to the predetermined daily price limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures contract positions and subjecting some owners of futures contracts positions to substantial losses. In the event of adverse price movements of the S&P 500 Futures Index, the Fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the S&P 500 Futures Contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in the S&P 500 Futures Contract and thus provide an offset to losses on the futures contract.

  There can be no assurance of the Fund s success at using the S&P 500 Futures Contract as a hedging vehicle. There is a risk of imperfect correlation between movements in the price of the securities which are the subject of the hedge and the price of the S&P 500 Futures Contract. The risk of imperfect correlation increases as the composition of the Fund s securities diverges from the securities included in the Index. If the price of the S&P 500 Futures Contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in a favorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by changes in the value of the S&P 500 Futures Contract. If the price of the S&P 500 Futures Contract moves more than the price of the stock, the Fund will experience either a loss or a gain on the S&P 500 Futures Contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge.

  The Fund s ability to approximate the performance of the Index will depend to some extent on the size of cash flows into and out of the Fund. Investment changes to accommodate these cash flows will be made to maintain the similarity of the Fund to the Index, to the maximum practicable extent. When S&P 500 Futures Contracts are purchased to hedge against a possible increase in the price of stocks before the Fund is able to invest its cash in stocks in an orderly manner, it is possible that the stock market may decline in value instead: if the Fund then decides not to purchase hedged stocks because of concern as to possible further stock market decline or for other reasons, the Fund will realize a loss on the S&P 500 Futures Contract that is not offset by a reduction in the price of the securities purchased. </REDLINE>

  Investment Restrictions

  In pursuing their investment objectives and policies, the Funds are subject to a number of investment restrictions. The following is a brief summary of certain restrictions that the

  Company believes to be of interest to variable contract purchasers. Some of these restrictions are subject to exceptions not stated here. Such exceptions and a complete list of the investment restrictions applicable to the Funds and to the Company are set forth in the Statement of Additional Information under the heading "Investment Restrictions."

  Except for the restrictions specifically identified as fundamental, all investment restrictions described in this Prospectus and in the Statement of Additional Information are not fundamental, so that the Board of Directors may change them without shareholder approval. Fundamental restrictions may not be changed without the affirmative vote of a majority of the outstanding voting securities of each Fund affected by the change.

  Restrictions that are fundamental and applicable to all Funds include prohibitions on (i) investing more than 25% of the total assets of any Fund in the securities of issuers having their principal activities in any particular industry (except in the case of the Real Estate Securities Fund and with exceptions for U.S. Government and Government agency securities and certain money-market instruments),
  (ii) borrowing money, except for temporary or emergency purposes and then not in excess of 10% of the total assets of any Fund, and (iii) purchasing securities of any issuer if the purchase would cause more than 5% of a Fund's total assets to be invested in the securities of any one issuer (excluding U.S. Government and Government agency securities and bank obligations) or cause more than 10% of the voting securities of the issuer to be held by a Fund, except that up to 25% of each Fund's total assets may be invested without regard to the restrictions of this clause (iii).

  Restrictions that apply to all Funds and that are not fundamental include prohibitions on pledging, hypothecating, mortgaging or transferring more than 10% of the total assets of any Fund as security for indebtedness. The Money-Market Fund will not purchase securities of an issuer if it would cause more than 5% of the Money-Market Fund's total assets to be invested in the securities of that issuer (excluding
  U.S. Government and Government agency securities). The Money-Market Fund will not purchase securities that have not received the highest short-term debt rating by a nationally recognized statistical rating organization and are not of comparable quality to securities so rated if it would cause more than the greater of 1% of its total assets or $1,000,000 to be invested in the securities of such issuer or if it would cause more than 5% of its total assets to be invested in securities that were not so rated or comparable to securities so rated.

  If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of a Fund's total assets resulting from a change in the value of such assets will not constitute a violation of the percentage restriction.

  The following is a description of certain investment policies that are subject to restrictions and that the Company's management believes to be of interest to variable contract purchasers.

  Foreign Securities
  <REDLINE>

  Each of the Funds may invest in foreign securities, but, with respect to all Funds except the International and Pacific Rim Emerging Markets Funds, such investment is restricted as a matter of non-fundamental policy to securities of the following types: (i) U.S. dollar denominated obligations of foreign branches of U.S. banks, (ii) securities represented by American Depository Receipts listed on a national securities exchange or traded in the U.S. over-the-counter market,
  (iii) securities of a corporation organized in a jurisdiction other than the U.S. and listed on the New York Stock Exchange or NASDAQ ("Interlisted Securities") or (iv) securities denominated in U.S. dollars but issued by non U.S. issuers and issued under U.S. federal securities regulations (for example, U.S. dollar denominated obligations issued or guaranteed as to principal or interest by the Government of Canada or any Canadian Crown agency); provided, however, this restriction shall not apply to the International Fund or the Pacific Rim Emerging Markets Fund. The Equity Index Fund presently does not invest in foreign securities because none are included in the Index.</REDLINE>

  Foreign securities may be subject to foreign government taxes which reduce their attractiveness. In addition, investing in the securities of foreign issuers, particularly non-governmental issuers, involves risks which are not ordinarily associated with investing in domestic issuers. These risks include political or economic instability in the country involved and the possibility of imposition of currency controls. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers, including foreign branches of U.S. banks, are subject to different accounting and reporting requirements, which are generally less extensive than the requirements applicable to domestic issuers. With respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries. Foreign securities also involve currency risks. The value of a foreign security denominated in foreign currency changes with variations in the exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in U.S. dollars. Dividend and interest payments will be repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed. Finally, in the event of a default on any foreign obligation, it may be difficult for the Company to obtain or to enforce a judgment against the issuer. The Manager will consider these and other factors before investing in foreign securities and will not make such investments unless, in its opinion, such investments will meet the standards and objectives of a particular Fund.

  Lending Securities

  Each Fund may lend its securities so long as such loans do not represent in excess of 20% of a Fund's total assets. This is a fundamental policy. The procedure for lending securities is for the borrower to give the Fund collateral consisting of cash or cash equivalents. The Fund may invest the cash collateral and earn additional income or receive an agreed-upon fee from a borrower which has delivered cash-equivalent collateral. The Company anticipates that its securities will be lent only under the following conditions:
  (1) the borrower must furnish collateral equal at all times to the market value of the securities lent and the borrower must agree to increase the collateral on a daily basis if the securities increase in value; (2) the loan will be made in accordance with New York Stock Exchange rules, which currently require the borrower, after notice, to redeliver the securities within five business days; (3) any cash collateral invested by a Fund will be in short-term investments which give maximum liquidity so that the collateral may be paid back to the borrower when the securities are returned; (4) the Fund may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities; and (5) the Company will limit the amount of lending of securities so that the aggregate amount of interest received attributed to securities lent, if considered "other income" for Federal tax purposes, will not cause the Company to lose its status as a regulated investment company.

  Management Of The Funds

  Under Maryland law and the Company's Articles of Incorporation and By-laws, the business and affairs of the Company are managed under the direction of the Company's Board of Directors. The Board of Directors is elected by the holders of the Company's securities. While all of the Company's outstanding securities are owned by Manufacturers Life of America, shares will be voted as directed by variable contract policyowners.

  The By-laws of the Company provide that the Company need not hold an annual meeting of shareholders in any year in which none of the following is required to be acted on by shareholders under the Investment Company Act of 1940: election of directors; approval of investment advisory agreement; ratification of selection of independent public accountants; and approval of distribution agreement. The Company intends to hold shareholder meetings only when required by law and at other times as may be deemed appropriate by the Board of Directors.

  Investment Management Arrangements

  The Fund's investment manager is Manufacturers Adviser Corporation (the "Manager"), a Colorado corporation whose principal business at the present time is to provide investment management services to the Company. The Manager was organized in 1970 and became operational in 1984. The Manager is an indirect wholly-owned subsidiary of Manufacturers Life. The address of the Manager is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

  The Company has entered into an Investment Advisory Agreement with the Manager pursuant to which the Manager agrees to manage the investment and reinvestment of the assets of each Fund and to administer the affairs of the Company subject to the supervision of the Company's Board of Directors. The Manager provides the Company with an investment program and with investment research, supervision and advice necessary for the proper supervision of each Fund. Subject to review of the Company's Board of Directors and to the investment objective, policies and restrictions of each Fund, the Manager determines which securities will be purchased or sold for each Fund. The Manager also serves as the Company's transfer agent and dividend disbursing agent.

  Under a Service Agreement among the Manager, the Company and Manufacturers Life, Manufacturers Life has agreed to furnish to the Manager personnel, office space, supplies and equipment required by it and to make available to the Manager certain statistical and economic data, investment research reports and other research materials of Manufacturers Life's Investment Department. The Manager has agreed to reimburse Manufacturers Life for its costs in this regard.

  Management of the Funds

  The Manager of the Funds consists of a team of investment professionals each of whom plays an important role in the management process of each Fund. Team members work together to develop investment strategies and select securities for a Fund s portfolio. They are supported by research analysts, traders and other investment specialists who work alongside the investment professionals in an effort to utilize all available resources to benefit the shareholders.

  <REDLINE>


   Fund Manager(s)     Fund                          Business Experience During
                                                     Past Five Years
   Mark A. Schmeer     Emerging Growth Equity Fund   Investment Management, U.S.
   (since 1995)        Balanced Assets Fund          Equitities, The
                       Common Stock Fund             Manufacturers Life Insurance
                       Real Estate Securities Fund   Company - 1995 - present;
                                                     Vice President, Sun Life
                                                     Investment Management -
                                                     1993-1995; Manager, U.S.
                                                     Investments, Ontario Hydro
                                                     Corporation - 1986-1993

   Robert Lutzko       Emerging Growth Equity Fund   Investment Management, U.S.
   (since 1995)                                      Equities, the Manufacturers
                                                     Life Insurance Company -
                                                     1995-present; U.S.
                                                     Investment Manager, Workers
                                                     Compensation Board, Toronto
                                                     - 1989-1995
   Catherine Addison   Balanced Assets Fund          Investment Manager, U.S.
   (since 1988)        Capital Growth Bond Fund      Fixed Income, The
                                                     Manufacturers Life Insurance
                                                     Company, 1985-present

   Emily Shum          Money-Market Fund             Investment Management,
   (since 1992)                                      Money-Market, The
                                                     Manufacturers Life Insurnace
                                                     Company, 1992-present; Money
                                                     Market Manager, Manu Vest
                                                     Investment Management
                                                     Corporation, 1985-1991

   Stephen Hill        International Fund            Investment Management, The
   (since 1995)        Pacific Rim Emerging          Manufacturers Life Insurance
                       Markets Fund                  Company, 1995-present;
                                                     Director, Invesco Asset
                                                     Management, 1993-1994;
                                                     Consultant, 1993; Director,
                                                     Yasuda Trust Europe, 1989-
                                                     1992
   Mark Andrew Hirst   International Fund            Investment Management, The
   (since 1994)                                      Manufacturers Life Insurance
                                                     Company, 1986-present


   </REDLINE>

   <REDLINE>

   Fund Manager(s)     Fund                          Business Experience During
                                                     Past Five Years
   Richard James       International Fund            Investment Management, The
   Crook               Pacific Rim Emerging          Manufacturers Life Insurance
   (since 1994)        Markets Fund                  Company, 1975-present


   Emilia Panadero     International Fund            Investment Management, The
   Perez               Pacific Rim Emerging          Manufacturers Life Insurance
   (since 1995)        Markets Fund                  Company, 1989-present
   Leslie Grober       Real Estate Securities Fund   Investment Management, U.S.
   (since 1995)                                      Equities, The Manufacturers
                                                     Life Insurance Company -
                                                     1994-present; Investment
                                                     Representative, Toronto-
                                                     Dominion Bank - 1991-1003;
                                                     Banking, Bank of Montreal-
                                                     1990-1991

   Rhonda Chang        Common Stock Fund             Investment Management, The
   (since 1995)                                      Manufacturers Life Insurance
                                                     Company - 1994-present;
                                                     Investment Analyst, American
                                                     International Group - 1990-
                                                     1994

  </REDLINE>

  Expenses

  With respect to the Emerging Growth Equity Fund, Balanced Assets Fund, Capital Growth Bond Fund, Money-Market Fund, Common Stock Fund and Real Estate Securities Fund, the Manager has agreed to pay all of the expenses of the Company except for the following, which are borne by the Company: the investment management fee, brokerage commissions on portfolio transactions (including any other direct costs related to the acquisition, disposition, lending or borrowing of portfolio investments), taxes payable by the Company, interest and any other costs related to borrowings by the Company, and any extraordinary or non-recurring expenses (such as legal claims and liabilities and litigation costs and any indemnification related thereto).

  <REDLINE>

  With respect to the International Fund, the Pacific Rim
  Emerging Market Fund, and the Equity Index Fund, the Company shall pay all of the foregoing expenses plus up to .50%, .65%, and .15%, respectively, of any additional expenses in connection with the operation of these Funds.
  </REDLINE>

  Fees

  As compensation for its services, the Manager receives a fee from the Company each day on which the Company's net asset value is determined. With respect to the Emerging Growth Equity Fund, Balanced Assets Fund, Capital Growth Bond Fund, Capital Growth Bond Fund, Money-Market Fund, Common Stock Fund and Real Estate Securities Fund, the fee is equivalent to an annual rate of 0.50% of the average daily value of the aggregate net assets of the Funds. Prior to January 1, 1987, the Manager's fee was equivalent to an annual rate of 0.20% of such value. The amount of the daily charge for the fee is divided among the Funds in proportion to their daily net asset values.

  <REDLINE>
  With respect to the International Fund and the Pacific Rim Emerging Markets Fund, the fee will be equivalent to an annual rate of (I) 0.85% of the average daily value of the net assets of the first $100 million of each Fund and (ii) 0.70% of the average daily value of the net assets of each Fund in excess of $100 million. With respect to the Equity Index Fund, the fee will be .25%.
  </REDLINE>

  For the years ended December 31, 1992, 1993 and 1994 the
  Manager received $437,758, $743,241, and $1,429,270
  respectively, under the Investment Advisory Agreement.

  Capital Stock

  The Company has nine classes of stock, one for each Fund. The shares of each Fund have equal rights with respect to voting, redemptions, dividends, distributions and liquidations with regard to that Fund. The shares of each Fund, when issued and paid for, will be fully paid and non-assessable, will have no preference, pre-emptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any Fund are entitled to redeem their shares as set forth under "Purchases And Redemptions Of Shares."

  Taxes, Dividends And Distributions

  The Company intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Under such provisions, the Company will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains that it distributes to shareholders.

  The Company intends to distribute as dividends substantially all of the net investment income, if any, of each Fund. For dividend purposes, net investment income of each Fund will consist of all payments of dividends (other than stock dividends) or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Manager). Dividends from the net investment income of a Fund will be declared at least annually and reinvested in additional full and fractional shares of that Fund.

  The Funds of the Company also presently intend to declare and distribute annually after the close of their fiscal year all of their net realized capital gains, if any.

  Purchases And Redemptions Of Shares

  Shares of the Company are currently offered continuously, without sales charge, at prices equal to the respective net asset values of the Funds, only to Manufacturers Life of America. The Company sells its shares to Manufacturers Life of America directly without the use of any underwriter. Manufacturers Life of America uses shares of the Company to fund benefits under both variable annuity contracts and variable life insurance policies. The Company's Board of Directors will monitor the Funds for the existence of any material irreconcilable conflict between the interests of variable annuity policyowners investing in the Company and interests of holders of variable life insurance policies investing in the Company. Manufacturers Life of America will report any potential or existing conflicts to the directors of the Company. If a material irreconcilable conflict arises, Manufacturers Life of America will, at its own cost, remedy such conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance policies. The Company reserves the right to offer its shares in the future to other persons or entities.

  Shares of the Company are sold and redeemed at their net asset value next computed after a purchase or redemption order is received by the Company. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after receipt of a request for redemption.

  Determination Of Net Asset Value

  The net asset value of the shares of each Fund is determined once daily by the Manager at 4:00 p.m., Eastern time on each day during which the New York Stock Exchange ("Exchange") is open for trading. The Exchange is open daily Monday through Friday except on the following business holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The net asset value per share of each Fund is computed by adding the sum of the value of the securities held by that Fund plus any cash or other assets it holds, subtracting all its liabilities, and dividing the result by the total number of shares outstanding of that Fund at such time. The values of all assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at the exchange rates provided by an approved pricing service as of 12:00 p.m. Eastern time.

  Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before 4:00 p.m. Eastern time on each business day in New York (i.e., a day on which the Exchange is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading may take place in certain markets on days which are not business days in New York and on which a Fund's net asset value is not calculated. Since the Fund does not price on these days, the portfolio will trade and the net asset value of the Fund's redeemable securities may be significantly affected on days when shareholders have no access to the Fund. A Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the Exchange once on each day on which the Exchange is open. As a result, such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation.

  If events materially affecting the value of such securities occur between the time when their price is determined and the time when the Fund's net asset value is calculated, such securities will be valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

  Except with respect to debt instruments having a remaining maturity of 60 days or less, securities held by a Fund will be valued as follows: Securities listed on a securities exchange will be valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of the close of trading on the Exchange; provided, however, with respect to the International Fund and the Pacific Rim Emerging Markets Fund, if a particular country has adopted conventions with respect to valuations, these will be utilized instead. Securities traded in the over-the-counter market for which closing prices are readily available will be valued at the last bid price or yield equivalent as of the close of trading on the Exchange. However, if closing prices are not readily available for these securities, quotations will be obtained from more than one source and the securities will be valued at a mean of the bid prices so obtained. Securities which are traded both in the over-the-counter market and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. If market quotations for assets are or become unavailable, such assets will be valued at their fair value as determined in good faith by, or under the direction of, the Company's Board of Directors.

  Where appropriate, debt instruments with maturities greater than 60 days are valued on the basis of a valuation believed to reflect the fair value of the security, as provided by an approved pricing service. Debt instruments with remaining maturities of 60 days or less are valued on an amortized cost basis. Under this method of valuation, a security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter a constant proportionate amortization in value is assumed until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate instrument is deemed to be the next date on which the interest rate is to be adjusted.

  Custodian

  State Street Bank and Trust Company ("State Street") acts as custodian of the securities held by each Fund. State Street is authorized to use the facilities of the Depository Trust

  Company and the book-entry system of the Federal Reserve
  Banks.

  Custodian For Foreign Funds. Securities purchased for the International Fund and Pacific Rim Emerging Markets Fund are maintained in the custody of foreign banks and trust companies which are members of State Street's Global Custody Network and foreign depositories (foreign sub-custodians). State Street and each of the foreign custodial institutions holding securities of the Funds has been approved by the Board in accordance with regulations under the Investment Company Act of 1940.

  The Board reviews, at least annually, whether it is in the best interest of the International Fund and the Pacific Rim Emerging Markets Fund and its shareholders to maintain Fund assets in each custodial institution. However, with respect to foreign sub-custodians, there can be no assurance that the Fund and the values of its shares will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians, or application of foreign law to a Fund's foreign sub-custodial arrangements. Thus the non-investment risks involved in holding assets abroad may be greater than those associated with investing in the U.S.

  Performance Data

  From time to time Manufacturers Life of America may publish advertisements or distribute sales literature containing performance data relating to the Funds. All such performance data are based on the actual historical performance of the Funds for specified periods, and the figures are not intended to indicate future performance. Performance data will include average annual total return quotations for one-year, five-year and (when applicable) 10-year periods. Quotations for the period since inception of a Fund will replace such periods for a Fund that has not been in existence for a full five-year or 10-year period. Performance data may also include average annual total return for other time periods than those listed, and aggregate total return for various periods of time. More detailed information on the computations is set forth in the Statement of Additional Information.

  Performance data of the Funds will not reflect charges made pursuant to the terms of the variable life insurance and variable annuity policies funded by separate accounts that invest in the Company's shares. However, sales literature containing performance data for the Funds that is part of an advertisement for variable annuity contracts whose assets may be invested in the Fund will also contain corresponding performance data for the separate account funding those contracts. Similarly, sales literature containing performance data for the Funds that is part of an advertisement for variable life insurance policies whose assets may be invested in the Fund will also contain illustrations of the cash surrender and death benefit values for the same time periods.

                              PART B.

                            STATEMENT OF

                       ADDITIONAL INFORMATION

                Statement of Additional Information



                     Manulife Series Fund, Inc.
                          (the "Company")











  <REDLINE>
  This Statement of Additional Information is not a prospectus but should be read in conjunction with the Company's
  Prospectus dated February 14, 1996 which may be obtained from Manulife Series Fund, Inc., 200 Bloor Street East, Toronto,
  Ontario, Canada M4W 1E5.


  The date of this Statement of Additional Information is February 14, 1996.</REDLINE>










                                                             The
  Manufacturers

  Life Insurance Company                             [ARTWORK]of
  America

  ManEquity, Inc.



  (ss#1920)

                         Table of Contents


  Page

  The Company . . . . . . . . . . . . . . . . . . . . . .
  Investment Objectives And Policies  . . . . . . . . . .
     Investment Restrictions  . . . . . . . . . . . . . .
     Portfolio Turnover . . . . . . . . . . . . . . . . .
  Management Of The Company . . . . . . . . . . . . . . .
  Investment Management Services  . . . . . . . . . . . .
  Portfolio Brokerage . . . . . . . . . . . . . . . . . .
  Capital Stock . . . . . . . . . . . . . . . . . . . . .
  Principal Holders Of Securities . . . . . . . . . . . .
  Purchases And Redemptions Of Shares . . . . . . . . . .
  Taxes, Dividends And Distributions  . . . . . . . . . .
  Performance Information . . . . . . . . . . . . . . . .
  General Information . . . . . . . . . . . . . . . . . .
     Reports To Shareholders  . . . . . . . . . . . . . .
     Name . . . . . . . . . . . . . . . . . . . . . . . .
     Experts  . . . . . . . . . . . . . . . . . . . . . .
     Legal Counsel  . . . . . . . . . . . . . . . . . . .
  Appendix A: Money-Market Instruments In Which
   The Money-Market Fund May Invest . . . . . . . . . . .
  Appendix B: Debt Security Ratings . . . . . . . . . . .
  Appendix C: Investment Techniques Of The
   International Fund And Pacific Rim Emerging
   Markets Fund . . . . . . . . . . . . . . . . . . . . .
  <REDLINE>
  Appendix D: Certain Investment Techniques . . . . . . .
  </REDLINE>
  Financial Statements  . . . . . . . . . . . . . . . . .

  The Company
  <REDLINE>
  Manulife Series Fund, Inc. (the "Company") is a diversified open-end management investment company incorporated under Maryland law on July 22, 1983. The Company is a series company, which means that it has several different investment portfolios. Currently, the following investment portfolios are offered, each of which is referred to herein as a Fund the Emerging Growth Equity Fund, the Balanced Assets Fund, the Capital Growth Bond Fund, the Money-Market Fund, the Common Stock Fund, the Real Estate Securities Fund, the International Fund, the Pacific Rim Emerging Markets Fund, and subject to regulatory approval, the Equity Index Fund.
  </REDLINE>

  A separate class of the Company's common stock, par value $0.01 per share, is issued for each Fund. Each class represents an undivided interest in the assets of the Fund attributable to that class, and a shareholder is entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of the Fund or Funds in which shares are held.

  Shares of the Company are currently sold only to The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"), which is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manufacturers Life"). Manufacturers Life, together with its subsidiaries, constitutes one of the largest life insurance companies in North America as measured by assets. Shares will be purchased by Manufacturers Life of America to fund certain benefits under variable contracts issued by it and also for general investment purposes.

  The  Funds'  assets  will be  invested  and  reinvested  by the
  Company's    investment    manager,    Manufacturers    Adviser
  Corporation (the "Manager").

  Investment Objectives And Policies

  The following information supplements  the discussions entitled
  "Investment Objectives,  Policies  and Risks"  and  "Investment
  Restrictions"  in  the   Prospectus  and  should  be   read  in
  conjunction therewith.

  The Prospectus describes the investment objective, policies and restrictions relating to each of the Funds. Unless otherwise specified, the investment policies and restrictions of the Funds are not fundamental policies and are subject to change by the Company's Board of Directors without shareholder approval. The investment objectives of the Funds and certain restrictions are fundamental policies and may be changed only by a vote of the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. With respect to the submission of a change in an investment objective or restriction to the holders of the Company s outstanding voting securities, such matter shall be deemed to have been effectively acted upon with respect to a particular Fund if a majority of the outstanding voting securities of such Fund vote for the approval of such matter, notwithstanding (1) that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected by such matter, and (2) that such matter has not been approved by the vote of a majority of the outstanding voting securities of the Company.

  A detailed description of the Money-Market Fund's investment policies appears in Appendix A hereto: "Money-Market Instruments In Which the Money-Market Fund May Invest." The debt security ratings mentioned in the Prospectus and Appendix A are defined in Appendix B to this Statement of Additional Information. Particular investment techniques followed by the International Fund and the Pacific Rim Emerging Markets Fund are discussed in Appendix C hereto. In Appendix D certain investment techniques common to all the Funds, namely forward commitments, when-issued and delayed delivery securities, are discussed. The following is a complete list of all investment restrictions to which the Funds are subject and a discussion of the Funds' expected rates of portfolio turnover.

  Investment Restrictions

  All of the  restrictions through restriction 8  are fundamental
  policies.    Restrictions  9 through  15  are  not  fundamental
  policies.

  The  Company may  not  issue senior  securities  except to  the
  extent  that  the   borrowing  of  money  in   accordance  with
  restriction  3  may   constitute  the  issuance  of   a  senior
  security, and each Fund will not:

  (1) Invest more than 25% of the value of its total assets in securities of issuers having their principal activities in any particular industry, except in the case of the Real Estate Securities Fund, and excluding United States Government and Government agency securities and obligations of domestic branches of U.S. banks and savings and loan associations. For purposes of this restriction, neither finance companies as a group nor utility companies as a group are considered to be a single industry. Such companies will be grouped instead according to their services; for example, gas, electric and telephone utilities will each be considered a separate industry.

  (2) Purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in the securities of any one issuer
       (excluding   U.S.   Government   and   Government   agency
       securities and bank obligations 1) or cause more than 10% of the voting securities of the issuer to be held by the Fund, except that up to 25% of the value of each Fund's total assets may be invested without regard to these restrictions.

  (3) Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate by any particular Fund may not exceed 10% of the value of the Fund's total assets at the time the borrowing is made, and a Fund may not make additional investments during any period that its borrowings exceed 5% of the value of the Fund's total assets; provided, however, effective May 1, 1995, the restriction on making additional investments during any period that its borrowings exceed 5% of the value of the Fund's total assets shall not apply to the International Fund or the Pacific Rim Emerging Markets Fund.

  (4) Underwrite securities of other issuers except insofar as the Company may be considered an underwriter under the Securities Act of 1933 in selling portfolio securities.

  (5) Purchase or sell real estate, except that the Balanced Assets Fund may invest in mortgage notes and other securities secured by real estate or interests therein and each Fund may invest in securities issued by






               1The 5% limitation set forth in restriction 2 is based on a diversification test contained in the Investment Company Act of 1940. The staff of the Securities and Exchange Commission has stated in the past that it is concerned as to whether certain bank obligations should be subject to the statutory 5% limitation, although the staff has yet to reach a determination on the issue. Further action by the Commission may make it necessary, or it may be otherwise advisable, for the Company to revise restriction 2 so that a Fund's investment in certain obligations of any one bank will not exceed the 5% limitation (not applicable as to 25% of the value of each Fund's total assets). Any such revision will be made without submitting the matter to the vote of the holders of the Company's or the affected Fund's shares.

       companies  which  invest   in  real  estate  or  interests
       therein.2
  <REDLINE>
  (6) Purchase or sell commodities or commodity contracts; provided, however, the International Fund and the Pacific Rim Emerging Markets Fund may purchase and sell futures contracts on financial instruments, indices and foreign currencies, and options on such futures contracts, and the Equity Index Fund may purchase and sell S&P 500 Stock Index Futures Contracts ("S&P 500 Futures Contracts").</REDLINE>

  (7) Lend money to other persons except by the purchase of obligations in which the Fund is authorized to invest and by entering into repurchase agreements.

  (8) Lend securities in excess of 20% of the value of its total assets.

  (9) Knowingly invest in securities or other investments, including repurchase agreements maturing in more than seven days, that are subject to legal or contractual restrictions upon resale or are otherwise not readily marketable; provided, however, this restriction shall not apply to the International Fund or the Pacific Rim Emerging Markets Fund.

  (10) Sell securities short or purchase securities on margin except that it may obtain such short-term credits as may be required to clear transactions.

  (11) Write or acquire put or call options; provided, however, this restriction shall not apply to the International
       Fund or the Pacific Rim Emerging Markets Fund.

  (12) Purchase securities for the purpose of exercising control or management.

  (13) Purchase securities of other investment companies,  except
       in   connection    with   a   merger,   consolidation   or
       reorganization.

  (14) Pledge, hypothecate, mortgage or transfer (except as provided in restriction 8 as security for indebtedness any securities held by the Fund, except in an amount of


               2In order to meet the requirements of certain state insurance laws and regulations pertaining to variable life operations, the Balanced Assets Fund will refrain from investing in mortgage notes and other securities secured by real estate or interests therein until such time as such investments are permitted by state insurance regulatory authorities.

       not more  than 10% of the value of the Fund's total assets
       and  then   only   to  secure   borrowings  permitted   by
       restrictions 3 and 10.

  (15) Purchase securities of foreign issuers other than (i) U.S. dollar denominated obligations of foreign branches of U.S. banks, (ii) securities represented by American Depository Receipts listed on a national securities exchange or traded in the U.S. over-the-counter market,
       (iii) securities of a corporation organized in a jurisdiction other than the U.S. and listed on the New York Stock Exchange or NASDAQ ("Interlisted Securities") or (iv) securities issued by non U.S. issuers but denominated in U.S. dollars and issued pursuant to U.S. federal securities regulations (for example, U.S. dollar denominated obligations issued or guaranteed as to principal or interest by the Government of Canada or any Canadian Crown agency); provided, however, this restriction shall not apply to the International Fund or the Pacific Rim Emerging Markets Fund.

  If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of a Fund's total assets resulting from a change in its value will not constitute a violation of the percentage restriction.

  Portfolio Turnover

  Each Fund has a different expected rate of portfolio turnover. The Emerging Growth Equity Fund's portfolio will be actively managed with a degree of short-term trading made without regard to resulting brokerage costs. Consequently, it is anticipated that the annual portfolio turnover rate of such Fund will generally be between 50% and 150%.

  <REDLINE>
  By contrast, the Balanced Assets Fund, the Common Stock Fund, and the Real Estate Securities Fund will not make a practice of short-term trading. However, purchases and sales of securities will be made whenever necessary to achieve each of the Fund's objectives without regard to resulting brokerage costs. It is expected that annual portfolio turnover rates for the Balanced Assets Fund, the Common Stock Fund, and the Real Estate Securities Fund will be between 25% and 100%. The Capital Growth Bond Fund intends to engage in short-term trading as a means of achieving its investment objective. Therefore, it is anticipated that the annual portfolio turnover rate of such Fund will generally range from 100% to 200%. Turnover rates for the International and Pacific Rim Emerging Markets Funds are expected to be approximately 120% and 142%, respectively. Thus, a range of 100% to 200% would not be out of line. The anticipated turnover rate for the

  Equity Index Fund is expected to be approximately 10-15%. There can be no assurance that the foregoing rates of portfolio turnover will be maintained. In any particular year, market conditions could result in portfolio activity at a greater or lesser rate than anticipated. Thus, for the year ended December 31, 1994, the Emerging Growth Equity, Balanced Assets, Capital Growth Bond, Common Stock, Real Estate Securities, International, and Pacific Rim Emerging Markets Funds had turnover rates of 69.40%, 86.42%, 79.04%, 84.78%,
  35.60%, 0% and 0%, respectively. For the year ended December 31, 1993, the Emerging Growth Equity, Balanced Assets, Capital Growth Bond, Common Stock and Real Estate Securities Funds had turnover rates of 92.95%, 96.62%, 94.75%, 88.23%, and 143.00%, respectively, and for the year ended December 31, 1992, the Emerging Growth Equity, Balanced Assets, Capital Growth Bond, Common Stock and Real Estate Securities Funds had turnover rates of 126.62%, 75.83%, 153.05%, 47.60%, and 70.71%, respectively.</REDLINE>

  The Money-Market Fund, consistent with its investment objective, will attempt to maximize yield through portfolio trading. This may involve selling portfolio instruments and purchasing different instruments to take advantage of disparities of yields in different segments of the high-grade money market or among particular instruments within the same segment of the market. As a result, the Fund may realize short-term gains and losses. This practice, as well as the relatively short maturity of the obligations to be purchased by the Fund, may result in frequent replacement of the Fund's portfolio securities.

  The rate of portfolio turnover will not be a limiting factor when it is deemed appropriate to purchase or sell securities for a Fund. The higher portfolio turnover rates anticipated for the Emerging Growth Equity Fund and Capital Growth Bond Fund should result in higher brokerage costs for such Funds. The Company intends to comply with the various requirements of the Internal Revenue Code so as to qualify as a "regulated investment company" thereunder. Among such requirements is a limitation of less than 30% of the amount of gross income which any of the Funds may derive from gains on the sale or other disposition of securities held for less than three months. Accordingly, the ability of a particular Fund to effect certain portfolio transactions may be limited.

  Management Of The Company

  The directors and executive officers of The Company, together with their principal occupations during the past five years, are listed below:



                                 7






   <REDLINE>
                                              Principal Occupation
                              Position with     During Past Five
   Name and Address            The Company            Years

   Edward C. Balzarotti       Director        Jettron Products
   56 Route 10 East Hanover,  (56)            Inc. (electronics
   NJ 07936                                   components
                                              manufacturer) East
                                              Hanover, NJ


   Donald A. Guloien*         Director and    Senior Vice
   200 Bloor St. East         President       President, Business
   Toronto, Ontario Canada    (38)            Development   1994-
   M4W 1E5                                    present, The
                                              Manufacturers Life
                                              Insurance Company;
                                              Vice President, U.S.
                                              Individual Business
                                                1990-1994, The
                                              Manufacturers Life
                                              Insurance Company

   Francis J. Knott           Director        President   1992-
   P.O. Box 314 Riderwood,    (49)            present, VITAL
   Maryland 21139-0314                        Resources,
                                              Riderwood, MD.;
                                              President
                                               1985-1992,
                                              Videoconferencing
                                              Systems, Inc.
                                              (Manufacturers of
                                              Videoconferencing
                                              Equipment) Norcross,
                                              GA















                                 8






   <REDLINE>
                                              Principal Occupation
                              Position with     During Past Five
   Name and Address            The Company            Years

   John D. Richardson*        Director        Senior Vice
   200 Bloor Street East      (57)            President, and
   Toronto, Ontario Canada                    General Manager,
   M4W 1E5                                    U.S. Operations
                                              1995-present, The
                                              Manufacturers Life
                                              Insurance Company;
                                              Senior Vice
                                              President and
                                              General Manager,
                                              Canadian Operations
                                                1992-1994, The
                                              Manufacturers Life
                                              Insurance Company;
                                              Senior Vice
                                              President, Financial
                                              Services   1992, The
                                              Manufacturers Life
                                              Insurance Company;
                                              Executive Vice
                                              Chairman and CFO
                                               1989-1991, Canada
                                              Trust


   F. David Rolwing           Director        President,
   17810 Meeting House Road   (61)            Montgomery Mutual
   Sandy Spring, MD 20860                     Insurance Co., Sandy
                                              Spring, MD

   Douglas H. Myers           Vice President, Assistant Vice
   200 Bloor Street East      Finance and     President and
   Toronto, Ontario Canada    Compliance,     Controller, U.S.
   M4W 1E5                    Treasurer       Operations   1988-
                              (41)            present, The
                                              Manufacturers Life
                                              Insurance Company


   Sheri L. Kocen             Secretary and   Senior Counsel
   200 Bloor Street East      General Counsel 1990-present, The
   Toronto, Ontario Canada    (41)            Manufacturers Life
   M4W 1E5                                    Insurance Company




                                 9





  *Director who is an "interested person," as defined in the Investment Company Act of 1940.




















































                                 10





  Donald  A. Guloien,  John D.  Richardson, Douglas  H. Myers and
  Sheri L. Kocen also hold positions with companies affiliated with the Company as follows:


           Name            Affiliated Company     Position

   Donald A. Guloien    The Manufacturers Life    Director
                          Insurance Company of
                          Michigan
                        The Manufacturers Life    Director,
                          Insurance Company of    President
                          America
                        Manulife Service          President
                          Corporation
                        ManEquity, Inc.           Director

   John D. Richardson   Manulife Financial        Director,
                        Holdings Limited          President &
                                                  Chief Executive
                                                  Officer
                        165351 Canada Limited     Director
                        FirstLine Trust Company   Director
                        Manulife Bank of Canada   Director
                        Manulife Investment       Director,
                          Management Corporation  Chairman
                        159139 Canada Inc.        Director
                        Manulife Data Services    Director,
                          Limited                 Chairman
                        The Manufacturers Life    Director,
                          Insurance Company of    President
                          Michigan
                        Manulife Holding          Director
                          Corporation
                        The Manufacturers Life    Director,
                          Insurance Company of    Chairman
                          America
                        The Manufacturers Life    Director,
                          Insurance Company       Chairman &
                          (U.S.A.)                President














                                 11






           Name            Affiliated Company     Position

   Douglas H. Myers     ManuLife Services         Vice President
                          Corporation
                        The Manufacturers Life    Vice President
                          Insurance Company of
                          Michigan
                        The Manufacturers Life    Vice President &
                          Insurance Company       Treasurer
                          of America
                        Manufacturers Advisers    Vice President,
                          Corporation             Compliance and
                                                  Finance,
                                                  Treasurer
                        ManEquity, Inc.           Director,
                                                  President


   Sheri L. Kocen       The Manufacturers Life    Assistant
                          Insurance Company of    Secretary and
                          America                 Senior Counsel
                        Manufacturers Adviser     Secretary and
                          Corporation             General Counsel
  </REDLINE>

  The Company does  not pay any remuneration to its directors who are  officers or  employees  of  the Manager  or  Manufacturers
  Life.  Directors  not   so  affiliated  with  the   Manager  or
  Manufacturers  Life receive  $1,250  for  each meeting  of  the
  Board  they attend,  a  retainer of  $4,000  per year,  and are reimbursed for  travel and other  out-of-pocket expenses.  Such
  Directors were paid  fees in the  aggregate of  $61,250 by  the
  Company for attendance  at regular meetings of the  Company for the fiscal  year ended  December 31, 1994.  The officers listed
  above  are  furnished   to  the  Company  by   the  Manager  in
  accordance with the  Investment Advisory Agreement  and receive no compensation from  the Company. These officers spend  only a portion of their time on the affairs of the Company.















                                 12






  <REDLINE>
                                 Compensation Table


                                                  Pension or
                                                  Retirement
                           Aggregate              Benefits Accrued
                           Compensation           as part of
                           from Registrant        Fund Expenses

  Edward C. Balzarotti     $8,750.00                N/A
  Director


  Donald A. Guloien        N/A                      N/A
  Director and
  President

  Francis J. Knott         $8,750.00                N/A
  Director

  John D. Richardson       N/A                      N/A
  Director

  F. David Rolwing         $8,750.00                N/A
  Director

  Douglas H. Myers         N/A                      N/A
  Vice President,
  Finance & Compliance,
  Treasurer

  Sheri L. Kocen           N/A                      N/A
  Secretary and
   General Counsel


                                 Compensation Table


                           Estimated              Total
                           Annual                 Compensation
                           Benefits               from Registrant
                           Upon                   and Fund Complex
                           Retirement             Paid to Directors

  Edward C. Balzarotti     N/A                    $8,750.00
  Director


  Donald A. Guloien        N/A                      N/A
  Director and
  President

  Francis J. Knott         N/A                      $8,750.00
  Director

  John D. Richardson       N/A                      N/A
  Director

  F. David Rolwing         N/A                      $8,750.00

  Director

  Douglas H. Myers         N/A                      N/A
  Vice President,
  Finance & Compliance,
  Treasurer

  Sheri L. Kocen           N/A                      N/A
  Secretary and
   General Counsel

  </REDLINE>

  Investment Management Services

  The Manager, Manufacturers Adviser Corporation, supervises and directs the investments of the Funds pursuant to an Investment Advisory Agreement with the Company. The Manager is a wholly-owned subsidiary of ManuLife Holding Corporation, a Delaware corporation, which in turn is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan. The Manufacturers Life Insurance Company of Michigan is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of Manufacturers Life. Manufacturers Life also indirectly controls the Company.

  In addition to directing the Fund's investment activities, the Manager performs various administrative services for the Company pursuant to the Investment Advisory Agreement. These services include supervising all aspects of the Company's operation and providing to the Company, at the Manager's expense, executive and other personnel required to manage the affairs of the Company and to perform all necessary clerical and administrative functions other than those functions performed by other persons retained by the Company such as the Company's custodian. The Manager also provides to the Company at its own expense office space and all office facilities necessary for the Company's operations, and it acts as the Company's transfer agent and dividend disbursing agent.

  The Investment Advisory Agreement provides that the Manager may provide investment management services to other persons, including affiliates of the Manager, so long as its doing so does not adversely affect the service it provides to the Company. The Company has agreed with the Manager that, when investment opportunities arise that may be appropriate for more than one client of the Manager, it may allocate investments among them in an impartial manner believed to be equitable to each client involved and will not favor one client over another.

  At  a Special  Meeting of  the Company's  shareholders  held on
  December  29,  1986,  the  Investment  Advisory  Agreement  was
  approved by the affirmative vote of a majority of the outstanding voting securities of the class (as defined in paragraph (h) of Rule 18f-2 under the Investment Company Act of 1940) of capital stock of each Fund of the Company then existing, namely, the Emerging Growth Equity Fund, Balanced Assets Fund, Capital Growth Bond Fund, and Money-Market Fund. The votes cast by each such Fund included shares attributable to policies participating in the sole shareholder's Separate Accounts.

  At the Funds Annual Meeting of Shareholders held on April 15, 1988, the Investment Advisory Agreement was approved by the affirmative vote of a majority of the outstanding securities of the class (as defined in paragraph (h) of Rule 18f-2 under the Investment Company Act of 1940) of the capital stock of subsequently established Funds, namely, the Real Estate Securities Fund and Common Stock Fund. Again, the votes cast by both Funds included shares attributable to Policies participating in the sole shareholder's Separate Accounts.

  Under a Service Agreement among the Manager, the Company and Manufacturers Life dated May 3, 1984, Manufacturers Life provides the Manager with personnel, office space, supplies and equipment required by the Manager and makes available to the Manager certain statistical and economic data, investment research reports and other research materials of Manufacturers Life's Investment Department. Under the Service Agreement, Manufacturers Life is not entitled to any compensation beyond reimbursement from the Manager for Manufacturers Life's cost in providing services, supplies, equipment and office space. The Company's Board of Directors and its sole shareholder unanimously approved the agreement originally on May 3, 1984, and at the Company's Annual Meeting of Shareholders held on April 15, 1988, the Service Agreement was continued to May 3, 1989 by the affirmative vote of a majority of the outstanding voting securities of the class (as defined in paragraph (h) of Rule 18f-2 under the Investment Company Act of 1940) of the capital stock of each Fund of the Company. The votes cast by each Fund included shares attributable to Policies participating in the sole shareholder's Separate Accounts.

  At the meeting of February 15, 1994, the Board of Directors, including a majority of Directors who are not "interested persons" of any party to the Service Agreement or Investment Advisory Agreement approved (i) an amendment to the Investment Advisory Agreement with respect solely to the International Fund and the Pacific Rim Emerging Markets Fund and (ii) a resolution extending the terms of the Service Agreement to the International Fund and the Pacific Rim Emerging Markets Fund. The Amendment to the Investment Advisory Agreement and a form of Service Agreement containing all major terms of the May 3, 1984 Service Agreement were presented at a Special Meeting of the Funds' initial shareholders held on October 4, 1994 and approved thereby.

  At the Meeting of November 16, 1994, the Board of Directors, including a majority of Directors who are not "interested persons" of any party to the Service Agreement or the Investment Advisory Agreement, voted to continue both the Service Agreements and the Investment Advisory Agreement until January 1, 1996.

  <REDLINE>
  At the Meeting of November 14, 1995, the Board of Directors, including a majority of Directors who are not "interested persons" of any party to the Service Agreement or Investment Advisory Agreement approved (i) an amendment to the Investment Advisory Agreement with respect solely to the Equity Index Fund and (ii) a resolution extending the terms of the Service Agreement to cover the Equity Index Fund. At that meeting the Board also voted to continue the Service Agreements and the
  Investment Advisory Agreement, as amended, until January 1, 1997. Both the amendment to the Investment Advisory Agreement and the Service Agreement were approved by the International Fund's and Pacific Rim Emerging Markets Fund's initial shareholders at a meeting held for that purpose on October 4, 1994.

  The Investment Advisory Agreement and the Service Agreements will continue past January 1, 1997 from year to year so long as the continuance of each is specifically approved at least annually either (i) by the Board of Directors of the Company or (ii) by a vote of a majority of the outstanding voting securities of the Company, provided that in either event the continuance is also approved by the vote of a majority of the Directors who are not "interested persons" of any party to the agreements, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance of either agreement shall be effective with respect to any Fund of the Company if a majority of the outstanding voting securities of the class of capital stock of that Fund vote to approve such continuance, notwithstanding that such continuance may not have been approved by a majority of the outstanding voting securities of the Company. The Investment Advisory Agreement and the Service Agreement may be terminated at any time, without payment of any penalty, by the Board of Directors of the Company or by the vote of a majority of the outstanding voting securities of the Company, with respect to any Fund of the Company by the vote of a majority of outstanding voting securities of the class of capital stock of such Fund, by the Manager or, in the case of the Service Agreement, by Manufacturers Life, on 60 days' written notice to the other party or parties to the agreements. Both agreements will automatically terminate in the event of their assignment.

  </REDLINE>

  The Investment Advisory Agreement may be amended by the Company and the Manager provided such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the Company and by the vote of a majority of the directors of the Company who are not interested persons of the Manager or the Company cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any amendment shall be effective with respect to any Fund if a majority of the outstanding voting securities of the class of capital stock of that Fund vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of the Company.


  Portfolio Brokerage

  Pursuant to the Investment Advisory Agreement, the Manager is responsible for placing all orders for the purchase and sale of portfolio securities of the Funds. The Manager has no formula for the distribution of the Company's brokerage business, its intention being to place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable net results for the Company. The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Bonds and money market instruments are generally traded on a net basis and do not normally involve either direct brokerage commissions or transfer taxes.

  Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the over-the-counter market, the Manager will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.

  In selecting brokers or dealers through whom to effect transactions, the Manager will consider a number of factors, including price, dealer spread or commission, if any, size of the transaction, difficulty of execution and the value and quality of any research, statistical, quotation or valuation services provided by the broker or dealer. Research services provided by brokers and dealers include advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling securities, the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy. In placing a purchase or sale order, the Manager may use a broker whose commission in effecting the transaction is higher than that of some other broker or dealer if the Manager determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the Manager's overall responsibilities with respect to the Company and any other accounts managed by the Manager.

  To the  extent research  services are  used by  the Manager  in rendering  investment  advice to  the  Company,  such  services
  would tend  to reduce  the Manager's  expenses.   However,  the

  Manager does not believe that an exact dollar value can be assigned to these services. Research services received by the Manager from brokers or dealers executing transactions for the Company will be available also for the benefit of other portfolios managed by the Manager or Manufacturers Life, and conversely, research services received by the Manager or Manufacturers Life in respect of transactions for such other portfolios will be available for the benefit of the Company.

  Manufacturers Life manages a number of portfolios, including the portfolios of its general account and several separate accounts, and the Manager currently manages one other portfolio and intends to manage others. Although investment recommendations or determinations for the Company will be made by the Manager independently from the investment recommendations or determinations made by it for any other portfolios or by Manufacturers Life for the portfolios it manages, investments deemed appropriate for the Company by the Manager may also be deemed appropriate by it or Manufacturers Life for other portfolios, so that the same security may be purchased or sold at or about the same time for both the Company and such other portfolios. In such circumstances, the Manager may determine or agree with Manufacturers Life that orders for the purchase or sale of the same security for the Company and one or more other portfolios should be combined, in which event the transactions will be averaged as to price and normally allocated as nearly as practicable in proportion to the amounts desired to be purchased or sold for each portfolio. While in some instances combined orders could adversely affect the price or volume of a security, the Company believes that its participation in such transactions on balance will produce better overall results for the Company.

  Capital Stock

  The Company was incorporated under the laws of the state of Maryland on July 22, 1983. The authorized capital stock of the Company consists of 1,000,000,000 shares of common stock, par value $0.01 per share. The shares of common stock are currently divided into the following classes (or series):
  Emerging Growth Equity Fund common stock, Balanced Assets Fund common stock, Capital Growth Bond Fund common stock, Money-Market Fund common stock, Common Stock Fund common stock, Real Estate Securities Fund common stock, International Fund common stock, Pacific Rim Emerging Markets Fund and Equity Index Fund common stock. Each class currently consists of 100,000,000 shares. The Company reserves the right to later issue additional classes of shares without the consent of outstanding shareholders, and may allocate its 100,000,000 unclassified shares either to such new classes or to one or more of the existing class. The shares of each Fund, when issued and paid for, will be fully paid and non-assessable, will have no preference, pre-emptive, conversion, exchange or similar rights, and will be freely transferable. Holders of shares of any Fund are entitled to redeem their shares as set forth under "Purchases And Redemptions Of Shares."

  All shares of common stock, of whatever class, are entitled to one vote and all votes are on an aggregate basis, except that only shares of a particular Fund are entitled to vote on matters determined by the Board of Directors to affect only the interests of that Fund. Pursuant to the Investment Company Act of 1940 and the rules and regulations thereunder, certain matters approved by a vote of all shareholders of the Company may not be binding on a Fund whose shareholders have not approved such matter. Shares of the Company do not have cumulative voting rights, which means that the holders of more than half of the Company's shares voting for the election of directors can elect all of the directors if they so choose. In such event, the holders of the remaining shares would not be able to elect any directors.

  Each issued and outstanding share is entitled to participate equally in dividends and distributions declared by the respective Funds and, upon liquidation or dissolution, in the net assets of such Fund remaining after satisfaction of outstanding liabilities. For these purposes and for purposes of determining the sale and redemption prices of shares, any assets which are not clearly allocable to a particular Fund or Funds will be allocated in the manner determined by the Board of Directors. Accrued liabilities which are not clearly allocable to one or more Funds will also be allocated among the Funds in the manner determined by the Board of Directors. Generally, any assets and accrued liabilities not clearly allocable to one or more Funds will be allocated to all of the Funds in proportion to their relative net asset values at the time the allocation is made, unless an allocation on such basis would be, in the opinion of the Board of Directors, inappropriate. In the unlikely event that any Fund incurred liabilities in excess of its assets, the other Funds could be held liable for such excess.


  Principal Holders Of Securities

  <REDLINE>

  As  of November  1, 1995,  Manufacturers Life  of America owned
  15.7%, 60.1%, and 59.2% of the shares attributable to the Capital Growth Bond, International and Pacific Rim Emerging
  Markets Funds, respectively.

  As of November 1, 1995 11.5% of the Capital Growth Bond Fund's shares were attributable to a variable universal life policy owned by IFDA Services, Inc., of Springfield, Illinois and

  9.15%  of the  Money-Market Fund shares  were attributable to a
  variable annuity   policy owned by  Ali R.  Ghahramani of  Boca
  Raton, Florida.

  </REDLINE>

  Purchases And Redemptions Of Shares

  Shares of the Company are currently offered continuously, without sales charge, at prices equal to the respective net asset values of the Funds, only to Manufacturers Life of America. The Company sells its shares to such company directly without the use of any underwriter.

  Shares of the Company are sold and redeemed at their net asset value next computed after a purchase or redemption order is received by the Company. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will be made as soon as possible, but in any event within seven days after receipt of a request for redemption. However, the Company may suspend the right of redemption or postpone the date of payment beyond seven days during any period when (a) trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission, or such Exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Commission, as a result of which disposal by the Company of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Company fairly to determine the value of its net assets; or (c) the Commission by order so permits for the protection of security holders of the Company.

  Taxes, Dividends And Distributions

  The Company intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Under such provisions, the Company will not be subject to federal income tax on such part of its net ordinary income and net realized capital gains that it distributes to shareholders. Each Fund of the Company will be treated as a separate corporation for federal income tax purposes and, therefore, the investment results of each Fund will determine whether a particular Fund qualifies as a regulated investment company and for the purposes of determining the Fund's net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a regulated investment company, a Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities, and must derive less than 30% of its gross income in each taxable year from gains (without deduction for losses) from the sale or other disposition of securities held for less than three months.

  The Funds of the Company intend to distribute as dividends substantially all of their net investment income, if any. For dividend purposes, net investment income of each Fund will consist of all payments of dividends (other than stock dividends) or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Manager). Dividends from the net investment income of a Fund will be declared at least annually and reinvested in additional full and fractional shares of that Fund. The Funds of the Company presently intend to declare and distribute at least annually all of their net realized capital gains, if any. Section 4982 of the Code imposes an excise tax on mutual funds which fail to distribute net investment income and capital gains by the end of the calendar year in accordance with the provisions of the Act. The Company intends to comply with the Act s requirements and to avoid or minimize this excise tax.

  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and these
  Regulations  are   subject   to   change  by   legislative   or
  administrative action.

  Performance Information

  As noted in the Prospectus, Manufacturers Life of America may, from time to time, publish advertisements or distribute sales literature showing the average annual total return for one-year, five-year and (when applicable) 10-year periods. The five-year or 10-year figures are replaced by a figure for the period since inception of younger Funds; the one-year figure would be replaced by aggregate total return since inception for Funds less than one year old.

  Total return quotations for any of the Funds will include the average annual compounded rates of return required for an account with an initial investment of $1,000 to equal the redemption value of the account at the end of the period, which period will end on the last day of the most recently completed quarter. This calculation reflects all Fund charges and expenses and assumes reinvestment of all dividends and distributions. Average annual total returns may also be shown from time to time for other time periods, including three-year periods, one-year periods ending on the last day of the most recently completed month, and since inception. In addition, aggregate total return as of the end of each year since inception may be shown for each of the Funds, including year-to-date figures for the current year. Aggregate total return may be expressed as either a percentage change during the period or the end-of-period dollar value of an initial hypothetical investment. Performance data may be shown in the form of graphs, charts, tables and examples. Total returns for the period ending December 31, 1994, were as follows:



                                      Avg. Annual     Avg. Annual
                                      Total Return   Total Return
   Fund                                 One Year      Three Year

   Emerging Growth . . . . . . . .          (4.10)%         13.11%

   Balanced Assets . . . . . . . .          (4.15)%          4.47%
   Capital Growth Bond . . . . . .          (4.49)%          3.79%

   Common Stock  . . . . . . . . .          (4.19)%          4.84%

   Real Estate Securities  . . . .          (2.76)%         13.08%
   Money-Market  . . . . . . . . .            3.89%          3.34%

   International . . . . . . . . .              N/A            N/A
   Pacific Rim Emerging Markets  .              N/A            N/A

  *    June 26,  1984 for  the Emerging  Growth Equity,  Balanced
       Assets, Capital Growth Bond and Money-Market  Funds; April
       30, 1987 for the  Common Stock and Real Estate  Securities

       Funds; October 4,  1994 for the International  and Pacific
       Rim Emerging Markets Funds.


                                      Avg. Annual     Avg. Annual
                                      Total Return   Total Return
   Fund                                Five Year        10 Year

   Emerging Growth . . . . . . . .           16.11%         14.42%

   Balanced Assets . . . . . . . .            7.40%         10.60%
   Capital Growth Bond . . . . . .            6.76%          9.89%

   Common Stock  . . . . . . . . .            7.55%            N/A

   Real Estate Securities  . . . .           14.27%            N\A
   Money-Market  . . . . . . . . .            4.67%          5.81%

   International . . . . . . . . .              N/A            N/A
   Pacific Rim Emerging Markets  .              N/A            N/A

  * June 26, 1984 for the Emerging Growth Equity, Balanced Assets, Capital Growth Bond and Money-Market Funds; April 30, 1987 for the Common Stock and Real Estate Securities Funds; October 4, 1994 for the International and Pacific Rim Emerging Markets Funds.


                                            Avg. Annual    Aggregate
                                            Total Return   Total Return
                                              Since          Since
   Fund                                     Inception*  Inception*

   Emerging Growth . . . . . . . .           14.24%        305.51%

   Balanced Assets . . . . . . . .           11.41%        211.50%
   Capital Growth Bond . . . . . .           10.73%        192.02%

   Common Stock  . . . . . . . . .            7.62%         75.61%

   Real Estate Securities  . . . .           10.68%        117.70%
   Money-Market  . . . . . . . . .            5.98%         84.26%

   International . . . . . . . . .              N/A        (1.54)%
   Pacific Rim Emerging Markets  .              N/A        (5.63)%

  * June 26, 1984 for the Emerging Growth Equity, Balanced Assets, Capital Growth Bond and Money-Market Funds; April 30, 1987 for the Common Stock and Real Estate Securities Funds; October 4, 1994 for the International and Pacific Rim Emerging Markets Funds.

  Aggregate total returns as of the end of each year since inception are as follows:


   Fund                                        1994           1993

   Emerging Growth . . . . . . . .          (4.10)%         23.89%

   Balanced Assets . . . . . . . .          (4.15)%         11.99%
   Capital Growth Bond . . . . . .          (4.49)%         10.56%

   Common Stock  . . . . . . . . .          (4.19)%         13.39%

   Real Estate Securities  . . . .          (2.76)%         22.61%
   Money-Market  . . . . . . . . .            3.89%          2.73%

   International . . . . . . . . .          (1.54)%           N/A
   Pacific Rim Emerging Markets  .          (5.63)%           N/A

  Aggregate total returns as of the end of each year since inception are as follows:


   Fund                                   1992   1991       1990

   Emerging Growth . . . . . . .        21.82%    71.34%  (14.90)%

   Balanced Assets . . . . . . .         6.21%    23.36%     1.62%
   Capital Growth Bond . . . . .         5.89%    16.38%     6.58%

   Common Stock  . . . . . . . .         6.07%    30.18%   (4.06)%

   Real Estate Securities  . . .        21.29%    41.10%   (4.53)%
   Money-Market  . . . . . . . .         3.40%     5.60%     7.82%

   International . . . . . . . .           N/A       N/A       N/A
   Pacific Rim Emerging Markets            N/A       N/A       N/A

  Aggregate total returns as of the end of each year since inception are as follows:


   Fund                               1989       1988       1987

   Emerging Growth . . . . . . .        42.19%    16.94%   (4.88)%

   Balanced Assets . . . . . . .        21.33%     7.61%   (1.77)%
   Capital Growth Bond . . . . .        13.88%     7.14%   (1.69)%

   Common Stock  . . . . . . . .        30.66%     9.86%  (14.98)%

   Real Estate Securities  . . .         9.23%    11.72%   (8.42)%
   Money-Market  . . . . . . . .         8.88%     7.06%     5.67%

   International . . . . . . . .           N/A       N/A       N/A
   Pacific Rim Emerging Markets            N/A       N/A       N/A

  Aggregate total returns as of the end of each year since inception are as follows:


   Fund                               1986       1985       1984

   Emerging Growth . . . . . . .       (6.59)%    23.38%     5.41%

   Balanced Assets . . . . . . .        17.35%    27.30%    13.76%
   Capital Growth Bond . . . . .        22.37%    26.13%    13.73%

   Common Stock  . . . . . . . .           N/A       N/A       N/A

   Real Estate Securities  . . .           N/A       N/A       N/A
   Money-Market  . . . . . . . .         6.07%     7.13%     4.78%

   International . . . . . . . .           N/A       N/A       N/A
   Pacific Rim Emerging Markets            N/A       N/A       N/A

  All of the above performance data are based on the actual historical performance of the Funds for specified periods, and the figures are not intended to indicate future performance. Further, the above performance data do not reflect charges made pursuant to the terms of the variable life insurance and variable annuity policies funded by separate accounts that invest in the Company's shares. If such charges were reflected, returns would be lower.

  From  time  to  time,  in  advertisements   or  in  reports  to
  policyowners,   the  Company  may   quote  various  independent
  quotation services for the purpose of comparing a Fund's performance ranking with that of other mutual funds with similar investment objectives. These rankings are not to be considered indicative of the future performance of the Funds. The quotation services which are currently followed by the Company include Lipper Analytical Services, Inc., Morningstar Inc., Variable Annuity Research and Data Service, and Money Magazine; however, other nationally recognized rating services may be quoted in the future. The performance of certain unmanaged indices may also be quoted in advertisements or in reports to policyowners. These indices include Standard & Poor's 500 Index, National Association of Real Estate A11
  REIT's Index, Salomon Brothers (broad corporate index), Dow Jones Industrial Average, Donoghue Prime Money Fund Index, three-month Treasury bills, the National Association of Securities Dealers Automated Quotation System, and the Financial Times Actuaries World Index. These comparisons may include graphs, charts, tables or examples.

  General Information

  Reports To Shareholders

  Annual and semi-annual reports containing financial statements of the Company will be sent to shareholders.

  Name

  Manufacturers Life claims ownership of the tradename "Manulife." Under a separate agreement, Manufacturers Life has granted to the Company the right to use the "Manulife" tradename and has reserved the right to withdraw its consent to the use of such name by the Company at any time and to grant the use of such name to any other users.

  Experts

  The financial statements of the Company included in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as indicated in their report in this Statement of Additional Information and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

  Legal Counsel

  Messrs.   Jones  &  Blouch,   2100  Pennsylvania   Ave.,  N.W.,
  Washington, D.C. 20037, will pass upon legal matters for the Company in connection with the shares offered pursuant to the Prospectus.

                             Appendix A

  Money-Market Instruments  In Which  The  Money-Market Fund  May
  Invest

  The Prospectus  describes  briefly the  investment policies  of the Money-Market Fund in terms  of the types of  instruments in
  which the  Money-Market  Fund  may  invest.   A  more  complete
  description of such instruments follows:

  1. U.S. Government and Government Agency Obligations U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include Treasury bills, notes and bonds. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to, the Student Loan Marketing
  Association, Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Federal National Mortgage Association. U.S. instrumentality obligations include, but are not limited to, the Export-Import Bank and Farmers Home Administration. Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury, such as those issued by Federal Intermediate Credit Banks; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. No assurance can be given that the U.S.
  Government will provide financial support to such U.S. Government sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law.

  2. Canadian Government and Crown Agency Obligations Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include Treasury bills, notes, bonds, debentures and marketable Government of Canada loans. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency ("Crown agencies") pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. Such obligations include, but are not limited to, those issued or guaranteed by the Export Development Corporation, Farm Credit Corporation, Federal Business Development Bank and Canada Post Corporation.

  In addition, certain Crown agencies which are not by law agents of Her Majesty may issue obligations which by statute the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown agencies which are not by law agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown agencies which are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.

  Any Canadian obligation acquired by the Money-Market Fund will be payable in U.S. dollars.

  3. Bank Obligations Bank obligations include negotiable certificates of deposit. Certificates of deposit are certificates issued against funds deposited in a bank. They are for a definite period of time and earn a specified rate of return. The Fund may acquire obligations of foreign branches of U.S. banks. These obligations are not insured by the Federal Deposit Insurance Corporation.

  4. Commercial  Paper   Commercial  paper consists of  unsecured
  promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months.

  5. Corporate Obligations   Corporate obligations include  bonds
  and notes issued by corporations to finance long-term credit needs.

  6. Repurchase   Agreements       Repurchase   agreements    are
  arrangements involving the purchase of obligations by the Fund and the simultaneous agreement to resell the same obligations on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by the Fund to the seller of the obligation with such obligation serving as collateral for the seller's agreement to repay the amount borrowed with interest. Such transactions afford an opportunity for the Fund to earn a return on cash which is only temporarily available. Repurchase agreements entered into by the Fund will be with banks, brokers or dealers. Although repurchase agreements involve certain risks not associated with direct investments in debt securities, the Fund follows procedures established by its Board of Directors which are designed to minimize such risks. Accordingly, repurchase agreements will be limited to transactions with financial institutions believed by the Manager to present minimum credit risks. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the fund, if any, would be the difference between the repurchase price and the security's market value. The Fund might also incur certain costs in liquidating the underlying security. Moreover, if bankruptcy proceedings should be commenced with respect to the seller, realization upon the security by the Fund might be delayed or limited. Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods.

                             Appendix B

  Debt Security Ratings

  The Balanced Assets Fund, Capital  Growth Bond Fund and  Money-
  Market Fund will  invest in certain instruments that  are rated
  by  investment services.   Definitions of  such ratings used by
  the Funds appear below:

  STANDARD & POOR'S CORPORATION
   ("S&P")

  Commercial Paper:

  A-1 The rating A-1 is the highest rating assigned by S&P to commercial paper which is considered by S&P to have the following characteristics: Liquidity ratios of the issuer are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned.

  Bonds:

  AAA This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

  AA   Bonds  rated   AA  also  qualify   as  high-quality   debt
       obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

  A Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

  BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

  MOODY'S INVESTORS SERVICE, INC. ("Moody's")

  Commercial Paper:

  P-1  The  rating P-1  is the  highest  commercial paper  rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of 10 years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

  Bonds:

  Aaa Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa Bonds which are rated Aa by Moody's are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-
       grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

  A Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

  Baa Bonds which are rated Baa by Moody's are considered as medium-grade obligations, that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable  over  any great  length  of
       time.       Such   bonds   lack   outstanding   investment
       characteristics as well.

  FITCH'S INVESTORS SERVICE ("Fitch's")

  Commercial Paper:

  F-1  The rating F-1 is the  highest rating assigned by  Fitch's
       to  commercial  paper.   Paper  assigned  this  rating  is
       regarded as having the strongest degree of assurance for timely repayment.

  Bonds:

  AAA Bonds rated AAA by Fitch's are of investment grade of the highest quality. Issuers of such bonds have an extraordinary ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

  AA Bonds rated AA by Fitch's are of high-quality investment grade. The ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated bonds, and is more subject to possible changes than the higher-rated instruments over the life of the issue.

  A Bonds rated A by Fitch's are of good-quality investment grade. The ability of A-rated bonds to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and other circumstances than bonds with higher ratings.

  BBB Bonds rated BBB by Fitch's are of investment grade and of satisfactory quality whose ability to pay interest and repay principal is considered adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken their financial strength than for bonds of higher ratings.

                             Appendix C

  Investment Techniques Of The
  International Fund And
  Pacific Rim Emerging Markets Fund

  Forward  Commitments   And  When-Issued  And  Delayed  Delivery
  Securities

  The International Fund and the Pacific Rim Emerging Markets Fund may enter into forward commitments for the purchase or sale of securities and may purchase or sell securities on a "when-issued" or "delayed-delivery" basis. Forward commitments and when-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-
  issued or delayed-delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Fund anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a forward-commitment, when-issued or delayed-delivery basis, it does not pay for the securities until they are received, and the Fund is required to create a segregated account with the Fund's custodian and to maintain in that account cash, U.S. Government securities or other liquid high-grade debt obligations in an amount equal to or greater than, on a daily basis, the amount of the Fund's forward commitments, when-issued or delayed-delivery commitments.

  A Fund will enter into forward commitments and make commitments to purchase securities on a when-issued or delayed-delivery basis only with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed-delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date by entering into a matching sale transaction.

  Although none of the Funds intends to make such purchases for speculative purposes and each Fund intends to adhere to the policies of the SEC, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Fund subjects itself to a risk of loss on such commitments as well as on its Fund securities. Also, a Fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed-delivery securities before delivery, that Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed-delivery basis, a Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed- delivery securities themselves (which may have a value greater or less than a Fund's payment obligation).

  Warrants

  The International Fund and the Pacific Rim Emerging Markets Fund may purchase warrants and similar rights, which are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to the expiration date.

  Foreign Securities

  No maximum percentage limitation applies to investments in foreign securities by the International Fund and the Pacific
  Rim Emerging Markets Fund.

  Foreign securities involve currency risks. The value of a foreign security denominated in foreign currency changes with variations in the exchange rates. Fluctuations in exchange rates may also affect the earning power and asset value of the foreign entity issuing a security, even one denominated in
  U.S.   dollars.   Dividend  and   interest  payments   will  be
  repatriated based on the exchange rate at the time of disbursement, and restrictions on capital flows may be imposed.

  Foreign securities may be subject to foreign government taxes which reduce their attractiveness. Other risks of investing in such securities include political or economic instability in the country involved, the difficulty of predicting international trade patterns and the possibility of imposition of exchange controls. The prices of such securities may be more volatile than those of domestic securities. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. There is generally less regulation of stock exchanges, brokers, banks and listed companies abroad than in the United States, and settlements may be slower and may be subject to failure. With respect to certain foreign countries, there is a possibility of expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments, possible difficulty in obtaining and enforcing judgments against foreign entities or diplomatic developments which could affect investment in these countries. Losses and other expenses may be incurred in converting between various currencies in connection with purchases and sales of foreign securities.

  Eurodollar Securities

  Negotiable certificates of deposit and time deposits of foreign branches of American or foreign banks payable in United States dollars are known as Eurodollar deposits. Eurodollar securities also include bonds underwritten by an international syndicate and sold "at issue" to non-U.S. investors. Such securities are not registered with the SEC or issued domestically and are primarily traded in foreign markets. Certain risks applicable to foreign securities apply to Eurodollar instruments. Investment risks from these securities include political and economic developments, possible foreign withholding taxes on interest, possible seizure of foreign deposits, or the possible establishment of exchange controls affecting payment on these securities. See "Foreign Securities," above, for additional information about foreign securities. In addition to those risks, foreign branches of American and foreign banks have extensive government regulations which may limit both the amount and type of loans and interest rates. In addition, the banking industry's profitability is closely linked to prevailing money market conditions for financing lending operations. Both general economic conditions and credit risks play an important part in the operations of the industry. American banks are required to maintain reserves, are limited in how much they can lend a single borrower and are subject to other regulations to promote financial soundness. Not all of these laws and regulations apply to foreign branches of American and foreign banks. In addition, foreign countries have accounting and reporting principles that differ from those in the United States.

  Transactions In Options, Futures And Forward Contracts

  To the extent provided below, the International Fund and the Pacific Rim Emerging Markets Fund may enter into transactions in options, futures and forward contracts on a variety of instruments and indices, in order to protect against declines in the value of Fund securities and increases in the cost of securities to be acquired. In general, these two Funds will limit their use of futures contracts and options on futures contracts so that the contracts or options thereon are for "bona fide hedging" purposes as defined under regulations of the Commodity Futures Trading Commission (CFTC). These instruments will be used for hedging purposes and not for speculation or to leverage the Funds.

  Options On Securities

  The International Fund and the Pacific Rim Emerging Markets Fund may purchase put options and call options. The Funds may purchase put options on securities to protect their holdings against a substantial decline in market value. The purchase of put options on securities will enable a Fund to preserve, at least partially, unrealized gains in an appreciated security in its Fund without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The Funds may also purchase call options on securities to protect against substantial increases in prices of securities the Funds intend to purchase pending their ability to invest in an orderly manner in those securities. The Funds may sell put or call options they have previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option which was bought.

  There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, the Fund will not sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

  Securities Index Options

  The International Fund and the Pacific Rim Emerging Markets Fund may purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of a Fund's securities or securities it intends to purchase. Unlike a stock option, which gives the holder the right to purchase or sell a specified stock at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by
  (ii) a fixed "index multiplier."

  The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities Fund being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options, the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option.

  Over-The-Counter Options

  Options traded in the over-the-counter market may not be as actively traded as those on an exchange. Accordingly, it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter. The International Fund and the Pacific Rim Emerging Markets Fund will engage in such transactions only with firms of sufficient credit so as to minimize these risks. Such options may be considered illiquid securities.

  Futures Transactions

  The International Fund and the Pacific Rim Emerging Markets Fund may trade in certain futures contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. No purchase price is paid or received when the contract is entered into. Instead, a good faith deposit known as initial margin is made with the broker and subsequent daily payments known as variation margin are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are designated by boards of trade which have been designated "contracts markets" by the CFTC. By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish certain results more quickly and with lower transactions costs.

  Purchases or sales of securities index futures contracts may be used to attempt to protect a Fund's current or intended investments from broad fluctuations in securities prices, and interest rate and foreign currency futures contracts are purchased or sold to attempt to hedge against the effects of interest or exchange rate changes on a Fund's current or intended investments in fixed income or foreign securities. The International Fund and the Pacific Rim Emerging Markets Fund may trade in foreign currency futures contracts. In the event that an anticipated decrease in the value of Fund securities occurs as a result of a general stock market decline, a general increase in interest rates or a decline in the dollar value of foreign currencies in which Fund securities are denominated, the adverse effects of such changes may be offset, in whole or part, by gains on the sale of futures contracts. In addition, the increased cost of Fund securities to be acquired, caused by a general rise in the dollar value of foreign currencies or by a rise in stock prices or a decline in interest rates, may be offset, in whole or part, by gains on futures contracts purchased by a Fund. A Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. (See "Risks Of Transactions In Options, Futures Contracts And Forward Currency Contracts," below.) Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that, as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

  Securities Index Futures Contracts

  A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

  By establishing an appropriate "short" position in index futures, a Fund may seek to protect the value of its Fund against an overall decline in the market for such securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements than would otherwise be the case.

  Options On Futures Contracts

  The International Fund and the Pacific Rim Emerging Markets Fund may also purchase and sell exchange-traded call and put options on futures contracts of the type which the particular Fund is authorized to enter into. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position), at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

  Upon the exercise of a call, the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a put, the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price which will presumably be higher than the current market price of the contract in the futures market. When the holder of an option exercises it and assumes a long futures position, in the case of a call, or a short futures position, in the case of a put, its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account and must be immediately paid by the writer. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

  Options on futures contracts can be used by a Fund to hedge substantially the same risks as might be addressed by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself. Purchases of options on futures contracts may present less risk in hedging than the purchase and sale of the underlying futures contracts since the potential loss is limited to the amount of the premium plus related transaction costs.

  The purchase of put options on futures contracts is a means of hedging a Fund of securities against a general decline in market prices. The purchase of a call option on a futures contract represents a means of hedging against a market advance when a Fund is not fully invested. Unlike a futures contract, the Fund's risk in purchasing an option is limited to the premium paid for the option, but the cost of the premium paid will offset any gain in the option.

  While the holder of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund's ability to establish and close out options positions at fairly established prices will be subject to the existence of a liquid market. The Funds will not purchase options on futures contracts unless, in the Investment Manager's opinion, the market for such options has sufficient liquidity that the risks associated with such options transactions are not at unacceptable levels.

  Limitations  On Purchase  And  Sale  Of Futures  Contracts  And
  Options On Futures Contracts

  The International Fund and the Pacific Rim Emerging Markets Fund will not engage in transactions in futures contracts and related options for speculation. These two Funds may enter into futures contracts and buy and sell related options as described above. The Funds will not purchase or sell futures contracts or related options unless the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as that term is defined under the CFTC regulations). In instances involving the purchase of futures contracts by a Fund, an amount of cash and cash equivalents, equal to the cost of such futures contracts (less any related margin deposits), will be deposited in a segregated account with its custodian, thereby insuring that the use of such futures contracts and options is unleveraged. In instances involving the sale of futures contracts by a Fund, the securities underlying such futures contracts or options will at all times be maintained by the Fund.

  Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there is no guarantee that such will exist for any particular contract or at any particular time. If there is not a liquid market at a particular time, it may not be possible to close a futures position at such time, and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of maintenance margin. However, in the event futures positions are used to hedge Fund securities, the securities will not be sold until the futures positions can be liquidated. In such circumstances, an increase in the price of securities, if any, may partially or completely offset losses on the futures contracts.

  Foreign Currency  Options, Foreign  Currency Futures  Contracts
  And Options On Futures

  The International Fund and the Pacific Rim Emerging Markets Fund may purchase or sell exchange-traded or over-the-counter foreign currency options, foreign currency futures contracts and related options on foreign currency futures contracts as a hedge against possible variations in foreign exchange rates. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs.

  Certain differences exist among foreign currency hedging instruments. Foreign currency options provide the holder the right to buy or to sell a currency at a fixed price on or before a future date. Listed options are third-party
  contracts  (performance   is  guaranteed  by   an  exchange  or
  clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized prices and expiration dates. Over-the-counter options are two-party contracts and have negotiated prices and expiration dates. See "Over-The-Counter Options," above. A futures contract on a foreign currency is an agreement between two parties to buy and sell a specified amount of a currency for a set price on a future date. Futures contracts and listed options on futures contracts are traded on boards of trade or futures exchanges. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

  A Fund will not speculate in foreign currency options, futures or related options. Accordingly, a Fund will not hedge a currency substantially in excess of the market value of the securities denominated in that currency which it owns or the expected acquisition price of securities which it anticipates purchasing.

  Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of Fund securities or prevent losses if the prices of such securities decline. These hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise.

  Forward Foreign Currency Exchange Contracts

  When a Fund invests in foreign securities, the securities are usually denominated in foreign currency, and the Fund may temporarily hold foreign currency in connection with such investments. As a result, the value of the Fund's assets will be subject to fluctuations based on changes in the relative value of the foreign currency and the United States dollar. To control the effects of this exchange risk, the International Fund and the Pacific Rim Emerging Markets Fund may enter into forward foreign currency exchange contracts (forward currency contracts), which are agreements to purchase or sell foreign currencies at a specified future date and price. Forward currency contracts are usually used to fix the United States dollar value of securities a Fund has agreed to buy or sell (transaction hedging). The Funds may also use forward currency contracts to hedge the United States dollar value of securities it already owns (position hedging).

  In general, forward currency contracts are not regulated by any governmental authority, or guaranteed by a third party or traded on an exchange. Accordingly, each party to a forward currency contract is dependent upon the creditworthiness and good faith of the other. Creditworthiness is evaluated by the Manager.

  Risks  Of  Transactions   In  Options,  Futures  Contracts  And
  Forward Currency Contracts

  Although the International Fund and the Pacific Rim Emerging Markets Fund will enter into transactions in futures contracts, options on securities and securities indexes, options on futures contracts, forward currency contracts and certain currency options as described above for hedging purposes, their use does involve the following risks. A lack of correlation between the index or instrument underlying an option or futures contract and the assets being hedged, or unexpected adverse price movements, could render a Fund's hedging strategy unsuccessful and could result in losses. Over-the-counter transactions in options on foreign currencies and options on securities also involve a lack of an organized exchange trading environment, making them less liquid, and making it more difficult to value them than if they were exchange-traded.

  In addition, there can be no assurance that a liquid secondary market will exist for any futures contract purchased, and a Fund may be required to maintain a position until exercise or expiration, which could result in losses. If a futures market were to become unavailable, in the event of an adverse movement, the Fund would be required to continue to make daily cash payments of variation margin if it could not close a futures position. If an options market were to become unavailable and a closing transaction could not be entered into, an option holder would be able to realize profits or limit losses only by exercising an option. Finally, if a broker or clearing member of an options or futures clearing corporation were to become insolvent, the Funds could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, the Funds could have some or all of their positions closed out without their consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of hedging is to limit the effects of adverse market movements, the attendant expense may cause the Fund's returns to be less than if hedging had not taken place. The overall effectiveness of hedging therefore depends on the Manager's accuracy in predicting future changes in interest rate levels or securities price movements, as well as on the expense of hedging.

                             Appendix D

  CERTAIN INVESTMENT TECHNIQUES

  Forward   Commitments  and   When-Issued  and  Delayed-Delivery
  Securities

  The Funds may enter into forward commitments for the purchase or sale of securities and may purchase or sell securities on a "when-issued" or "delayed-delivery" basis. Forward commitments and when-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the price of or yield on a comparable security available when delivery takes place may vary from the price of or yield on the security at the time that the forward commitment or when-
  issued or delayed-delivery transaction was entered into. Agreements for such purchases might be entered into, for example, when a Fund anticipates a decline in interest rates and is able to obtain a more advantageous price or yield by committing currently to purchase securities to be issued later. When a Fund purchases securities on a forward-commitment, when-issued or delayed-delivery basis, it does not pay for the securities until they are received, and the Fund is required to create a segregated account with the Fund's custodian and to maintain in that account cash, U.S. Government securities or other liquid high-grade debt obligations in an amount equal to or greater than, on a daily basis, the amount of the Fund's forward commitments, when-issued or delayed-delivery commitments.

  A Fund will only enter into forward commitments and make commitments to purchase securities on a when-issued or delayed-delivery basis with the intention of actually acquiring the securities. However, the Fund may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy. Forward commitments and when-issued and delayed-delivery transactions are generally expected to settle within three months from the date the transactions are entered into, although the Fund may close out its position prior to the settlement date by entering into a matching sale transaction.

  <REDLINE>

  Although none of the Funds intends to make such purchases for speculative purposes and each Fund intends to adhere to the policies of the SEC, purchases of securities on such bases may involve more risk than other types of purchases. For example, by committing to purchase securities in the future, a Fund subjects itself to a risk of loss on such commitments as well as on its portfolio securities. Also, a Fund may have to sell assets which have been set aside in order to meet redemptions. In addition, if a Fund determines it is advisable as a matter of investment strategy to sell the forward commitment or when-issued or delayed-delivery securities before delivery, that Fund may incur a gain or loss because of market fluctuations since the time the commitment to purchase such securities was made. Any such gain or loss would be treated as a capital gain or loss and would be treated for tax purposes as such. When the time comes to pay for the securities to be purchased under a forward commitment or on a when-issued or delayed-delivery basis, a Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the forward commitment or when-issued or delayed delivery securities themselves (which may have a value greater or less than a Fund's payment obligation).

  <REDLINE>
  S&P 500 Futures Contracts

  The Equity Index Fund intends to purchase S&P 500 Futures Contracts. When the Fund purchases S&P Futures Contracts, it will be required to deposit with the broker an amount of cash or cash equivalents equal to 5% to 10% of the underlying S&P 500 Futures Contracts amount. The balance of the S&P 500 Futures Contracts amount will be placed in a segregated account with the Fund's custodian. That segregated account shall consist of cash, U.S. Government Securities or other liquid high-grade debt obligations and will be marked daily to market.

  </REDLINE>

  Report of Independent Auditors


  To the Board of Directors
  Manulife Series Fund, Inc.


  We have audited the accompanying statement of assets and liabilities, including schedules of investments, of Manulife Series Fund, Inc. (comprised of the Emerging Growth Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund, Money Market Fund, International Fund, and Pacific Rim Emerging Markets Fund) as of December 31, 1994 and the related statement of operations, the statements of changes in net assets and the highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund s management. Our responsibility is to express an opinion on these financial statements and financial highlights, based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1994, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above, present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Manulife Series Fund, Inc. at December 31, 1994, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

  Ernst & Young LLP

  ERNST & YOUNG LLP
  Philadelphia, Pennsylvania
  February 6, 1995

               The following financial statements of
                     Manulife Series Fund, Inc.
             For the 6-month period ended June 30, 1995
                 are unaudited.  They are followed
                  by the 1994 audited statements.

  Emerging Growth Equity Fund
  Statement of investments as of June 30, 1995 (Unaudited)

  Common Stock                                        Shares  Value
                                                              (Note 2)
  Auto Parts                          2.1%
    Exide Corp.                                   61,700  $2,653,100
  Biotechnology                      10.2%
  * Alliance Pharmaceutical Corp.                168,300   1,388,475
  * Cellpro Inc.                                 248,900   3,329,037
  * Cytotherapeutics                             396,300   2,724,563
  * Liposome Inc.                                289,000   3,142,875
  * Neorx Corp.                                  372,100   2,023,294
                                                          12,608,244
  Broadcasters                        7.6%
  * ACS Enterprises Inc.                         181,800   3,317,850
  * CAI Wireless Systems Inc.                     73,600     846,400
  * Heartland Wireless Commun. Inc.              146,300   3,474,625
  * Peoples Choice TV Corp.                       38,700     972,338
  * Preferred Entertainment Inc.                  54,300     889,162
                                                           9,500,375
  Communications                       11.4%
  Equipment
  * A Plus Communications Inc.                   140,000   1,855,000
  * Arch Communications Group Inc.               138,400   3,079,400
  * ITI Technologies Inc.                        120,600   2,864,250
  * Mobilemedia Corp.                             46,800     959,400
  * Network Peripherals Inc.                     114,400   2,495,350
  * Pairgain Technologies Inc.                   153,100   2,928,037
                                                          14,181,437
  Drugs                               0.7%
  * CIMA Labs Inc.                               193,700     823,225

  Electric Utilities                  1.4%
  * Kenetech Corp.                               145,300   1,707,275

  Electronics                         2.1%
  * S3 Inc.                                       71,800   2,584,800

  *Non Income Producing Securities
   See Accompanying Notes

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Entertainment                       1.9%
  * Cobra Golf Inc.                                8,900    $281,463
  * Lodgenet Entertainment Corp.                 234,900   2,114,100
                                                           2,395,563

  Finance: Healthcare                 2.6%
  * Coventry Corp.                                89,400   1,262,775
  * Health Mgmt. Systems Inc                      67,750   1,981,688
                                                           3,244,463

  Finance: Insurance                  2.2%
  * Philadelphia Consolidated
    Holding Corp.                                158,000   2,310,750
  * Physician Corp. America                       29,500     401,937
                                                           2,712,687

  Hospital Management                15.2%
  * American Medical Response                    111,700   3,127,600
  * Arbor Health Care Company                    113,900   2,192,575
  * Coram Healthcare Corp.                       106,600   1,505,725
  * Inphynet Medical Mgmt. Inc.                  165,500   3,103,125
    Integrated Health Services Inc.               67,700   2,031,000
  * Mariner Health Group Inc.                    186,100   2,093,625
  * Quantum Health Residence Inc.                130,400   2,151,600
  * Renal Treatment Centers Inc.                 108,000   2,659,500
                                                          18,864,750

  Hospital Supplies                   9.0%
  * Heart Technology Inc.                        133,300   2,582,688
  * Instent Inc.                                 214,000   3,049,500
  * Steris Corp.                                  35,900   1,741,150
  * Target Therapeutics Inc.                      66,000   2,904,000
  * Ventritex Inc.                                56,200     948,375
                                                          11,225,713

  Household Products                  0.6%
  * Quaker Fabric Corp.                          100,000     775,000

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Lodging & Restaurants               1.1%
  * Rock Bottom Restaurants Inc.                  47,400  $1,386,450


  Office Equipment                    1.0%
  * Metrologic Instruments Inc.                  143,000   1,215,500


  Pollution Control                   3.8%
  * Newpark Residence Inc.                        88,100   1,850,100
  * US Filter Corp.                              153,400   2,914,600
                                                           4,764,700

  Retail                              8.6%
  * Borders Group Inc.                           180,600   2,596,125
  * Gymboree Corp.                                94,900   2,758,031
  * Petsmart Inc.                                 88,650   2,548,687
  * Williams Sonoma Inc.                         125,500   2,761,000
                                                          10,663,843


  Software                            5.9%
  * Learning Co.                                  24,100     866,094
  * Network Equipment Technologies               144,000   3,420,000
  * Spectrum Holobyte Inc.                       212,200   3,037,112
                                                           7,323,206

  Telephone                           2.2%
  * International Cabletel Inc.                   86,200   2,801,500



  Total Common Stock                 89.6%               111,431,831

  Short Term Investments                     Face Amount       Value
                                                            (Note 2)
  U.S. Government Agencies            8.5%
   Federal Home Loan Bank 5.870%
   due 07/05/1995                                850,000    $849,446
   Federal Home Loan Mortgage 5.890%
   due 07/05/1995                              1,420,000   1,419,071
   Federal Home Loan Mortgage 5.890%
   due 08/07/1995                              3,315,000   3,294,932
   Federal Home Loan Mortgage 5.900%
   due 08/10/1995                              1,100,000   1,092,789
   Federal Home Loan Mortgage 5.780%
   due 09/12/1995                                190,000     187,773
   Federal National Mortgage Assoc. 5.840%
   due 08/10/1995                              1,900,000   1,887,671
   Federal National Mortgage Assoc. 5.870%
   due 08/11/1995                                230,000     228,462
   Federal National Mortgage Assoc. 5.860%
   due 09/13/1995                                750,000     740,966
   Federal National Mortgage Assoc. 5.800%
   due 09/14/1995                                850,000     839,729
                                                          10,540,839
  U.S. Government                     1.1%
   United States Treasury Bills 5.335%
   due 09/28/1995                              1,400,000   1,381,535
  Canadian Government                 2.1%
  Agencies
   Export Development Corp. 5.900%
   due 08/08/1995                              1,700,000   1,689,413
   Canadian Wheat Board 5.700%
   due 10/24/1995                              1,000,000     981,792
                                                           2,671,205
  Business Credit Institutions        0.2%
   American Express Credit Corp. 6.040%
   due 07/10/1995                                250,000     249,622

  Total Short Term Investments       11.9%                14,843,201
  Total Investments                 101.5%               126,275,032
  Other Assets Less
  Liabilities                       (1.5%)               (1,912,955)

  Net Assets - Equivalent to $20.60 Per Share
  Based on 6,037,580 Shares of Capital
  Stock Outstanding.                100.0%              $124,362,077

  Common Stock Fund
  Statement of Investments as of June 30, 1995 (Unaudited)

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Aerospace                           2.1%
   Lockheed Martin Corp.                          15,000    $946,875

  Auto/Auto Related                   1.8%
   Goodyear Tire & Rubber Co,                     20,200     833,250

  Beverages                           3.9%
   Coca Cola Co.                                  12,700     809,625
   Pepsico Inc.                                   21,600     985,500
                                                           1,795,125
  Biotechnology                       1.2%
  *Centocor Inc.                                  39,800     569,637

  Broadcasters                        1.7%
  *Tele-Communications Inc.                       33,600     787,500

  Chemicals & Fertilizers             2.0%
   Engelhard Corp.                                22,000     943,250

  Communications                      4.0%
  *General Instrument Corp.                       27,400   1,051,475
  *Paging Network Inc.                            23,400     801,450
                                                           1,852,925
  Conglomerate                        2.1%
   ITT Corp.                                       8,400     987,000

  Containers                          2.1%
  *Crown Cork & Seal Inc.                         19,400     972,425

  Drugs                               3.8%
   Johnson & Johnson                              10,800     730,350
   Pfizer Inc.                                     5,400     498,825
  *Scherer R P Corp.                              12,800     540,800
                                                           1,769,975
  Electric Utilities                  2.9%
   Duke Power Co.                                 10,000     415,000
   FPL Group Inc.                                 12,000     463,500
   Southern Co.                                   19,600     438,550
                                                           1,317,050
  *Non Income Producing Securities
  See Accompanying Notes

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Electrical Equipment                1.9%
    General Electric Co.                          15,300    $862,537
  Electronics                         2.1%
  * 3COM Corp.                                    14,100     944,700
  Energy                             10.9%
    Anadarko Pete Corp.                            4,000     172,500
    Atlantic Richfield Co.                         7,200     790,200
    Chevron Corp.                                 15,300     713,362
    Exxon Corp.                                   12,800     904,000
    Mobil Corp.                                    8,600     825,600
    Schlumberger Ltd.                             13,100     813,838
    Unocal Corp.                                  29,400     812,175
                                                           5,031,675
  Engineering & Construction          1.3%
    Fluor Corp.                                   11,800     613,600
  Entertainment                       6.0%
    Brunswick Corp                                24,300     413,100
    Carnival Corp.                                35,600     832,150
  * Promus Companies Inc.                         16,400     639,600
  * Viacom Inc. Class'B'                          19,400     899,675
                                                           2,784,525
  Finance: Banks                      2.2%
    Citicorp                                      17,300   1,001,238
  Finance:  Consumer & Other          2.8%
    First USA Inc.                                 8,100     359,437
    PMI Group Inc.                                21,100     915,213
                                                           1,274,650
  Finance: Insurance                  1.7%
    American International Group Inc.              6,700     763,800
  Foods                               2.1%
    Nabisco Holdings Corp.                        35,200     950,400

  Hospital Management                 3.9%
    Columbia/HCA Healthcare Corp.                 19,600     847,700
    United Healthcare Corp.                       22,700     939,213
                                                           1,786,913

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Metals & Minerals                   1.2%
    Freeport McMoran Copper & Gold                27,400    $565,125

  Natural Gas Pipelines               1.5%
    Coastal Corp.                                 23,000     698,625

  Office Equipment                    1.9%
    Xerox Corp.                                    7,600     891,100

  Personal Care                       1.6%
    Gillette Co.                                  16,800     749,700

  Retail                              5.7%
    Albertsons Inc.                               30,100     895,475
    Sears Roebuck & Co.                           30,000     975,000
    Wal Mart Stores Inc.                          28,500     762,375
                                                           2,632,850

  Software                            2.9%
  * Cisco Systems Inc.                             5,300     267,981
    General Motors Corp. Class'E'                  9,500     413,250
  * Informix Corp.                                25,800     654,675
                                                           1,335,906

  Telephone                           7.9%
  * Airtouch Communications Inc.                  32,100     914,850
    MCI Communications Corp.                      42,000     924,000
    NYNEX Corp.                                   20,500     825,125
    SBC Communications Inc.                       20,000     952,500
                                                           3,616,475
  Tobacco                             4.7%
    Philip Morris Companies Inc.                  16,900   1,256,938
    RJR Nabisco Holdings Corp.                    32,160     896,460
                                                           2,153,398
  Total Common Stock                 89.9%                41,432,229

  Short Term Investments                      Face Amount      Value
                                                            (Note 2)
  U.S. Government Agencies              4.9%
    Federal Home Loan Bank 5.810%
    due 08/03/1995                                540,000   $537,124
    Federal Home Loan Mortgage 5.900%
    due 07/17/1995                                750,000    748,033
    Federal Home Loan Mortgage 5.900%
    due 08/10/1995                                428,000    425,194
    Federal Nati. Mortgage Assoc. 6.050%
    due 08/09/1995                                150,000    149,017
    Federal Natl. Mortgage Assoc. 5.840%
    due 08/10/1995                                300,000    298,053
    Federal Nati. Mortgage Assoc. 5.870%
    due 08/11/1995                                100,000     99,332
                                                           2,256,753

  U.S. Government                       1.5%
    United States Treasury Bills 5.335%
    due 09/28/1995                                700,000    690,768

  Canadian Government                   1.3%
  Agencies
    Export Developement Corp. 5.900%
    due 08/08/1995                                600,000    596,263

  Business & Credit                     2.2%
  Institutions
    American Express Credit Corp. 6.040%
    due 07/10/1995                              1,000,000    998,490

  Energy                                0.4%
    Chevron Oil Finance Co. 5.920%
    due 08/11/1995                                200,000    198,652

  Personal Credit Institutions          1.7%
    Ford Motors Credit Co. 6.020%
    due 07/12/1995                                780,000    778,565

  Total Short Term Investment          12.0%               5,519,491

  Total Investments                   101.9%              46,951,720

  Other Assets Less
  Liabilities                         (1.9%)               (886,372)


                                         61









  Net Assets - Equivalent to $14.92 Per Share
  Based on 3,088,301 Shares of Capital Stock
  Outstanding.                        100.0%             $46,065,348

  Real Estate Securities Fund
  Statement of Investments as of June 30, 1995 (Unaudited)

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Building                           12.7%
    Coachmen Industries Inc.                     113,700  $1,733,925
    Del Webb Corp.                                49,000   1,139,250
    Engle Homes Inc.                             132,000   1,204,500
    Schottenstein Homes Inc.                     133,500   1,168,125
    Weitzer Home Builders Inc.                   100,000     675,000
                                                           5,920,800

  Finance - Building                 10.2%
    Continental Homes Holding Corp.              135,000   2,345,625
  * Sundance Homes Inc.                           54,500     143,062
  * US Home Corp.                                 99,000   2,277,000
                                                           4,765,687

  Finance - Healthcare                7.9%
    Health Care Property Investment Inc.          57,300   1,833,600
    Nationwide Health Properties Inc.             47,600   1,856,400
                                                           3,690,000

  Finance - Real Estate              55.1%
    Avalon Properties Inc.                        91,000   1,808,625
    Bay Apartment Community Inc.                  92,400   1,801,800
    Beacon Properties                             87,000   1,729,125
  * Catellus Development Corp.                   229,000   1,459,875
    Columbus Realty Trust                         85,000   1,593,750
    Developers Diversified Realty                 63,500   1,825,625
    Equity Inns Inc.                             155,000   1,666,250
    Equity Residential Properties Trust           63,000   1,756,125
    Federal Realty Investment Trust               83,800   1,812,175
    Home Properties N Y Inc.                      98,000   1,727,250
    Horizon Outlet Centers Inc.                   71,500   1,662,375
    Oasis Residential Inc.                        79,000   1,718,250
    RFS Hotel Investments Inc.                    92,000   1,403,000
    Sovran Self Storage Inc.                      75,000   1,725,000
    Sun Communities Inc.                          80,000   2,000,000
                                                          25,689,225

  Lodging & Restaurants               3.9%
  * Host Marriott Corporation                    169,900   1,805,188

  Total Common Stock                 89.8%                41,870,900


                                         63









  *Non Income Producing Securities
  See Accompanying Notes

  Short Term Investments                      Face Amount      Value
                                                            (Note 2)
  U.S. Government Agencies              5.7%
    Federal Home Loan Bank 5.870%
    due 07/05/1995                                240,000   $239,843
    Federal Home Loan Bank 5.870%
    due 08/18/1995                                540,000    535,774
    Federal Home Loan Mortgage 5.890%
    due 07/05/1995                                500,000    499,673
    Federal Home Loan Mortgage 5.860%
    due 08/18/1995                                900,000    892,968
    Federal National Mortgage Assoc. 5.840%
    due 08/10/1995                                200,000    198,702
    Federal National Mortgage Assoc. 5.860%
    due 09/13/1995                                300,000    296,386
                                                           2,663,346

  U.S. Government Obligations           1.9%
    United States Treasuty Bills 5.335%
    due 09/28/1995                                900,000    888,130

  Business/Credit Institutions          1.3%
    American Express Credit Corp. 6.040%
    due 07/10/1995                                600,000    599,094

  Energy                                1.3%
    Chevron Oil Finance Co. 5.920%
    due 08/11/1995
                                                  600,000    595,955

  Total Short Term                     10.2%               4,746,525

  Total Investments                   100.0%              46,617,425

  Other Assets Less
  Liabilities                         (0.0%)                 (4,374)

  Net Assets - Equivalent to $14.12 Per Share
  Based on 3,300,107 Shares of Capital
  Stock Outstanding.                  100.0%             $46,613,051

  Balanced Assets Fund
  Statement of Investments as of June 30, 1995 (Unaudited)

  Bonds                                       Face Amount      Value
                                                            (Note 2)
  U.S Government Obligations           12.7%
    United States Treasury Bonds 7.500%
    due 11/15/2024                                120,000   $132,769
    United States Treasury Notes 4.375%
    due 11/15/1996                                745,000    731,151
    United States Treasury Notes 6.500%
    due 05/15/1997                                260,000    262,967
    United States Treasury Notes 6.000%
    due 10/15/1999                              1,215,000  1,215,948
    United States Treasury Notes 5.500%
    due 04/15/2000                                670,000    657,015
    United States Treasury Notes 6.750%
    due 04/30/2000                                575,000    592,428
    United States Treasury Notes 8.000%
    due 05/15/2001                              2,270,000  2,487,784
    United States Treasury Notes 7.500%
    due 11/15/2001                                540,000    579,658
    United States Treasury Notes 7.500%
    due 05/15/2002                                690,000    742,826
    United States Treasury Notes 6.375%
    due 08/15/2002                                880,000    890,446
    United States Treasury Notes 6.250%
    due 02/15/2003                              1,790,000  1,794,761
    United States Treasury Notes 7.250%
    due 05/15/2004                                855,000    912,849
    United States Treasury Notes 7.500%
    due 02/15/2005                                520,000    566,233
    Total Government                                      11,566,835
  U.S. Government Agencies              1.1%
    Federal National Mortgage Assoc. 5.330%
    due 06/26/1998                              1,000,000    981,180
  Total U.S. Government                13.8%              12,548,015
  Italian Government                    1.1%
    Republic of Italy 6.000%
    due 09/27/2003                              1,000,000    941,360
  Banks                                 8.0%
    Bank of Nova Scotia Halifax 9.000%
    due 10/01/1999                              1,000,000  1,084,510
    Bank New York Inc. 6.625%
    due 06/15/2003                                500,000    491,125
    Chemical Bank New York 6.625%
    due 08/15/2005                                500,000    484,585

                                         66









    Citicorp 7.125%
    due 06/01/2003                                500,000    505,050

  See Accompanying Notes

           Bonds                              Face Amount      Value
                                                            (Note 2)
  Banks (continued)
    Fleet Financial Group Inc. 5.625%
    due 07/01/1995                                500,000   $499,970
    Kansallis Osake Pankki N Y 10.000%
    due 05/01/2002                              1,000,000  1,159,370
    MBNA Corp. 7.490%
    due 09/14/1999                              1,000,000  1,037,620  Mellon Financial Co. 6.125%
    due 11/15/1995                                500,000    499,920
    Nationsbank Corp. 4.750%
    due 08/15/1996                                500,000    492,225
    Norwest Corp. 6.650%
    due 10/15/2023                                500,000    450,140
    Republic New York Corp. 9.500%
    due 04/15/2014                                500,000    610,410
                                                           7,314,925
  Beverages                             1.2%  Coca Cola Enterprises Inc. 8.500%
    due 02/01/2022                              1,000,000  1,125,910
  Business Credit Institutions 1.7%
    Avco Financial Services Inc. 7.500%
    due 11/15/1996                                500,000    508,050
    Chrysler Financial Corp. 7.200%
    due 05/26/1998                                500,000    509,670
    CIT Group Holdings Inc. 8.750%
    due 04/15/1998                                500,000    529,650
                                                           1,547,370Communications
  Equipment                             1.3%
    GTE Corp. 8.750%
    due 11/01/2021                              1,000,000  1,133,830
  Electric Utilities                    6.9%
    Baltimore Gas & Electric Co. 6.125%
    due 07/01/2003                              1,000,000    953,750
    Carolina Power & Light Co. 6.875%
    due 10/01/1998                                500,000    498,515
    Commonwealth Edison Co. 8.125%  due 06/01/2007725,000    745,510
    Hydro Quebec 8.400%
    due 01/15/2022                              1,000,000  1,068,660
    Kansas Gas & Electric Co. 7.600%
    due 12/15/2003                                500,000    521,890
    Northern States Power Co. 7.875%
    due 10/01/2001                              1,000,000  1,063,050
    Pacific Gas & Electric Co. 6.250%
    due 08/01/2003                              1,000,000    963,380
  Philadelphia Electric Co. 6.500%due 05/01/2003  500,000    486,195
                                                           6,300,950


                                         68










  Balanced Assets Fund Cont'd
  Statement of Investments as of June 30, 1995 (Unaudited)

  Bonds                                       Face Amount      Value
                                                            (Note 2)
  Household Products                    1.3%
    Procter & Gamble ESOP 9.360%
    due 01/01/2021                              1,000,000 $1,218,550
  Personal Credit Institutions          4.0%
    Associates Corp. North America 6.125%
    due 02/01/1998                                500,000    496,670
    Commercial Credit Group Inc. 7.375%
    due 04/15/2005                              1,000,000  1,036,070
    Ford Motor Credit Corp. 6.375%
    due 04/15/2000                              1,000,000    990,170
    General Electric Capital Corp. 8.850%
    due 04/01/2005                                500,000    575,520
    Household Finance Corp. 7.750%
    due 06/01/1999                                500,000    520,195
                                                           3,618,625
  Petroleum                             1.2%
    Ultramar Corp. Medium Term Note 8.000%
    due 03/15/2005                              1,000,000  1,066,640
  Telephone                             3.0%
    MCI Communications Corp. 7.750%
    due 03/23/2025                              1,000,000    994,970
    New Jersey Bell Telephone Co. 5.875%
    due 12/01/2006                                500,000    465,190
    New York Telephone Co. 7.000%
    due 12/01/2033                                500,000    463,785
    Pacific Bell 6.625%
    due 10/15/2034                                900,000    802,386
                                                           2,726,331
  Total Corporate                      28.6%              26,053,131
  Total Bonds                          43.5%              39,542,506

  Common Stock                                     Shares      Value
                                                            (Note 2)

  Aerospace                             1.1%
    Lockheed Martin Corp.                          16,500  1,041,562
  Autos/Auto Related                    1.0%
    Goodyear Tire And Rubber Co.                   23,200    957,000
  Beverages                             2.3%
    Coca Cola Co.                                  14,800    943,500
    Pepsico Inc.                                   25,800  1,177,125
                                                           2,120,625

                                         70









  *Non Income Producing Securities
  See Accompanying Notes

  Capital Growth Bond Fund
  Statement of Investments as of June 30, 1995 (Unaudited)

  Bonds                                       Face Amount      Value
                                                            (Note 2)
  U.S. Government Obligations          11.1%
    United States Treasury Notes 7.500%
    due 10/31/1999                              1,490,000 $1,573,574
    United States Treasury Notes 6.750%
    due 04/30/2000                                280,000    288,487
    United States Treasury Notes 6.375%
    due 08/15/2002                              1,305,000  1,320,490
    United States Treasury Notes 7.500%
    due 02/15/2005                                250,000    271,680
    United States Treasury Notes 6.500%
    due 05/15/2005                              1,000,000  1,021,250
    Total U.S. Government                                  4,475,481

  Italian Government                    2.4%
    Republic of Italy 6.000%
    due 09/27/2003                              1,000,000    941,360

  Banks                                18.2%
    Bank Nova Scotia Halifax 9.000%
    due 10/01/1999                              1,000,000  1,084,510
    Bank New York Inc. 6.625%
    due 06/15/2003                              1,000,000    982,250
    Chemical Bank New York 6.625%
    due 08/15/2005                              1,000,000    969,170
    Citicorp 7.125%
    due 06/01/2003                              1,000,000  1,010,100
    Kansallis Osake Pankki N Y 10.000%
    due 05/01/2002                              1,000,000  1,159,370
    Norwest Corp. 6.650%
    due 10/15/2023                              1,000,000    900,280
    Republic New York Corp. 9.500%
    due 04/15/2014                              1,000,000  1,220,820
                                                           7,326,500
  Beverages                             2.8%
    Coca Cola Enterprises Inc. 8.500%
    due 02/01/2022                              1,000,000  1,125,910

  Business Credit Institutions          7.7%
    Avco Financial Services Inc. 7.500%
    due 11/15/1996                              1,000,000  1,016,100
    Chrysler Financial Corp. 7.200%
    due 05/26/1998                              1,000,000  1,019,340

                                         72









    CIT Group Holdings Inc. 8.750%
    due 04/15/1998                              1,000,000  1,059,300
                                                           3,094,740
  See Accompanying Notes

  Bonds                                       Face Amount      Value
                                                            (Note 2)
  Communications Equipment              2.8%
    GTE Corp. 8.750%
    due 11/01/2021                              1,000,000 $1,133,830

  Electric Utilities                   17.5%
    Baltimore Gas & Electric Co. 6.125%
    due 07/01/2003                              1,000,000    953,750
    Gulf States Utilities Co. 7.350%
    due 11/01/1998                              1,000,000  1,012,990
    Hydro Quebec 8.400%
    due 01/15/2022                              1,000,000  1,068,660
    Kansas Gas & Electric Co. 7.600%
    due 12/15/2003                              1,000,000  1,043,780
    Northern States Power Co. 6.375%
    due 04/01/2003                              1,000,000    982,630
    Pacific Gas & Electric Co. 6.250%
    due 08/01/2003                              1,000,000    963,380
    Pennsylvania Power & Light Co. 7.625%
    due 02/01/2002                              1,000,000  1,018,180
                                                           7,043,370
  Household Products                    3.0%
    Procter & Gamble ESOP 9.360%
    due 01/01/2021                              1,000,000  1,218,550

  Personal Credit Institutions         10.1%
    Associates Corp. North America 6.125%
    due 02/01/1998                              1,000,000    993,340
    Commercial Credit Group Inc. 7.375%
    due 04/15/2005                              1,000,000  1,036,070
    Ford Motor Credit Corp. 6.375%
    due 04/15/2000                              1,000,000    990,170
    Household Finance Corp. 7.750%
    due 06/01/1999                              1,000,000  1,040,390
                                                           4,059,970
  Petroleum                             2.7%
    Ultramar Corp. Medium Term Note 8.000%
    due 03/15/2005                              1,000,000  1,066,640

  Bonds                                       Face Amount      Value
                                                            (Note 2)
  Telephone                            17.2%
    AT & T Corp. 5.125%
    due 04/01/2001                              1,000,000   $923,230
    Bellsouth Savings ESOP 9.190%
    due 07/01/2003                                808,236    896,164
    Cincinnati Bell Telephone Co. 7.300%
    due 04/30/1996                              1,000,000  1,000,810
    MCI Communications Corp. 7.750%
    due 03/23/2025                              1,000,000    994,970
    New York Telephone Co. 7.000%
    due 12/01/2033                              1,000,000    927,570
    Pacific Telephone & Telegraph Co. 7.625%
    due 06/01/2009                              1,000,000  1,022,470
    Rochester Telephone Corp. 9.300%
    due 06/01/2004                              1,000,000  1,166,440
                                                           6,931,654

  Total Corporate                      82.0%              33,001,164

  Total Bonds                          95.5%              38,418,005

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Biotechnology                       0.7%
  * Centocor Inc.                                 43,000    $615,437

  Broadcasters                        1.0%
  * Tele-Communications Inc.                      37,700     883,594

  Chemicals & Fertilizers             1.1%
    Engelhard Corp.                               23,000     986,125

  Communications                      2.3%
  * General Instrument Corp.                      30,800   1,181,950
  * Paging Network Inc.                           26,700     914,475
                                                           2,096,425
  Conglomerate                        1.2%
    ITT Corp                                       9,000   1,057,500

  Containers                          1.2%
  * Crown Cork & Seal Inc.                        21,400   1,072,675

  Drugs                               2.2%
    Johnson & Johnson                             12,600     852,075
    Pfizer Inc.                                    5,700     526,538
  * Scherer R P Corp.                             14,200     599,950
                                                           1,978,563
  Electric Utilities                  1.6%
    Duke Power Co.                                11,000     456,500
    FPL Group Inc.                                14,500     560,062
    Southern Co.                                  19,600     438,550
                                                           1,455,112
  Electrical Equipment                1.0%
    General Electric Co.                          16,900     952,737

  Electronics                         1.2%
  * 3COM Corp.                                    15,700   1,051,900

  Energy                              6.1%
    Anadarko Pete Corp.                            4,300     185,438
    Atlantic Richfield Co.                         8,400     921,900
    Chevron Corp.                                 14,200     662,075
    Exxon Corp.                                   14,800   1,045,250
    Mobil Corp.                                   10,400     998,400
    Schlumberger Ltd.                             14,600     907,025
    Unocal Corp.                                  31,700     875,712
                                                           5,595,800

                                         76









  Engineering & Construction          0.6%
    Fluor Corp.                                   10,700     556,400

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Entertainment                       3.4%
    Brunswick Corp.                               28,500    $484,500
    Carnival Corp.                                39,400     920,975
  * Promus Companies Inc.                         18,000     702,000
  * Viacom Inc. Class'B'                          21,600   1,001,700
                                                           3,109,175
  Finance: Banks                      1.2%
    Citicorp                                      19,500   1,128,563
  Finance: Consumer & Other           1.6%
    First USA Inc.                                 9,200     408,250
    PMI Group Inc.                                23,500   1,019,313
                                                           1,427,563
  Finance: Insurance                  1.0%
    American International Group Inc.              7,700     877,800
  Foods                               1.2%
    Nabisco Holdings Corp.                        39,000   1,053,000
  Hospital Management                 2.2%
    Columbia / HCA Healthcare Corp.               21,900     947,175
    United Healthcare Corp,                       25,200   1,042,650
                                                           1,989,825
  Metals & Minerals                   0.6%
    Freeport McMoran Copper & Gold                27,600     569,250

  Natural Gas Pipelines               0.8%
    Coastal Corp.                                 25,600     777,600

  Office Equipment                    1.0%
    Xerox Corp.                                    7,800     914,550

  Personal Care                       0.9%
    Gillette Co.                                  19,200     856,800

  Retail                              3.1%
    Albertsons Inc.                               32,500     966,875
    Sears Roebuck & Co.                           33,000   1,072,500
    Wal-Mart Stores Inc                           27,900     746,325
                                                           2,785,700
  Software                            1.6%
  * Cisco Systems Inc.                             5,900     298,319
    General Motors Corp. Class'E'                 10,000     435,000
  * Informix Corp.                                27,800     705,425
                                                           1,438,744
  Telephone                           4.4%
    Airtouch Communications Inc.                  35,000     997,500

                                         78









    MCI Communications Corp.                      45,100     992,200
    NYNEX Corp.                                   23,600     949,900
    SBC Communications Inc.                       22,000   1,047,750
                                                           3,987,350

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Tobacco                             2.2%
    Philip Morris Companies Inc.                  13,500  $1,004,063
    RJR Nabisco Holdings Corp.                    34,800     970,050
                                                           1,974,113

  Total Common Stock                 49.8%                45,311,488

  Short Term Investments                     Face Amount       Value
                                                            (Note 2)
  U.S. Government Agencies            2.2%
    Federal Home Loan Bank 5.870%
    due 07/05/1995                               185,000     184,879
    Federal Home Loan Mortgage 5.900%
    due 08/10/1995                               400,000     397,378
    Federal National Mortgage Assoc. 5.900%
    due 07/07/1995                               380,000     379,626
    Federal National Mortgage Assoc. 5.800%
    due 09/11/1995                             1,050,000   1,037,820
                                                           1,999,703
  Canadian Government                 2.7%
  Agencies
    Canadian Wheat Board 5.700%
    due 10/24/1995                             1,500,000   1,472,688
    Export Development Corp. 5.900%
    due 08/08/1995                             1,000,000     993,772
                                                           2,466,460
  Energy                              1.2%
    Chevron Oil Finance Co. 5.920%
    due 08/11/1995                             1,100,000   1,092,584

  Personal Credit Institutions        0.4%
    Ford Motor Credit Co. 6.020%
    due 07/12/1995                               400,000     399,264

  Total Short Term                    6.5%                 5,958,011

  Total Investments                  99.8%                90,812,005

  Other Assets Less
  Liabilities                         0.2%                   162,717

  Net Assets - Equivalent to $15.42 Per Share
  Based on 5,901,502 Shares of Capital Stock
  Outstanding.                      100.0%               $90,974,722

                                         80










  Short Term Investments                     Face Amount       Value
                                                            (Note 2)
  U.S. Government Agencies            3.3%
    Federal Home Loan Mortgage 5.890%
    due 07/05/1995                               250,000    $249,836
    Federal Home Loan Mortgage 5.850%
    due 08/07/1995                               165,000     164,008
    Federal National Mortgage Assoc. 5.900%
    due 07/07/1995                               250,000     249,754
    Federal National Mortgage Assoc. 5.800%
    due 09/14/1995                               650,000     642,146
                                                           1,305,744
  Business Credit Institutions        0.2%
    American Express Credit   Corp. 6.000%
    due 07/19/1995                                   100,000  99,700

  Total Short Term
    Investments                       3.5%                 1,405,444

  Total Investments                  99.0%                39,823,449

  Other Assets Less
    Liabilities                       1.0%                   402,111

  Net Assets - Equivalent to $11.36 Per
  Share Based on 3,540,496 Shares of Capital
  Stock Outstanding                 100.0%               $40,225,560

  Money - Market Fund
  Statement of Investments as of June 30, 1995 (Unaudited)

  Short Term Investments                     Face Amount       Value
                                                            (Note 2)
  U.S. Government Agencies           49.9%
    Federal Home Loan Bank 5.810%
    due 08/03/1995                             1,810,000  $1,800,360
    Federal Home Loan Mortgage 5.870%
    due 07/05/1995                                95,000      94,938
    Federal Home Loan Mortgage 5.910%
    due 07/12/1995                               200,000     199,639
    Federal Home Loan Mortgage 5.890%
    due 08/07/1995                             2,000,000   1,987,893
    Federal Home Loan Mortgage 5.860%
    due 08/18/1995                             1,100,000   1,091,405
    Federal National Mortgage Assoc. 5.900%
    due 07/07/1995                               240,000     239,764
    Federal National Mortgage Assoc. 5.870%
    due 08/17/1995                             1,570,000   1,557,968
    Federal National Mortgage Assoc. 5.840%
    due 08/29/1995                               985,000     975,572
    Federal National Mortgage Assoc. 5.800%
    due 09/11/1995                             2,000,000   1,976,800
    Federal National Mortgage Assoc. 5.860%
    due 09/13/1995                             1,050,000   1,037,352
    Federal National Mortgage Assoc. 5.800%
    due 09/14/1995                               950,000     938,521
    Federal National Mortgage Assoc. 5.770%
    due 09/20/1995                             2,270,000   2,240,530
    Federal National Mortgage Assoc. 5.750%
    due 09/21/1995                               580,000     572,404
    Federal National Mortgage Assoc. 5.780%
    due 10/23/1995                             2,000,000   1,963,393
                                                          16,676,539
  U.S. Government Obligations 3.0%
    United States Treasury Bills 5.335%
    due 09/28/1995                             1,000,000     986,811

  Beverages                           8.1%
    Coca Cola Co. 6.000%
    due 07/06/1995                             1,200,000   1,199,000
    Pepsico Inc. 5.930%
    due 08/04/1995                             1,500,000   1,491,599
                                                           2,690,599

  See Accompanying Notes

                                         83










  Short Term Investments                     Face Amount       Value
                                                            (Note 2)
  Business Credit Institutions        7.5%
    American Express Credit Corp. 6.040%
    due 07/10/1995                               300,000    $299,547
    American Express Credit Corp. 6.080%
    due 08/11/1995                             1,000,000     993,076
    CIT Group Holdings Inc. 6.000%
    due 07/17/1995                             1,200,000   1,196,800
                                                           2,489,423
  Energy                              3.0%
    Chevron Oil Finance Co. 5.920%
    due 08/11/1995                             1,000,000     993,258

  Investment Banker                   3.6%
    Merrill Lynch & Co. Inc. 5.950%
    due 08/03/1995                             1,200,000   1,193,455

  Personal Credit Institutions        8.0%
    Ford Motor Credit Corp. 5.940%
    due 08/07/1995                             1,200,000   1,192,674

    General Electric Capital Corp. 5.880%
    due 09/08/1995                             1,500,000   1,483,095
                                                           2,675,769

  Telephone                           3.9%
    AT & T Corp. 5.930%
    due 08/24/1995                             1,300,000   1,288,436

  Canadian Government                13.0%
  Agencies
    Canadian Wheat Board 6.000%
    due 07/19/1995                               200,000     199,400
    Canadian Wheat Board 5.900%
    due 10/02/1995                             1,000,000     984,758
    Canadian Wheat Board 5.700%
    due 10/24/1995                               300,000     294,538
    Export Development Corp. 5.800%
    due 09/27/1995                             1,500,000   1,478,733
    Government Of Canada 5.880%
    due 09/13/1995                             1,400,000   1,383,079
                                                           4,340,508
  Total Investments                 100.0%                33,334,798
  Other Assets Less Liabilities       0.0%                   (5,247)


                                         85









  Net Assets - Equivalent to $10.55 Per Share
  Based on 3,158.060 Shares of Capital Stock
  Outstanding.                      100.0%               $33,329,551

  CastorarnaInternational Fund
  Statement of Investments as of June 30, 1995 (Unaudited)

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Australia                           6.7%
    Brambles Industries Limited                    5,500     $52,146
    Broken Hill Property                          10,700     131,716
    BTR Nylex Limited                            100,000     191,187
    Delta Gold Ni                                 22,000      40,967
    Gio Australia Holding                         33,000      61,450
    Newcrest Mining                               12,000      50,917
    News Corp.                                     7,000      39,104
    North Limited                                 45,451     109,832
    Novus Petroleum                               14,000      15,920
    Pasminco Limited                              47,000      45,430
    Poseidon Gold Limited                         19,000      38,351
    Santos Limited                                35,510      85,305
    Western Mining Corp.                          13,500      74,360
    Westpac Bank Corp.                            20,000      72,353
                                                           1,009,038
  Belgium                             0.8%
    Soc Gen De Belgique                            1,700     121,318
  Finland                             0.7%
    Kesko                                          3,000      30,063
    Nokia (AB) OY                                  1,260      74,933
                                                             104,996
  France                              5.4%
    Banque National Paris                          2,000      96,469
  * Casino Guich Perr                              3,500     102,086
    Castorama Dubois                                 500      82,864
    Cie De Suez                                    2,000     111,269
    CPR Cie Par Reesco                             2,000     151,712
  * CSF(Thomson)                                   3,000      67,219
    Lafarge                                        1,500     116,629
    Rhone Poulenc SA                               4,000      90,120
                                                             818,368
  Germany                             2.6%
    Dresdner Bank AG                               4,750     137,393
    Man AG                                           450     116,006
    Veba AG                                          350     137,555
                                                             390,954
  Hong Kong                           8.1%
    Cheung Kong(Holdings)                          6,000      29,698
    China Light & Power                           18,000      92,585
    Grand Hotel Holdings                          78,000      25,705

                                         87









    Hang Seng Bank                                14,000     106,749

  *Non Income Producing Securities
  See Accompanying Notes

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Hong Kong (continued)
    Hong Kong Electric                            15,000     $50,983
    Hong Kong Land Holding (American $)           10,000      18,200
    Hong Kong Telecommunications                  72,800     143,948
    Hongkong & China Gas                          52,800      84,272
    Hopewell Holdings                             60,000      50,790
    HSBC Holdings                                 16,000     205,226
    Hutchison Whampoa                             25,000     120,835
    New World Development Co..                    17,000      56,573
    Sun Hung Kai Properties                        4,000      29,595
    Swire Pacific                                 14,000     106,749
    Tai Cheung Holdings                           72,000      63,274
    Wharf(Holdings)                               16,000      52,211
                                                           1,237,393

  Indonesia                           1.9%
    Astra International                           45,000      79,816
    Matahari Putra ldr 1000                       22,500      21,722
    Matabari Putra Pri                            45,000      71,733
    Bank International Indonesia                  37,000     114,223
                                                             287,494

  Italy                               1.7%
    Credito Italiano                              15,900      18,405
    Rinascente(La)                                14,500      82,370
    Stet                                          19,300      53,374
    Stet (Non Conv.)                               1,500       3,332
    Telecom Italia                                32,600      88,361
    Telecom Italia (Non Conv.)                     2,000       4,229
                                                             250,071

  Japan                              18.0%
    Arabian Oil Co.                                1,500      63,536
    Casio Computer Co.                             7,000      63,182
    Daiichi Clinical                               1,000      31,621
    Daiwa Securities                               6,000      63,288
    Dowa Mining Co.                               12,000      47,148
    Fuji Oil Co.                                   6,000      45,024
    Isetan Co.                                     2,000      27,137
    Ishihara Sangyo                               12,000      35,679
    Itochu Corp.                                  32,000     186,892
    Kawasaki Heavy Industries                     20,000      73,860
  * Kawasaki Steel Corp.                          30,000      98,401
    Kyushu Electric Power                          5,000     135,095

                                         89









    Marubeni Corp.                                 9,000      45,767
    Marui Co.                                      2,000      31,414
    Matsushita Electric Works                      6,000      64,704

  International Fund (continued)
  Statement of Investments as of June 30, 1995 (Unaudited)

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Japan (continued)
    Mitsubishi Heavy Industries                   15,000    $101,941
    Mitsubishi Paper Mills                        12,000      63,147
    Mitsubishi Rayon                              10,000      38,700
    Mitsui Fudosan Co.                             3,000      34,370
    Mitsubishi Motor                               5,000      41,237
    Mori Seiki Co.                                 3,000      53,448
    NEC Corp.                                      8,000      87,688
    Nichiei Construction                           4,000      32,942
    Nippon Express Co.                             4,000      36,812
    Nippon Fire & Marine                          10,000      63,005
    Nippon Sanso Corp.                            20,000      90,142
    Nippon Sheet Glass                            18,000      80,491
    Nippon Zeon Company                           20,000      87,074
    Nomura Securities                              6,000     104,773
    Onward Kashiyama                               6,000      81,411
    Osaka Gas Co.                                  8,000      29,544
    Royal Co.                                      5,000      69,612
    Seiren Co.                                     3,000      20,494
    Shimizu Corp.                                  4,000      38,700
    Sony Corp.                                     4,000     192,083
    Sumitomo Trust & Banking                      10,000     121,527
    TDK Corp.                                      2,000      91,086
    Toyo Engineering                              14,000      79,783
    Yamato Kogyo Co.                              10,000      78,461
                                                           2,731,219
  Malaysia                            5.6%
    DCB Holdings Berhad                           33,000      96,780
  * DCB Holdings Berhad (Warrants)                 5,000       5,742
    IJM Corp. Berhad                               6,000      23,872
  * I0I Corp.                                     64,000      84,003
    I0I Properties                                10,000      34,865
    Leader Universal Holdings                     14,666      52,336
    Malayan Bank Berhad                            7,000      55,414
    Malaysian International Shipping               9,000      26,395
    MBF Capital Berhad                            17,000      19,803
    North Borneo Timber                           12,000      40,361
    Resorts World Berhad                          14,000      82,117
    Sime Darby Berhad                             24,000      66,940
  * Tech Res Industries Berhad                    30,000      86,136
    Telekom Malaysia                               8,000      60,706
    UMW Holdings Berhad                           23,000      66,509

                                         91









    UTD Merchant Group                            28,000      46,169
                                                             848,148
  *Non Income Producing Securities
  See Accompanying Notes

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Netherlands                         2.6%
    ABN AMRO Holdings NV                           2,950    $113,850
    Philips Electronic                             3,100     131,242
    Royal Dutch Petrol                               600      73,262
    Unilever NV                                      550      71,559
                                                             389,913
  Norway                              0.4%
    Den Norske Bank                               20,000      54,208
  Singapore                           3.7%
    Amtek Engineering                             31,000      45,252
    Centrepoint Properties                        14,000      26,748
    City Developments                              5,000      30,590
    Development Bank Singapore                     6,000      68,265
    Fraser & Neave                                 4,000      46,082
    Jurong Shipyard                                6,000      42,934
    Overseas Chinese Bank                         10,000     110,912
    Robinson & Co.                                 8,000      32,916
    Singapore Airlines                             8,000      73,846
    Singapore Land                                 8,000      52,379
    Singapore Press Holdings                       2,400      35,893
                                                             565,817
  Spain                               1.4%
    Argentaria                                       500      18,473
    BCO Bilbao Vizcaya                               500      14,427
    BCO Central Hispan                               500      10,588
  * BCO Esp De Credito                             1,500      10,328
    BCO Intercont ESPA                               400      35,996
    BCO Santander SA                                 500      19,711
    Gas Natural SDG SA                               425      50,737
    lberdrola SA                                   2,500      18,823
    Repsol SA                                        500      15,728
    Telefonica De Esp                              1,500      19,319
                                                             214,130
  Sweden                              2.4%
    Incentive AB                                   1,610      65,320
    Volvo AB (Series A)                            4,800      91,430
    Volvo AB (Series B)                           10,700     203,814
                                                             360,564
  Switzerland                         2.4%
    Ciba Geigy AG                                    110      80,625
    Holderbank Financial Glarus                       95      77,963
    Holderbank Financial Glarus (Warrants)           475         639
    Nestle SA                                        110     114,538
    Roche Holdings AG                                 15      96,657

                                         93









                                                             370,422

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Thailand                            2.8%
    Advanced Info Serv                             6,000     $85,558
    Dhana Siam Financial & Sec.                    4,000      23,658
    Krung Thai Bank Place                         14,300      57,930
    Land & House                                   2,000      42,131
    Matichon Public Company Ltd.                  20,000      97,225
    Shinawatra C. & Commissions                    1,000      23,901
    Telecomasia                                   25,000      88,110
                                                             418,513

  United Kingdom                     14.4%
    Abbey National                                 5,000      37,220
    Airtours                                      20,000     128,519
    Allied Domecq PLC                              2,000      17,401
    BAA                                            7,000      54,947
    Barclays Bank                                  3,000      32,233
    Bass                                           2,000      19,135
    Bat Industries                                 4,000      30,666
    Blue Circle Industries                         2,000       8,971
    BOC Group                                      1,000      12,772
    Boots Company                                  2,000      16,192
    British Aerospace                              1,000       8,955
    British Aero Plc/Cap                              40         452
    British Airways                                3,000      19,660
    British Gas                                   13,000      59,862
    British Petroleum                              9,000      64,490
    British Telecom                               14,000      87,291
    BTR                                            9,000      45,737
    Cable & Wireless                               5,000      34,198
    Cadbury Schweppes                              4,571      33,372
    Forte                                          6,000      21,711
    General Electric                               3,000      14,649
    Glaxo Wellcome                                 5,470      67,124
    Grand Metropolitan                             3,000      18,395
    Great Universal Stores                        13,000     121,481
    Guinness                                       3,000      22,570
    Hanson                                         6,000      20,948
    HSBC Holdings                                  5,000      64,538
    Imperial Chemical Industries                   2,000      24,511
    Lloyds Bank                                    2,000      19,835
    Marks & Spencer                                4,000      25,704
    National Westminster                           4,000      34,770
    P&O                                            2,000      18,403
    Pearson                                        1,000       9,464

                                         95










  Common Stock                                    Shares       Value
                                                            (Note 2)
  United Kingdom (continued)
    Prudential Corp.                               5,000     $26,563
    Redland                                        1,000       6,545
    Reed International                             2,000      28,090
    Reuters Holdings                               3,000      24,980
    Rothmans International/NV                     32,000     313,536
    RTZ Corp.                                      1,000      13,035
    Shell Transport & Trading                      9,000     107,579
    Smithkline Beecham                             3,000      27,151
    Smithkline Beecham/BEC                         2,000      17,751
    Standard Chartered                            21,000     111,564
    Tesco                                          6,000      27,676
    Tomkins                                       24,000      85,701
    TSB Group                                     28,000     107,555
    Unilever                                       2,000      40,480
    U.S. Industries Inc. (U.S. dollars)               60         832
    Vodafone Group                                 5,000      18,570
    Whitbread                                      3,000      28,631
                                                           2,182,415

  Total Common Stock                 81.6%                12,354,981

  Repurchase Agreement                       Face Amount       Value
                                                            (Note 2)
  U.S. Dollar                        18.5%
    State Street Bank and Trust Co. 5.600%
    due 07/03/1995-Collateralized by
    2,861,138 U.S. Treasury Note 4.750%
    due 09/30/1998                             2,804,000   2,804,000

  Total Investments                 100.1%                15,158,981

  Other Assets Less Liabilities     (0.1%)                  (19,720)

  Net Assets - Equivalent to $10.11 Per Share
  Based on 1,497,235 shares of Capital Stock
  Outstanding.                      100.0%               $15,139,261

  Pacific Rim Emerging Markets Fund
  Statement of Investments as of June 30, 1995 (Unaudited)

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Australia                          25.7%
    Brambles Industries Ltd.                      15,000    $142,218
    Broken Hill Property                          30,300     372,989
    BTR Nylex Limited                             12,000      22,943
  * Delta Gold NI                                 70,000     130,348
    Gio Australia Holding                        110,000     204,833
  * Newcrest Mining                               45,000     190,938
    News Corp.                                    24,000     134,073
    North Limited                                127,692     308,566
  * Novus Petroleum                               52,500      59,701
  * Pasminco Limited                             148,000     143,056
    Poseidon Gold Limited                         73,000     147,349
    Santos Limited                               104,921     252,049
    Western Mining Corp.                          47,000     258,884
    Westpac Bank Corp.                            75,000     271,322
                                                           2,639,269
  Hong Kong                          16.2%
    Cheung Kong(Holdings)                         10,000      49,497
    China Light & Power                           25,000     128,590
    Grand Hotel Holdings                          98,000      32,296
    Hang Seng Bank                                18,000     137,248
    Hong Kong Electric                            20,000      67,978
    Hong Kong Land Holding (American $)           20,000      36,400
    Hong Kong Telecommunications                  94,000     185,867
    Hongkong & China Gas                          70,000     111,724
    Hopewell Holdings                             70,000      59,255
    HSBC Holdings                                 21,800     279,621
    Hutchison Whampoa                             34,000     164,336
    New World Development Co.                     27,000      89,851
    Sun Hung Kai Properties                        6,000      44,392
    Swire Pacific                                 18,000     137,248
    Tai Cheung Holdings                           88,000      77,335
    Wharf (Holdings)                              20,000      65,264
                                                           1,666,902
  Indonesia                           5.5%
    Astra International                           95,000     168,500
    Bank International Indonesia                  60,000     185,227
    Matahari Putra Pri                           100,000     159,407
    Matahari Putra ldrIO00 (Alien)                50,000      48,271
                                                             561,405
  *Non Income Producing Securities
  See Accompanying Notes

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Japan                              10.9%
    Arabian Oil Co.                                1,000     $42,357
    Casio Computer Co.                             2,000      18,052
    Daiwa House Industries                         2,000      30,677
    Daiwa Securities                               2,000      21,096
    Dowa Mining Co.                                6,000      23,574
    Fuji Oil Co.                                   4,000      30,016
    Isetan Co.                                     1,000      13,569
  * Ishihara Sangyo                                4,000      11,893
    Itochu Corp.                                  15,000      87,605
    Kamigumi Co.                                   2,000      20,058
    Kawasaki Heavy Industries                      6,000      22,158
    Kawasaki Steel Corp.                           5,000      16,400
    Kyushu Electric Power                          2,000      54,038
    Marubeni Corp.                                 3,000      15,256
    Marui Co.                                      1,000      15,707
    Mitsubishi Heavy Industries                    5,000      33,980
    Mitsubishi Motor                               3,000      24,742
    Mitsubishi Paper                               4,000      21,049
    Mitsubishi Rayon                               4,000      15,480
    Mitsui Fudosan Co.                             2,000      22,913
    Mori Seiki Co.                                 1,000      17,816
    NEC Corp.                                      2,000      21,922
    Nippon Express Co.                             2,000      18,406
    Nippon Fire & Marine Insurance                 5,000      31,503
    Nippon Sanso Corp.                             6,000      27,043
    Nippon Sheet Glass                             6,000      26,830
  * Nippon Telegraph & Telephone Corp.                 3      25,131
    Nippon Zeon Co.                                7,000      30,476
    Nomura Securities                              3,000      52,386
    Onward Kashiyama                               2,000      27,137
    Osaka Gas Co.                                  4,000      14,772
    Shimizu Corp.                                  2,000      19,350
    Sony Corp.                                     2,000      96,042
    Sumitomo Trust & Banking                       4,000      48,611
    TDK Corp.                                      1,000      45,543
    Toyo Engineering                              11,000      62,687
    Yamato Kogyo Co.                               2,000      15,692
                                                           1,121,967
  Malaysia                           13.5%
    DCB Holdings Berhad                           66,000     193,560
  * DCB Holdings Berhad (warrants)                11,250      12,921
    IJM Corp. Berhad                              11,000      43,765

  Common Stock                                    Shares       Value
                                                            (Note 2)
  Malaysia (continued)
  * IOI Corp.                                     95,000    $124,692
    IOI Properties                                20,000      69,729
    Leader Universal Holdings                     35,333     126,086
    Malayan Bank Berhad                           11,000      87,080
    Malaysian International Shipping              18,000      52,789
    North Borneo Timber                           22,000      73,995
    Resorts World Berhad                          23,000     134,906
    Sime Darby Berhad                             42,000     117,145
    Telekom Malaysia                              16,000     121,411
    UMW Berhad                                    48,000     138,802
    UTD Merchant Group                            53,000      87,391
                                                           1,384,272

  Singapore                           9.6%
    Amtek Engineering                             50,000      72,987
    Centrepoint Properties                        24,000      45,853
    City Developments                              8,000      48,945
    Development Bank Singapore                    12,000     136,530
    Fraser& Neave                                  7,000      80,644
    Jurong Shipyard                                9,000      64,401
    Overseas Chinese Bank                         16,000     177,460
    Robinson & Co.                                14,000      57,603
    Singapore Airlines                            15,000     138,462
    Singapore Land                                13,000      85,116
    Singapore Press Holdings                       4,800      71,785
                                                             979,786

  Thailand                            7.1%
    Advanced Information Services                 10,000     142,597
    Dhana Siam Financial & Securities             12,000      70,974
    Krung Thai Bank Place                         25,300     102,491
    Land & House                                   4,000      84,262
    Matichon Public Company Ltd.                  30,000     145,838
    Shinawatra C. & Commissions                    2,000      47,802
    Telecomasia                                   38,000     133,928
                                                             727,892

  Total Common Stock                 88.5%                 9,081,493

  Repurchase Agreement                       Face Amount       Value
                                                            (Note 2)
  U.S. Dollar                        12.8%
    State Street Bank and Trust Co. 5.600%     1,310,000  $1,310,000
    due 07/03/1995-Collateralized by
    $1,339,869 U.S. Treasury Bond 11.25%
    due 02/15/2015

  Total Investments                 101.3%                10,391,493

  Other Assets Less Liabilities     (1.3%)                 (132,586)

  Net Assets - Equivalent to $9.69 Per Share
  Based on 1,058,954 Shares of Capital Stock
  Outstanding.                      100.0%               $10,258,907


      Statement Of Assets and Liabilities as of June 30, 1995
                             Unaudited

                                       Emerging Growth Common Stock   Real Estate
                                         Equity Fund       Fund       Securities
  Fund
                                                                          < C>
  ASSETS:
   Investments, at market value
   (cost-Emerging Growth Equity Fund:
   $119,116,268, Common Stock Fund:
   $42,767,140, Real Estate Securities
   Fund: $46,355,886, Balanced Assets
   Fund:$84,884,240, Capital Growth
   Bond Fund: $38,683,496, Money Market
   Fund: $33,334,798, International Fund:
   $15,079,713, Pacific Rim Emerging
   Markets Fund: $10,638,518)
   (Note 2)                              $126,275,032  $46,951,720  $46,617,425
   Cash                                        46,716        9,320       27,477
   Cash - foreign currencies (cost
   International Fund: $27,544
   Pacific Rim Emerging Markets Fund:
   $38,455)*                                      ---          ---          ---
   Receivable for undelivered sales         3,911,201      421,935      255,969
   Investment income receivable                   ---       82,553          ---
   Tax reclaims receivable                        ---          ---          ---
   Total assets                           130,232,949   47,465,528   46,900,871
  LIABILITIES:
   Payable for investment advisory
   fees (Note 8)                               50,191       18,385       19,070
   Payable for undelivered purchases        5,820,681    1,381,795      268,750
   Withholding taxes payable                      ---          ---          ---
   Total liabilities                        5,870,872    1,400,180      287,820
  NET ASSETS                             $124,362,077  $46,065,348  $46,613,051
   Represented By:
   Paid In Capital (Note 5)              $109,289,521  $42,755,911  $45,138,086
   Net unrealized depreciation of
    investments                             7,158,764    4,184,580      261,539
   Net unrealized depreciation on
    translation of assets and liabilities
    in foreign currencies*.                       ---          ---          ---
   Undistributed net realized gain
    (loss) on investments                   7,742,414  (1,239,049)    (731,755)
   Undistributed net realized gain (loss)
    on transactions
    in foreign currencies*                        ---          ---          ---
   Undistributed net investment income        171,378      363,906    1,945,181

                                        102









  NET ASSETS                             $124,362,077  $46,065,348  $46,613,051
   Capital stock outstanding (Note 5)       6,037,580    3,088,301    3,300,107
   Net asset value, offering and redemption
   prices per share                            $20.60       $14.92       $14.12

  * International & Pacific Rim Emerging Markets Funds only.
    See Accompanying Notes


                                                                    Pacific Rim
  Balanced      Capital Growth   Money-Market   International         Emerging
  Assets Fund      Bond Fund         Fund           Fund            Markets Fund


   $90,812,005   $39,823,449    $33,334,798      $15,158,981        $10,391,493
        20,576         6,814          7,869              110                863


           ---           ---            ---           27,426             38,166
       445,706           ---            ---          517,255            429,998
       756,097       690,878            ---           52,010             29,603
           ---           ---            ---           10,109                ---
    92,034,384    40,521,141     33,342,667       15,765,891         10,890,123

        36,884        16,754         13,116           16,765             12,594
     1,022,778       278,827            ---          601,730            614,473
           ---           ---            ---            8,135              4,149
     1,059,662       295,581         13,116          626,630            631,216

   $90,974,722   $40,225,560    $33,329,551      $15,139,261        $10,258,907


   $85,309,727   $39,093,714    $32,557,323      $14,897,281        $10,373,175

     5,927,765     1,139,953            ---           79,268           (247,025)

           ---           ---            ---              322               (838)

    (1,803,841)   (1,249,676)           ---           54,546             72,567

           ---           ---            ---          (16,491)           (11,403)
     1,541,071     1,241,569        772,228          124,335             72,431

   $90,974,722   $40,225,560    $33,329,551      $15,139,261        $10,258,907

     5,901,502     3,540,496      3,158,060        1,497,235          1,058,954


        $15.42        $11.36         $10.55           $10.11              $9.69






                                        104









   Statement Of Operations for the Period January 1, 1995 through
                     June 30, 1995 (Unaudited)

                                  Emerging Growth    Common Stock    Real Estate
                                      Equity Fund            FundSecurities Fund
  INVESTMENT INCOME (NOTE 2):
  Interest                               $411,177        $141,175       $146,220
  Dividends**                               2,715         322,188      1,054,176
  Total investment income                 413,892         463,363      1,200,396

  EXPENSES:
  Investment advisory fees (Note 8)       278,125          99,457        108,184
  General expenses (Note 8)                   ---             ---            ---
  Total Expenses                          278,125          99,457        108,184

  Net investment income (Note 2)          135,767         363,906      1,092,212

  REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on:
  Investment transactions (excluding
   short term investments)              4,124,720       (653,854)      (329,334)
  Foreign currency transactions*              ---             ---            ---
  Net realized gain (loss)              4,124,720       (653,854)      (329,334)

  Net unrealized appreciation
   (depreciation) on:
  Investment transactions (excluding
   short term investments)              7,242,730       4,740,203      1,837,620
  Translation of assets and liabilites
   in foreign currencies*                     ---             ---            ---
  Net unrealized appreciation           7,242,730       4,740,203      1,837,620

  Net realized and unrealized gain     11,367,450       4,086,349      1,508,286

  INCREASE IN NET ASSETS DERIVED
  FROM OPERATIONS                     $11,503,217      $4,450,255     $2,600,498

  ** Net of withholding taxes of $21,474 & $10,154 for
     International & Pacific Rim     Emerging Markets funds,
     respectively.

  *  International and Pacific Rim Emerging Markets Funds only.
     See Accompanying Notes


                                                     INTER-       PACIFIC RIM
   BALANCED   CAPITAL GROWTH     MONEY-MARKET      NATIONAL           EMERGING
ASSETS FUND        BOND FUND             FUND          FUND       MARKETS FUND


  $1,374,498      $1,328,662         $839,149       $66,037            $99,541
    366,075              ---              ---       142,346             33,124
  1,740,573        1,328,662          839,149       208,383            132,665


    205,047           93,187           68,325        55,937             37,215
        ---              ---              ---        32,904             28,458
    205,047           93,187           68,325        88,841             65,673

  1,535,526        1,235,475          770,824       119,542             66,992


   (744,615)          62,587              ---        54,546             72,567
        ---              ---              ---        (9,618)           (11,914)
   (744,615)          62,587              ---        44,928             60,653


  8,547,664        3,143,662              ---       267,329            203,550
        ---              ---              ---         2,458               (831)
  8,547,664        3,143,662              ---       269,787            202,719

  7,803,049        3,206,249              ---       314,715            263,372


 $9,338,575       $4,441,724         $770,824      $434,257           $330,364


                        Statements of Changes in Net Assets
                                     Unaudited

                                                             EMERGING GROWTH
                                                               EQUITY FUND
                                                  Six Months Ended     Year Ended
                                                     June 30/95        Dec. 31/94
                                                     (Unaudited)
  FROM OPERATIONS:
  Net investment income (loss)                        $135,767         $55,087
  Net realized gain (loss) from
   investment and foreign currency transactions      4,124,720       3,929,965
  Net unrealized appreciation (depreciation)
   of investments and translation of assets and
   liabilities in foreign currencies                 7,242,730      (6,390,916)
  Increase (decrease) in net assets
   derived from operations                          11,503,217      (2,405,864)
  DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                    ---         (19,476)
  Net realized gain                                        ---        (331,996)
  Total distributions to shareholders                        0        (351,472)
  FROM CAPITAL STOCK TRANSACTIONS (NOTE 5):
  Net proceeds from sale of capital stock           21,587,219      49,160,218
  Net asset value of shares issued to
   shareholder for reinvestment of dividends               ---         351,472
                                                    21,587,219      49,511,690
  Cost of capital stock reacquired                  (6,107,775)     (5,141,457)
  Increase in net assets derived from
   capital stock transactions                       15,479,444      44,370,233
  Net increase in net assets                        26,982,661      41,612,897
  NET ASSETS:
  Beginning of period                               97,379,416      55,766,519
  End of period 1995 and 1994 including undistributed
  net investment income of $171,378 and $35,611
  respectively in the Emerging Growth Equity Fund,
  $363,906 and NIL respectively in the Common Stock Fund,
  $1,945,181 and $852,969 respectively in the Real Estate
  Securities Fund, $1,541,071 and $5,545 respectively in
  the Balanced Assets Fund, $1,241,569 and $6,094
  respectively in the Capital Growth Bond Fund, $772,228
  and $1,404 respectively in the Money Market Fund,
  $124,335 and $4,793 respectively in the International
  Fund, and $72,431 and $5,439 respectively in the
  Pacific Rim Emerging Markets Fund.
  (Note 2)                                        $124,362,077     $97,379,416
  See Accompanying Notes

                  Statements of Changes in Net Assets (continued)
                                     Unaudited

                                                               COMMON STOCK
                                                  Six Months Ended     Year Ended
                                                     June 30/95        Dec. 31/94
                                                     (Unaudited)
  FROM OPERATIONS:
  Net investment income (loss)                        $363,906        $453,596
  Net realized gain (loss) from investment
   and foreign currency transactions                  (653,854)        429,006
  Net unrealized appreciation
   (depreciation) of investments and
   translation of assets and liabilities
   in foreign currencies                             4,740,203      (2,211,994)
  Increase (decrease) in net assets
   derived from operations                           4,450,255      (1,329,392)
  DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                    ---        (453,596)
  Net realized gain                                        ---      (1,246,124)
  Total distributions to shareholders                        0      (1,699,720)
  FROM CAPITAL STOCK TRANSACTIONS (NOTE 5):
  Net proceeds from sale of capital stock            8,641,006      18,029,178
  Net asset value of shares issued to
   shareholder for reinvestment of dividends               ---       1,699,720
                                                     8,641,006      19,728,898
  Cost of capital stock reacquired                  (1,854,433)     (3,522,116)
  Increase in net assets derived from
   capital stock transactions                        6,786,573      16,206,782
  Net increase in net assets                        11,236,828      13,177,670
  NET ASSETS:
  Beginning of period                               34,828,520      21,650,850
  End of period 1995 and 1994 including undistributed
  net investment income of $171,378 and $35,611
  respectively in the Emerging Growth Equity Fund,
  $363,906 and NIL respectively in the Common Stock
  Fund, $1,945,181 and $852,969 respectively in the Real
  Estate Securities Fund, $1,541,071 and $5,545
  respectively in the Balanced Assets Fund, $1,241,569
  and $6,094 respectively in the Capital Growth Bond
  Fund, $772,228 and $1,404 respectively in the Money
  Market Fund, $124,335 and $4,793 respectively in the
  International Fund, and $72,431 and $5,439 respectively
  in the Pacific Rim Emerging Markets Fund.
  (Note 2)                                         $46,065,348     $34,828,520
  See Accompanying Notes

                  REAL ESTATE                      BALANCED ASSETS
                SECURITIES FUND                         FUND
   Six Months Ended       Year Ended    Six Months Ended     Year Ended
      June 30/95          Dec. 31/94       June 30/95        Dec. 31/94
     (Unaudited)                          (Unaudited)

      $1,092,212         $1,547,952       $1,535,526        $2,500,365

        (329,334)          (342,136)        (744,615)          228,164


       1,837,620         (2,832,671)       8,547,664        (5,783,362)

       2,600,498         (1,626,855)       9,338,575        (3,054,833)


             ---           (697,202)             ---        (2,499,752)
             ---           (230,087)             ---        (1,581,823)
               0           (927,289)               0        (4,081,575)

       5,521,960         22,118,718       12,949,921        32,214,527

             ---            927,289              ---         4,081,575
       5,521,960         23,046,007       12,949,921        36,296,102
      (4,080,550)        (2,026,894)      (6,050,517)      (12,578,846)

       1,441,410         21,019,113        6,899,404        23,717,256
       4,041,908         18,464,969       16,237,979        16,580,848

      42,571,143         24,106,174       74,736,743        58,155,895

     $46,613,051        $42,571,143      $90,974,722       $74,736,743

                CAPITAL GROWTH                     MONEY - MARKET
                   BOND FUND                            FUND
   Six Months Ended       Year Ended    Six Months Ended     Year Ended
      June 30/95          Dec. 31/94       June 30/95        Dec. 31/94
     (Unaudited)                          (Unaudited)

      $1,235,475         $2,497,883         $770,824          $776,905

          62,587         (1,307,483)             ---               ---


       3,143,662         (3,268,785)             ---               ---

       4,441,724         (2,078,385)         770,824           776,905


             ---         (2,500,018)             ---          (779,386)
             ---            (24,868)             ---               ---
               0         (2,524,886)               0          (779,386)

       5,692,517         11,243,241       17,154,800        27,553,996

             ---          2,524,886              ---           779,386
       5,692,517         13,768,127       17,154,800        28,333,382
      (3,526,594)       (16,730,043)      (8,980,559)      (17,806,853)

       2,165,923         (2,961,916)       8,174,241        10,526,529
       6,607,647         (7,565,187)       8,945,065        10,524,048

      33,617,913         41,183,100       24,384,486        13,860,438

     $40,225,560        $33,617,913      $33,329,551       $24,384,486

                  Statements of Changes in Net Assets (continued)
                                     Unaudited

                                                          INTERNATIONAL FUND
                                                 Six Months Ended    *Period Ended
                                                    June 30/95        Dec. 31/94
                                                    (Unaudited)
  FROM OPERATIONS:
  Net investment income (loss)                        $119,542          $34,077
  Net realized gain (loss) from
   investment and foreign currency transactions         44,928           (6,873)
  Net unrealized appreciation (depreciation)
   of investments and translation of assets and
   liabilities in foreign currencies                   269,787         (190,197)
  Increase (decrease) in net assets
   derived from operations                             434,257         (162,993)
  DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                    ---          (29,284)
  Net realized gain                                        ---             ----
  Total distributions to shareholders                        0          (29,284)
  FROM CAPITAL STOCK TRANSACTIONS:
  Net proceeds from sale of capital stock            3,580,503       11,463,599
  Net asset value of shares issued to
   shareholder for reinvestment of dividends               ---           29,284
                                                     3,580,503       11,492,883
  Cost of capital stock reacquired                    (165,906)         (10,199)
  Increase in net assets derived from
   capital stock transactions                        3,414,597       11,482,684
  Net increase in net assets                         3,848,854       11,290,407
  NET ASSETS:
  Beginning of period                               11,290,407              ---
  End of period 1995 and 1994 including undistributed
  net investment income of $171,378 and 35,611
  respectively in the Emerging Growth Equity Fund, 363,906
  and NIL respectively in the Common Stock Fund, $1,945,181
  and $852,969 respectively in the Real Estate Securities
  Fund, $1,541,071 and $5,545 respectively in the Balanced
  Assets Fund, $1,241,569 and $6,094 respectively in the
  Capital Growth Bond Fund, $772,228 and $1,404 respectively in the Money Market Fund, $124,335 and 4,793 respectively
  in the International Fund, and $72,431 and 5,439 respectively in the Pacific Rim Emerging Markets Fund.
  (Note 2)                                         $15,139,261      $11,290,407

  *Inception date October 4, 1994
  See Accompanying Notes

                  Statements of Changes in Net Assets (continued)
                                     Unaudited

                                                         PACIFIC RIM EMERGING
                                                             MARKETS FUND
                                                 Six Months Ended *Period Ended
                                                    June 30/95     Dec. 31/94
                                                    (Unaudited)
  FROM OPERATIONS:
  Net investment income (loss)                         $66,992         $32,721
  Net realized gain (loss) from
   investment and foreign currency transactions         60,653             511
  Net unrealized appreciation (depreciation)
   of investments and translation of assets and
   liabilities in foreign currencies                   202,719        (450,582)
  Increase (decrease) in net assets
   derived from operations                             330,364        (417,350)
  DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income                                    ---         (27,282)
  Net realized gain                                        ---             ---
  Total distributions to shareholders                        0         (27,282)
  FROM CAPITAL STOCK TRANSACTIONS:
  Net proceeds from sale of capital stock            2,536,120       8,107,883
  Net asset value of shares issued to
   shareholder for reinvestment of dividends               ---          27,282
                                                     2,536,120       8,135,165
  Cost of capital stock reacquired                    (264,794)        (33,316)
  Increase in net assets derived from
   capital stock transactions                        2,271,326       8,101,849
  Net increase in net assets                         2,601,690       7,657,217
  NET ASSETS:
  Beginning of period                                7,657,217             ---
  End of period 1995 and 1994 including undistributed
  net investment income of $171,378 and $35,611
  respectively in the Emerging Growth Equity Fund, $363,906
  and NIL respectively in the Common Stock Fund, $1,945,181
  and $852,969 respectively in the Real Estate Securities
  Fund, $1,541,071 and $5,545 respectively in the Balanced
  Assets Fund, $1,241,569 and $6,094 respectively in the
  Capital Growth Bond Fund, $772,228 and $1,404 respectively in the Money Market Fund, $124,335 and $4,793 respectively in the International Fund, and $72,431 and $5,439 respectively in the Pacific Rim Emerging Markets Fund.
  (Note 2)                                         $10,258,907      $7,657,217

  *Inception date October 4, 1994
  See Accompanying Notes

                                        112










            Notes to Financial Statements, June 30, 1995
                             Unaudited

  1. ORGANIZATION
  Manulife Series Fund, Inc. ("MSFI"), incorporated on July 22, 1983, and domiciled in the State of Maryland, is a no-load, diversified open-end management investment company. MSFI was incorporated for the purpose of investing premiums from variable contracts issued by The Manufacturers Life Insurance Company of America. MSFI is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. The effective date of the initial registration was June 26, 1984. Separate Accounts One, Two, Three and Four of The Manufacturers Life Insurance Company of America (the "Separate Accounts") have purchased their shares of the common stock of MSFI as an investment and not with a view towards resale, distribution or redemption. On October 4, 1994, MSFI launched the International Fund and Pacific Rim Emerging Markets Fund with initial Seed money from The Manufacturers Life Insurance Company of America of $10,000,000 and $7,000,000,
  respectively.

  2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies followed by MSFI in preparation of its financial statements.

  a) SECURITY VALUATION.
  Except with respect to debt instruments having a remaining maturity of 60 days or less, securities held by MSFI are valued as follows: Securities listed on a securities exchange are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of the close of trading on the New York Stock Exchange. Securities traded in the over-the-counter market are valued at the last bid price or yield equivalent as of the close of trading on the New York Stock Exchange. Securities which are traded both in the over the-counter market and on a stock exchange are valued according to the broadest and most representative market, and for debt securities this ordinarily will be the over-the-counter market. Although the practice of each fund is to purchase only assets having a readily ascertainable market value, if market quotations for such assets are unavailable, such assets are valued at their fair value as determined in good faith by MSFI's Board of Directors. There were no such securities held at June 30, 1995.

  Debt instruments held with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on

            Notes to Financial Statements, June 30, 1995
                             Unaudited

  the 61st day prior to maturity); and thereafter a constant proportionate amortization in value is assumed until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate instrument is deemed to be the next date on which the interest rate is to be adjusted.

  b) INTERNATIONAL AND PACIFIC RIM EMERGING MARKETS FUNDS. Apart from the accounting policies mentioned above there are other significant accounting policies followed by MSFI in preparation of financial statements for the International and Pacific Rim Emerging Markets Funds.

  Generally securities will be valued as described above on the exchanges which they are traded, however, where a country has adopted other conventions with respect to valuations, these will be utilized instead. Trading in securities on European and Far Eastern exchanges and over-the counter markets is normally completed well before 4:00 P.M. eastern time. As a result, if events materially affecting the value of such securities occur between the time when their price is determined and the time the Funds net asset value is calculated, such securities will be valued at fair value as determined in good faith by MSFI's Board of Directors.

  The values of all assets and liabilities initially expressed in foreign currencies are translated into US dollars at the exchange rate of such currencies against the US dollar as provided by the pricing service as of 12:00 P.M. New York time.

  The Funds may utilize futures contracts to a limited extent, and may enter into forward foreign currency contracts to protect the securities and related receivable and payable against changes in future foreign exchange rates. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Risks associated with forward currency contracts include movement in the value of the foreign currency relative to the US dollar and the ability of the counterpart to perform. Futures and forward currency contracts are valued based upon their quoted daily settlement prices. Fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains (losses) are recognized. Unrealized appreciation (depreciation) related to open futures and forward currency

            Notes to Financial Statements, June 30, 1995
                             Unaudited

  contracts may be required to be treated as realized gain
  (loss) for tax purposes.

  Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.

  c) FEDERAL INCOME TAXES.
  It is MSFI's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholder. Therefore, no Federal income tax provision is required.

  d) DIVIDENDS TO SHAREHOLDER.
  Dividends to shareholder are recorded on the ex-dividend date.

  e) OTHER.
  Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recorded as earned. Dividend income is recorded on the ex-dividend date.

              Notes to Financial Statements, June 30, 1995 (continued)
                                     Unaudited
  3. PURCHASES AND SALES OF SECURITIES
  Purchases and sales of securities, excluding short-term securities for the year ended June 30, 1995

                        EMERGING GROWTH        COMMON STOCK         REAL ESTATE
                          EQUITY FUND              FUND           SECURITIES FUND
  PURCHASES
  U.S. Government
  Obligations         $       ---            $       ---           $      ---
  Corporate Bonds             ---                    ---                  ---
  Common Stocks        68,184,788             29,062,032            8,015,357
                      $68,184,788            $29,062,032           $8,015,357
  SALES
  U.S. Government
  Obligations         $       ---            $       ---           $      ---
  Corporate Bonds             ---                    ---                  ---
  Common Stocks        55,864,920             22,991,728            5,982,568
                      $55,864,920            $22,991,728           $5,982,568

  With the exception of the International Fund and Pacific Rim Emerging Markets Fund realized and unrealized gains and losses on investments are determined on the average cost basis for financial statement purposes, and on the first-in, first-out, (FIFO) cost basis for federal income tax purposes. The International Fund and Pacific Rim Emerging Markets Fund use the FIFO cost method for both financial statements and federal income tax purposes.

  4. TAX BASIS OF INVESTMENTS
  Investment information based on the cost for Federal income tax purposes of the securities (excluding short-term investments) held at June 30, 1995 is as follows:

                        EMERGING GROWTH        COMMON STOCK         REAL ESTATE
                          EQUITY FUND              FUND           SECURITIES FUND
  Aggregate gross
  unrealized
  appreciation        $16,931,739             $4,460,923           $2,498,512
  Aggregate gross
  unrealized
  depreciation         (9,557,870)              (331,987)          (2,237,377)
  Net unrealized
  appreciation
  (depreciation)       $7,373,869             $4,128,936             $261,135
  Aggregate cost of
  securities for
  federal income
  tax purposes       $104,057,962            $37,303,293          $41,609,765

                                        117







        BALANCED ASSETS      CAPITAL GROWTH  INTERNATIONAL   PACIFIC RIM EMERGING
              FUND              BOND FUND         FUND              MARKETS
       $9,161,545            $7,604,752         $      ---        $      ---
       11,406,168            11,069,150                ---               ---
       30,182,314                   ---          6,311,557         4,899,256
      $50,750,027           $18,673,902          6,311,557        $4,899,256


      $13,367,460            $9,090,899         $      ---        $      ---
        2,435,745             5,905,916                ---               ---
       26,635,222                   ---          2,261,271         1,322,581
      $42,438,427           $14,996,815         $2,261,271        $1,322,581


        BALANCED ASSETS      CAPITAL GROWTH  INTERNATIONAL   PACIFIC RIM EMERGING
              FUND              BOND FUND         FUND           MARKETS FUND
       $6,459,587            $1,389,730           $811,937          $424,488

         (561,025)             (256,086)          (732,669)         (671,513)
       $5,898,562            $1,133,644            $79,268         ($247,025)

      $78,955,432           $37,284,361        $12,275,713        $9,328,518

              Notes to Financial Statements, June 30, 1995 (continued)

  5. CAPITAL STOCK AND DISTRIBUTIONS

  At June 30, 1995 there were 1,000,000,000 shares of $0.01 par value common stock authorized.

                         EMERGING GROWTH                   COMMON STOCK
                           EQUITY FUND                         FUND
                 Six Months Ended  Year Ended     Six Months Ended   Year Ended
                    June. 30/95    Dec. 31/94        June. 30/95     Dec. 31/94
                    (Unaudited)                      (Unaudited)
  Shares sold        1,093,575        2,635,224         612,736         1,257,276
  Shares issued to
   shareholder in
   reinvestment of
   dividends               ---           19,037             ---           124,906
  Total issued       1,093,575        2,654,261         612,736         1,382,182
  Shares reacquired   (305,324)        (276,202)       (130,776)         (250,842)

  Net increase         788,251        2,378,059         481,960         1,131,340

                          CAPITAL GROWTH                   MONEY-MARKET
                            BOND FUND                          FUND
                 Six Months Ended  Year Ended     Six Months Ended   Year Ended
                    June. 30/95    Dec. 31/94        June. 30/95     Dec. 31/94
                    (Unaudited)                      (Unaudited)
  Shares sold          529,950        1,035,750       1,645,436         2,666,868
  Shares issued to
   shareholder in
   reinvestment of
   dividends               ---          244,349             ---            75,920
  Total issued         529,950        1,280,099       1,645,436         2,742,788
  Shares reacquired   (318,342)      (1,586,192)       (863,230)       (1,721,462)

  Net increase         211,608         (306,093)        782,206         1,021,326

  During 1995, The Manufacturers Life Insurance Company of America made the withdrawal of $2,000,000 of its investment and accumulated earnings from Capital Growth Bond Fund. At June 30, 1995 the total value of The Manufacturers Life Insurance Company of America's investments and accumulated earnings were: Capital Growth Bond Fund $8,322,390; International Fund $10,137,979 and Pacific Rim Emerging Markets Fund $6,805,829.

               REAL ESTATE                                 BALANCED ASSETS
             SECURITIES FUND                                    FUND
      Six Months Ended Year Ended               Six Months Ended     Year Ended
        June. 30/95    Dec. 31/94                  June. 30/95       Dec. 31/94
        (Unaudited)                                (Unaudited)

           414,045       1,558,907                     890,938         2,170,644


               ---          65,711                         ---           291,143
           414,045       1,624,618                     890,938         2,461,787
          (304,078)       (147,295)                   (415,133)         (866,562)

           109,967       1,477,323                     475,805         1,595,225



              INTERNATIONAL                                  PACIFIC RIM
                   FUND                                 EMERGING MARKETS FUND
      Six Months Ended *Year Ended              Six Months Ended    *Year Ended
         June 30/95    Dec. 31/94                  June. 30/95       Dec. 31/94
        (Unaudited)                                (Unaudited)

           364,195       1,148,011                     273,082           814,513


               ---           2,981                         ---             2,900
           364,195       1,150,992                     273,082           817,413
           (16,913)         (1,039)                    (28,123)           (3,418)

           347,282       1,149,953                     244,959           813,995


  *Inception date October 4, 1994

              Notes to Financial Statements, June 30, 1995 (continued)
                                     Unaudited

  6. Industry Disclosure
  As June 30, 1995 the International Fund and Pacific Rim
  Emerging Markets Fund portfolio diversification was as follows:

     Industry                International Fund     Pacific Rim
                                                     Emerging
                                                   Markets Fund

  Basic Industries               12.02%                22.31%
  Capital Goods                   8.71%                 6.24%
  Conglomerates                   6.24%                 7.63%
  Consumer goods                 17.43%                 5.58%
  Consumer Services               3.28%                 3.59%
  Finance                        17.83%                19.51%
  General Business                3.67%                 7.76%
  Real Estate                     2.44%                 5.15%
  Repurchase Agreements          18.50%                12.61%
  Technology                      1.79%                 1.50%
  Utilities                       8.09%                 8.12%
  Total                         100.00%               100.00%

  7. Foreign Exchange Contracts
  The International and Pacific Rim Emerging Markets Fund will, from time to time, enter into foreign currency exchange contracts. There are costs and risks associated with such currency transactions. No type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's foreign securities nor will prevent loss if the prices of such securities should decline. No future or forward foreign exchange contracts were held by the fund at June 30, 1995.

      Notes to Financial Statements, June 30, 1995 (continued)
                             Unaudited

  8. INVESTMENT ADVISORY FEE AND OTHER
  TRANSACTIONS WITH AFFILIATES
  MSFI has an Investment Advisory Agreement with Manufacturers Adviser Corporation ("the Adviser"), a wholly-owned subsidiary of Manulife Holding Corporation ("MHC"), a Delaware corporation, which in turn is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan ("MLIM"). MLIM is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

  The Adviser is responsible for the management of MSFI's Funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of MSFI. For such services, the Adviser receives daily compensation at the annual rate of .50% from the Emerging Growth Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund and the Money - Market Fund.

  For the International Fund and Pacific Rim Emerging Markets Fund, the Adviser receives the following for investment management: i) .85% of the average daily value of the aggregate net assets of each Fund on the first $100 million and ii) .70% of the average daily value of the aggregate net assets of each Fund in excess of $100 million. In addition, the Funds will reimburse the Adviser for general expenses necessary to the operation of the funds at the rate of i) up to .50% of the daily net assets of the portfolio for the International Fund and ii) up to .65% of the daily net assets of the portfolio for the Pacific Rim Emerging Markets Fund.

  Certain officers and/or directors of MSFI are officers and/or directors of the Adviser, MHC, MLIM, and Manulife Financial, however, there are no common directors of MSFI and the Adviser.

  9. Financial Highlights
  Selected data for a share of capital stock outstanding for the periods indicated.

                                              EMERGING GROWTH EQUITY FUND
                               Six Months Ended Year Ended  Year Ended  Year Ended
                                  June. 30/95   Dec. 31/94  Dec. 31/93  Dec. 31/92
                                  (Unaudited)
  Net asset value
  beginning of period                   $18.55     $19.42    $17.76     $16.18

  Income from investment operations:
  Net investment income                   0.02       0.01     (0.01)     (0.02)
  Net realized and unrealized gain or
  (loss) on investments                   2.03      (0.81)     4.16       3.51
  Total from investment operations        2.05      (0.80)     4.15       3.49

  Dividend Distributions:
  Net investment income                   0.00       0.00       ---        ---
  Net realized gain                       0.00      (0.07)    (2.49)     (1.91)
  Total dividend distributions            0.00      (0.07)    (2.49)     (1.91)

  Net asset value end of period         $20.60     $18.55    $19.42     $17.76

  Net assets end of period (in 000's) $124,362    $97,379   $55,767    $18,504

  Aggregate return on share outstanding
   during entire period                 11.04%      (4.10)%  23.89%     21.82%

  Significant ratios:
  Portfolio turnover                 102.10 %*     69.40%    92.95%    126.62%

  Ratio of expenses to average
   net assets                           0.50%*      0.50%     0.50%      0.50%

  Ratio of net investment income to
   average net assets                   0.24%*      0.07%     (0.04)%    (0.14)%

  Ratio of net investment income and
  realized and unrealized gain(loss)
  to average net assets               20.17 %*      (3.02)%  23.61%     23.82%

  * Annualized

  9. Financial Highlights (continued)
  Selected data for a share of capital stock outstanding for the periods indicated.

                      EMERGING GROWTH EQUITY FUND (CONTINUED)

                                                        Year Ended
                                                        Dec. 31/91
  Net asset value
  beginning of period                                       $9.95

  Income from investment operations:
  Net investment income                                       ---
  Net realized and unrealized gain or
  (loss) on investments                                      7.08
  Total from investment operations                           7.08

  Dividend Distributions:
  Net investment income                                       ---
  Net realized gain                                         (0.85)
  Total dividend distributions                              (0.85)

  Net asset value end of period                            $16.18

  Net assets end of period (in 000's)                      $9,822

  Aggregate return on share outstanding
   during entire period                                    71.34%

  Significant ratios:
  Portfolio turnover                                       87.63%

  Ratio of expenses to average
   net assets                                               0.50%

  Ratio of net investment income to
   average net assets                                       0.02%

  Ratio of net investment income and
  realized and unrealized gain(loss)
  to average net assets                                    50.44%

  * Annualized

  Notes to Financial Statements, June 30, 1995 (continued)

  9. Financial Highlights (continued)
  Selected data for a share of capital stock outstanding for the periods indicated.

                                                   COMMON STOCK FUND
                               Six Months Ended Year Ended  Year Ended  Year Ended
                                  June. 30/95   Dec. 31/94  Dec. 31/93  Dec. 31/92
                                  (Unaudited)
  Net asset value
  beginning of period                   $13.36     $14.68    $13.73     $13.33

  Income from investment operations:
  Net investment income                   0.12       0.20      0.19       0.18
  Net realized and unrealized gain or
  (loss) on investments                   1.44      (0.81)     1.64       0.61
  Total from investment operations        1.56      (0.61)     1.83       0.79

  Dividend Distributions:
  Net investment income                   0.00      (0.20)    (0.19)     (0.18)
  Net realized gain                       0.00      (0.51)    (0.69)     (0.21)
  Total dividend distributions            0.00      (0.71)    (0.88)     (0.39)

  Net asset value end of period         $14.92     $13.36    $14.68     $13.73

  Net assets end of period (in 000's)  $46,065    $34,829   $21,651     $9,708

  Aggregate return on share outstanding
   during entire period                 11.63%      (4.19)%  13.39%      6.07%

  Significant ratios :
  Portfolio turnover                  126.16%*     84.78%    88.23%     47.60%

  Ratio of expenses to average
   net assets                           0.50%*      0.50%     0.50%      0.50%

  Ratio of net investment income to
   average net assets                   1.78%*      1.53%     1.39%      1.51%

  Ratio of net investment income and
  realized and unrealized gain(loss)
  to average net assets                21.72%*      (4.49)%  11.50%      7.94%

  * Annualized

  9. Financial Highlights (continued)
  Selected data for a share of capital stock outstanding for the periods indicated.

                           COMMON STOCK FUND (CONTINUED)

                                                        Year Ended
                                                        Dec. 31/91
  Net asset value
  beginning of period                                      $10.48

  Income from investment operations:
  Net investment income                                      0.21
  Net realized and unrealized gain or
  (loss) on investments                                      2.94
  Total from investment operations                           3.15

  Dividend Distributions:
  Net investment income                                     (0.21)
  Net realized gain                                         (0.09)
  Total dividend distributions                              (0.30)

  Net asset value end of period                            $13.33

  Net assets end of period (in 000's)                      $5,480

  Aggregate return on share outstanding
   during entire period                                    30.18%

  Significant ratios:
  Portfolio turnover                                       53.01%

  Ratio of expenses to average
   net assets                                                0.50

  Ratio of net investment income to
   average net assets                                       1.78%

  Ratio of net investment income and
  realized and unrealized gain(loss)
  to average net assets                                    25.41%

  * Annualized

                            REAL ESTATE SECURITIES FUND
  Six Months Ended  Year Ended   Year Ended     Year Ended       Year Ended
   June. 30/95      Dec. 31/94   Dec. 31/93     Dec. 31/92       Dec. 31/91
   (Unaudited)
      $13.34           $14.07       $12.75         $10.92          $8.16

        0.32             0.55         0.47           0.45           0.53

        0.46            (0.93)        2.38           1.83           2.76
        0.78            (0.38)        2.85           2.28           3.29


        0.00            (0.27)       (0.47)         (0.45)         (0.53)
        0.00            (0.08)       (1.06)           ---            ---
        0.00            (0.35)       (1.53)         (0.45)         (0.53)

      $14.12           $13.34       $14.07         $12.75         $10.92

     $46,613          $42,571      $24,106         $7,273         $4,120


       5.85%            (2.76)%     22.61%         21.29%         41.10%


     30.20%*           35.60%      143.00%         70.71%         40.29%


      0.50%*            0.50%        0.50%          0.50%          0.50%


      4.99%*            4.26%        3.93%          4.13%          5.40%


     11.88%*            (4.48)%     15.23%         20.29%         33.48%

              Notes to Financial Statements, June 30, 1995 (continued)

  9. Financial Highlights (continued)
  Selected data for a share of capital stock outstanding for the periods indicated.

                                                 BALANCED ASSETS FUND
                               Six Months Ended Year Ended  Year Ended  Year Ended
                                  June. 30/95   Dec. 31/94  Dec. 31/93  Dec. 31/92
                                  (Unaudited)

  Net asset value
  beginning of period                  $13.77     $15.18    $14.52     $14.51

  Income from investment operations:
  Net investment income                  0.26       0.48      0.44       0.51
  Net realized and unrealized gain or
  (loss) on investments                  1.39      (1.11)     1.29       0.37
  Total from investment operations       1.65      (0.63)     1.73       0.88

  Dividend Distributions:
  Net investment income                  0.00      (0.48)    (0.44)     (0.51)
  Net realized gain                      0.00      (0.30)    (0.63)     (0.36)
  Total dividend distributions           0.00      (0.78)    (1.07)     (0.87)

  Net asset value end of period        $15.42     $13.77    $15.18     $14.52

  Net assets end of period (in 000's) $90,975    $74,737   $58,156    $27,733

  Aggregate return on share outstanding
   during entire period                11.92%      (4.15)%   11.99      6.21%

  Significant ratios :
  Portfolio turnover                 112.04%*     86.42%    96.62%     75.83%

  Ratio of expenses to average
   net assets                          0.50%*      0.50%     0.50%      0.50%

  Ratio of net investment income to
   average net assets                  3.65%*      3.37%     3.08%      3.75%

  Ratio of net investment income and
  realized and unrealized gain(loss)
  to average net assets               22.21%*      (4.11)%  10.09%      6.99%

  *Annualized

  9. Financial Highlights (continued)
  Selected data for a share of capital stock outstanding for the periods indicated.

                          BALANCED ASSETS FUND (CONTINUED)

                                                        Year Ended
                                                        Dec. 31/91
  Net asset value
  beginning of period                                      $12.35

  Income from investment operations:
  Net investment income                                      0.60
  Net realized and unrealized gain or
  (loss) on investments                                      2.22
  Total from investment operations                           2.82

  Dividend Distributions:
  Net investment income                                     (0.60)
  Net realized gain                                         (0.06)
  Total dividend distributions                              (0.66)

  Net asset value end of period                            $14.51

  Net assets end of period (in 000's)                     $18,515

  Aggregate return on share outstanding
   during entire period                                    23.36%

  Significant ratios:
  Portfolio turnover                                       41.95%

  Ratio of expenses to average
   net assets                                               0.50%

  Ratio of net investment income to
   average net assets                                       4.52%

  Ratio of net investment income and
  realized and unrealized gain(loss)
  to average net assets                                    20.84%

  * Annualized

                              CAPITAL GROWTH BOND FUND
  Six Months Ended  Year Ended   Year Ended     Year Ended       Year Ended
   June. 30/95      Dec. 31/94   Dec. 31/93     Dec. 31/92       Dec. 31/91
   (Unaudited)
      $10.10           $11.33       $11.12         $11.47         $10.62

        0.35             0.72         0.65           0.77           0.83

        0.91            (1.22)        0.51          (0.11)          0.85
        1.26            (0.50)        1.16           0.66           1.68


        0.00            (0.72)       (0.65)         (0.78)         (0.83)
        0.00            (0.01)       (0.30)         (0.23)           ---
        0.00            (0.73)       (0.95)         (1.01)         (0.83)

      $11.36           $10.10       $11.33         $11.12         $11.47

     $40,226          $33,618      $41,183        $30,695        $29,326


      12.50%            (4.49)%     10.56%          5.89%         16.38%


     86.30%*           79.04%       94.75%        153.05%         19.60%


      0.50%*            0.50%        0.50%          0.50%          0.50%


      6.48%*            6.29%        5.69%          6.76%          7.54%


     23.30%*            (5.23)%      9.28%          5.78%        15.35 %

  Notes to Financial Statements, June 30, 1995 (continued)

  9. Financial Highlights (continued)
  Selected data for a share of capital stock outstanding for the periods indicated.

                                                   MONEY-MARKET FUND
                               Six Months Ended Year Ended  Year Ended  Year Ended
                                  June. 30/95   Dec. 31/94  Dec. 31/93  Dec. 31/92
                                  (Unaudited)

  Net asset value
  beginning of period                  $10.26     $10.23    $10.22     $10.21

  Income from investment operations:
  Net investment income                  0.29       0.39      0.27       0.34
  Net realized and unrealized loss
   on investments and foreign currency
   transactions and translation           ---        ---       ---        ---
  Total from investment operations       0.29       0.39      0.27       0.34

  Dividend Distributions:
  Net investment income                  0.00      (0.36)    (0.26)     (0.33)
  Net realized gain                      0.00        ---       ---        ---
  Total dividend distributions           0.00      (0.36)    (0.26)     (0.33)

  Net asset value end of period        $10.55     $10.26    $10.23     $10.22

  Net assets end of period (in 000's) $33,330    $24,384   $13,860    $10,825

  Aggregate return on share outstanding
   during entire period                 2.84%      3.89%     2.73%      3.40%

  Significant ratios :
  Portfolio turnover                     None       None      None       None

  Ratio of expenses to average
   net assets                          0.50%*      0.50%     0.50%      0.50%

  Ratio of net investment income to
   average net assets                  5.44%*      3.84%     2.67%      3.25%

  Ratio of net investment income and
  realized and unrealized gain(loss)
  to average net assets               5.44% *      3.84%     2.67%      3.25%

  * Annualized

  9. Financial Highlights (continued)
  Selected data for a share of capital stock outstanding for the periods indicated.

                           MONEY-MARKET FUND (CONTINUED)

                                                        Year Ended
                                                        Dec. 31/91
  Net asset value
  beginning of period                                      $10.21

  Income from investment operations:
  Net investment income                                      0.57
  Net realized and unrealized loss on investments
  and foreign currency transactions and translation           ---
  Total from investment operations                           0.57

  Dividend Distributions:
  Net investment income                                     (0.57)
  Net realized gain                                           ---
  Total dividend distributions                              (0.57)

  Net asset value end of period                            $10.21

  Net assets end of period (in 000's)                      $8,615

  Aggregate return on share outstanding
   during entire period                                     5.60%

  Significant ratios :
  Portfolio turnover                                         None

  Ratio of expenses to average
   net assets                                               0.50%

  Ratio of net investment income to
   average net assets                                       5.45%

  Ratio of net investment income and
  realized and unrealized gain(loss)
  to average net assets                                     5.45%

  * Annualized

              INTERNATIONAL FUND                PACIFIC RIM EMERGING MARKETS FUND

       Six Months Ended  +Period Ended         Six Months Ended    +Period Ended
          June. 30/95     Dec. 31/94              June. 30/95        Dec. 31/94
          (Unaudited)                             (Unaudited)
             $9.82         $10.00                   $9.41              $10.00


              0.08           0.02                    0.06                0.04

              0.21          (0.18)                   0.22               (0.59)
              0.29          (0.16)                   0.28               (0.55)


              0.00          (0.02)                   0.00               (0.04)
              0.00           0.00                    0.00                0.00
              0.00          (0.02)                   0.00               (0.04)

            $10.11          $9.82                   $9.69               $9.41

           $15,139        $11,290                 $10,259              $7,657


             2.96%          (1.54)%                 3.03%               (5.63)%


           41.88%*         0.00%*                 34.90%*              0.00%*


            1.35%*         1.35%*                   1.50%              1.50%*


            1.76%*         1.31%*                  1.48%*              1.84%*


           6.40 %*          (6.28)%*               7.31%*              (23.41)%*

  +Inception Date October 04, 1994

                    Emerging Growth Equity Fund
          Statement of Investments as of December 31, 1994

  Common Stock                                Shares        Value
                                                         (Note 2)


  Biotechnology                    2.1%
  * Alliance Pharmaceutical Corp.            203,500   $1,221,000
  * Liposome Inc.                            103,000      862,625
                                                        2,083,625

  Broadcasters                     9.8%
  * ACS Enterprises Inc.                     249,400    2,182,250
  * CAI Wireless Systems Inc.                198,400    1,463,200
  * Heartland Wireless Commun. Inc.          199,000    2,537,250
  * Peoples Choice TV Corp.                   95,700    1,507,275
  * Preferred Entertainment Inc.              63,700      700,700
  * Valuevision International Inc.           243,500    1,156,625
                                                        9,547,300

  Communications                   4.7%
  Equipment
  *  A Plus Communications Inc.              177,000    2,389,500
  *  Arch Communications Group Inc.          122,000    2,150,250
                                                        4,539,750

  Computer Hardware                4.9%
  * Megahertz Corp.                           58,000      819,250
  * U.S. Robotics Inc.                        48,000    2,076,000
  * Xircom Inc.                              107,700    1,911,675
                                                        4,806,925

  Drugs                            1.2%
  * CIMA Labs Inc.                           116,100    1,190,025


  Electric Utilities               1.9%
  * Kenetech Corp.                           129,700    1,864,438



     *Non Income Producing Securities
     See Accompanying Notes


  Common Stock                                Shares        Value
                                                         (Note 2)


  Electronics                      4.6%
  * Adaptec Inc.                              97,600   $2,305,800
  * S3 Inc.                                  136,900    2,156,175
                                                        4,461,975

  Entertainment                    5.4%
  * Boomtown Inc.                            146,000    2,299,500
  * Cannondale Corp.                         111,200    1,139,800
  * Lodgenet Entertainment Corp.             234,900    1,776,431
                                                        5,215,731


  Finance: Healthcare              6.4%
  * Coventry Corp.                            94,100    2,305,450
  * Health Mgmt. Systems Inc.                 48,300    1,605,975
  * Wellpoint Health Networks Inc.            80,400    2,341,650
                                                        6,253,075

  Finance: Insurance               2.1%
  *  Philadelphia Consolidated
     Holding Corp.                           164,800    2,018,800


  Hospital Management             19.9%
  *  Arbor Health Care Company               125,200    2,566,600
  *  Coastal Healthcare Group Inc.            79,200    2,168,100
  *  Healthsouth Rehabilitation               53,000    1,961,000
  *  Inphynet Medical Mgmt Inc.              198,300    2,478,750
  *  Integrated Health Services Inc.          62,200    2,456,900
  *  Mariner Health Group Inc.               118,800    2,569,050
  *  Quantum Health Residence Inc             80,600    2,317,250
  *  Renal Treatment Centers Inc.            132,100    2,873,175
                                                       19,390,825



  Common Stock                                Shares        Value
                                                         (Note 2)



  Hospital Supplies               15.0%
  * American Medical Response                 95,500   $2,757,562
  * Healthdyne Technologies Inc.             136,800    1,385,100
  * Heart Technology Inc.                     86,600    1,732,000
  * Pyxis Corp.                              117,700    2,236,300
  * Steris Corp.                              38,800    1,455,000
  * Target Therapeutics Inc.                  76,000    2,147,000
  * Ventritex Inc.                           108,600    2,932,200
                                                       14,645,162


  Household Products               1.3%
  * Quaker Fabric Corp.                      100,000    1,275,000


  Machinery                        1.4%
     Huntco Inc.                              60,600    1,333,200


  Retail                           4.0%
  * Gymboree Corp.                            57,800    1,661,750
  * Petsmart Inc.                             66,100    2,280,450
                                                        3,942,200


  Software                         1.0%
  *  Minnesota Educational
     Computing Corp.                          59,100      930,825


  Telephone                        4.4%
  * Centennial Cellular Corp.                133,400    2,267,800
  * International Cabletel Inc.               71,400    1,981,350
                                                        4,249,150

  Total Common Stock              90.1%                87,748,006



  Short Term Investments                 Face Amount        Value
                                                         (Note 2)


  U.S. Government Agencies         7.7%
     Federal Home Loan Bank 5.930%
     due 01/17/1995                          380,000     $378,999
     Federal Home Loan Mortgage 5.290%
     due 01/03/1995                          990,000      989,709
     Federal Home Loan Mortgage 5.870%
     due 01/09/1995                        2,350,000    2,346,934
     Federal Home Loan Mortgage 5.920%
     due 01/09/1995                          400,000      399,474
     Federal Home Loan Mortgage 6.110%
     due 03/24/1995                          800,000      788,866
     Federal Home Loan Mortgage 6.100%
     due 03/29/1995                          600,000      591,155
     Federal National Mortgage Assoc. 5.320%
     due 01/11/1995                        1,000,000      998,522
     Federal National Mortgage Assoc. 5.250%
     due 02/03/1995                        1,000,000      995,187
                                                        7,488,846

  Canadian Government              2.8%
  Agencies
     Export Development Corp. 6.000%
     due 01/06/1995                        1,500,000    1,498,750
     Government of Canada 6.000%
     due 01/18/1995                        1,250,000    1,246,459
                                                        2,745,209

  Personal Credit Institutions     0.7%
     General Electric Capital Corp. 6.050%
     due 01/12/1995                          700,000      698,706

  Total Short Term Investment     11.2%                10,932,761

  Total Investments              101.3%                98,680,767

  Other Assets Less Liabilities  (1.3%)               (1,301,351)

  Net Assets-Equivalent to $18.55 Per Share
  Based on 5,249,329 Shares of Capital
  Stock Outstanding.             100.0%               $97,379,416

                         COMMON STOCK FUND
          STATEMENT OF INVESTMENTS AS OF DECEMBER 31, 1994

  Common Stock                                Shares        Value
                                                         (Note 2)

  Aerospace                        1.1%
     United Technologies Corp.                 6,000     $377,250

  Auto/Auto Related                2.8%
     General Motors Corp.                      8,000      308,000
     Goodyear Tire & Rubber                   20,200      679,225
                                                          987,225
  Banks                            4.3%
     Bank Of Boston Corp.                     24,700      639,113
     BankAmerica Corp.                         4,800      189,600
  *  Citicorp                                 16,000      662,000
                                                        1,490,713
  Beverages                        2.0%
     Coca Cola Co.                            12,700      654,050
  *  Pepsico Inc.                              1,000       36,250
                                                          690,300
  Biotechnology                    1.8%
  * Biogen Inc.                                8,400      350,700
  * Centocor Inc.                             16,100      260,000
                                                          610,700
  Broadcasters                     3.4%
     Grupo Television SA                      16,800      533,400
  *  Tele-Communications Inc.                 30,500      663,375
                                                        1,196,775
  Building                         1.7%
  * USG Corp.                                 30,000      585,000

  Chemicals & Fertilizers          5.7%
     Air Products & Chemicals Inc.            15,300      682,763
     Dow Chemical Co.                          9,700      652,325
     PPG Industries Inc.                      17,300      642,262
                                                        1,977,350
  Communications Equipment         2.1%
  * Paging Network Inc.                       21,100      717,400

     +American Depository Receipts
     *Non Income Producing Securities
     See Accompanying Notes






                                139







  Common Stock                                Shares        Value
                                                         (Note 2)
  Computer Hardware                4.0%
  *  Compaq Computer Corp.                    17,500     $691,250
     International Business Machines           9,700      712,950
                                                        1,404,200
  Drugs                            2.7%
     Johnson & Johnson                         6,300      344,925
  *  Scherer R P Corp.                        12,800      580,800
                                                          925,725
  Electrical Equipment             1.1%
  * General Electric Co.                       7,400      377,400

  Electronics                      1.8%
  * 3COM Corp.                                12,400      639,375

  Energy                           8.7%
     Amerada Hess Corp.                        5,700      260,063
     Atlantic Richfield Co.                    6,300      641,025
     Mobil Corp.                               8,100      682,425
     Schlumberger Ltd.                        13,600      685,100
  + YPF Sociedad Anonima                      34,000      743,850
                                                        3,012,463
  Engineering & Construction       0.9%
  * Fluor Corp.                                7,300      314,812

  Finance: Consumer & Other        4.9%
     Federal National Mortgage Assoc.          9,700      706,887
     First USA Inc.                           20,100      660,787
     MBNA Corp.                               14,600      341,275
                                                        1,708,949
  Finance: Insurance               1.9%
     American International Group Inc.         6,700      656,600

  Foods                            0.5%
     Kellogg Co.                               3,000      174,375

  Hospital Management              3.6%
  *  Beverly Enterprises Inc.                 40,400      580,750
     Columbia HCA Healthcare Corp.            18,800      686,200
                                                        1,266,950
  Household Products               1.7%
     Proctor & Gamble Co.                      9,800      607,600


  Common Stock                                Shares        Value
                                                         (Note 2)
  Metals & Minerals                5.3%
     Aluminum Company of America               6,100     $528,413
     Freeport McMoran Copper & Gold           28,400      603,500
     Nucor Corp.                              12,900      715,950
                                                        1,847,863
  Natural Gas Pipelines            2.0%
     Coastal Corp.                            26,900      692,675

  Office Equipment                 2.1%
  * Xerox Corp.                                7,500      742,500

  Paper and Forest Products        3.7%
     Georgia Pacific Corp.                     6,400      457,600
     International Paper Co.                   9,400      708,525
  *  Kimberly Clark Corp.                      2,700      136,350
                                                        1,302,475
  Retail                           7.0%
  *  Federated Department Stores Inc.         26,600      512,050
     Home Depot Inc,                          15,300      703,800
     Sears Roebuck & Co.                      13,200      607,200
     Wal Mart Stores Inc.                     28,500      605,625
                                                        2,428,675
  Software                         1.9%
  * Sybase Inc.                               12,600      655,200

  Telephone                        7.2%
  * Airtouch Communications Inc.              23,100      672,788

  + Compania De Telefonos Chile SA             7,300      574,875
     MCI Communications Corp.                 37,100      681,712
  +  Telfonos de Mexico SA                    14,300      586,300
                                                        2,515,675

  Tobacco                          1.8%
     Philip Morris Companies Inc.             10,900      626,750

  Transportation                   2.1%
  * Southern Pacific Rail Corp.               41,000      743,125


  Total Common Stock              89.8%                31,276,100


  Short Term Investments                 Face Amount        Value
                                                         (Note 2)


  U.S. Government Agencies        10.0%

     Federal Home Loan Mortgage 5.870%
     due 01/09/1995                          450,000     $449,340
     Federal Home Loan Mortgage 5.920%
     due 01/09/1995                          500,000      499,260
     Federal Home Loan Mortgage 5.650%
     due 01/23/1995                          115,000      114,585
     Federal Home Loan Mortgage 5.900%
     due 01/23/1995                          280,000      278,945
     Federal Home Loan Mortgage 5.220%
     due 01/27/1995                          403,000      401,422
     Federal Loan Mortgage 5.650%
     due 02/02/1995                          360,000      358,135
     Federal Natl. Mortgage Assoc 5.900%
     due 01/03/1995                          595,000      594,707
     Federal Natl. Mortgage Assoc. 5.930%
     due 01/04/1995                          150,000      149,901
     FederaL Natl. Mortgage Assoc. 5.320%
     due 01/11/1995                          630,000      628,976
                                                        3,475,271

     Personal Credit Institutions  1.3%
     General Electric Capital Corp. 6.050%
     due 01/12/1995                          450,000      449,093


  Total Short Term Investment     11.3%                 3,924,364

  Total Investments              101.1%                35,200,464

  Other Assets Less
  Liabilities                    (1.1%)                 (371,944)

     Net Assets - Equivalent to $13.36 Per Share
     Based on 2,606,341 Shares of Capital Stock
     Outstanding.                100.0%               $34,828,520








                                142






                    Real Estate Securities Fund
          Statement of Investments as of December 31, 1994


  Common Stock                                Shares        Value
                                                         (Note 2)
  Building                        24.3%
     Coachmen Industries Inc.                113,700   $1,748,137
     Continental Homes Holding Corp.         113,000    1,313,625
     Engle Homes Inc.                        132,000      998,250
     Pulte Corp.                              81,000    1,863,000
  *  Schottenstein Homes Inc.                133,500      934,500
  *  Sundance Home Inc.                       54,500      144,766
  *  U.S. Home Corp.                          99,000    1,596,375
     Del Webb Corp.                           99,000    1,744,875
                                                       10,343,528

  Finance - Real Estate           62.2%
     Avalon Properties Inc.                   83,000    1,909,000
     Bay Apartment Community Inc.             86,400    1,738,800
  *  Catellus Development Corp.              229,000    1,345,375
     Columbus Realty Trust                    85,000    1,572,500
     Developers Diversified Realty            57,500    1,796,875
     Equity Inns Inc.                        130,000    1,430,000
     Equity Residential Properties Trust      51,000    1,530,000
     Federal Realty Investment Trust          10,800      222,750
     Health Care Property Investment Inc.     53,300    1,605,663
     Home Properties N Y Inc.                 83,000    1,628,875
     Horizon Outlet Centers Inc.              71,500    1,867,937
     Manufactured Home Community Inc.         84,600    1,681,425
     Meditrust                                53,600    1,621,400
     Nationwide Health Properties Inc.        44,600    1,594,450
     Oasis Residential Inc.                   74,000    1,813,000
     RFS Hotel Investments Inc.               92,000    1,345,500
     Sun Communities Inc.                     73,000    1,642,500
     Winston Hotels Inc.                      15,000      150,000
                                                       26,496,050

  Lodging & Restaurants            3.5%
  * Host Marriott Corporation                154,900    1,490,912

  Total Common Stock              90.0%                38,330,490

  *Non Income Producing Securities
  See Accompanying Notes


  Short Term Investments                 Face Amount        Value
                                                         (Note 2)

  U.S. Government Agencies         8.4%
     Federal Home Loan Bank 5.930%
     due 01/17/1995                          100,000      $99,736
     Federal Home Loan Bank 5.940%
     due 01/17/1995                          250,000      249,340
     Federal Home Loan Mortgage 5.870%
     due 01/09/1995                          900,000      898,826
     Federal Home Loan Mortgage 5.220%
     due 01/27/1995                          150,000      149,435
     Federal Home Loan Mortgage 5.650%
     due 02/02/1995                          200,000      198,995
     Federal Home Loan Mortgage 6.100%
     due 03/29/1995                          200,000      197,052
     Federal National Mortgage Assoc. 5.900%
     due 01/03/1995                          500,000      499,836
     Federal National Mortgage Assoc. 5.320%
     due 01/11/1995                          790,000      788,833
     Federal National Mortgage Assoc. 5.220%
     due 01/03/1995                          500,000      498,260
                                                        3,580,313
  Investment Banker                0.4%
     Merrill Lynch & Co. Inc. 6.050%
     due 01/05/1995                          155,000      154,896

  Personal Credit Institutions     0.4%
     General Electric Capital Corp. 6.050%
     due 01/12/1995                          150,000      149,723


     Total Short Term              9.2%                 3,884,932
       Investments
     Total Investments            99.2%                42,215,422

     Other Assets Less
      Liabilities                  0.8%                   355,721

  Net Assets - Equivalent to
  $13.34 Per Share
  Based on 3,190,140 Shares
  of Capital Stock Outstanding.       100.0%          $42,571,143


                        Balanced Assets Fund
          Statement of Investments as of December 31, 1994

  Bonds                                  Face Amount        Value
                                                         (Note 2)


  U.S Government Obligations      19.5%
     United States Treasury Bonds 7.125%
     due 02/15/2023                        2,745,000   $2,497,950
     United States Treasury Bonds 6.250%
     due 08/15/2023                          405,000      329,253
     United States Treasury Bonds 7.500%
     due 11/15/2024                          360,000      344,362
     United States Treasury Notes 4.375%
     due 11/15/1996                          745,000      702,624
     United States Treasury Notes 6.500%
     due 05/15/1997                          260,000      252,808
     United States Treasury Notes 5.500%
     due 04/15/2000                          670,000      602,685
     United States Treasury Notes 8.000%
     due 05/15/2001                        2,270,000    2,287,729
     United States Treasury Notes 7.500%
     due 11/15/2001                          540,000      530,129
     United States Treasury Notes 7.500%
     due 05/15/2002                          945,000      927,574
     United States Treasury Notes 6.375%
     due 08/15/2002                          240,000      219,749
     United States Treasury Notes 6.250%
     due 02/15/2003                        1,375,000    1,243,509
     United States Treasury Notes 5.875%
     due 02/15/2004                        1,365,000    1,190,321
     United States Treasury Notes 7.250%
     due 05/15/2004                        3,160,000    3,034,579
     United States Treasury Strips
     due 11/15/2010                        1,500,000      428,535
  Total Government                                     14,591,807

  U.S. Government Agencies         1.3%
     Federal National Mortgage Assoc.
     5.330% due 06/26/1998                 1,000,000      994,470

  Total Government                20.8%                15,586,277


  Bonds (continued)                      Face Amount        Value
                                                         (Note 2)
  Banks                            6.3%
     Banks New York Inc. 6.625%
     due 06/15/2003                          500,000      441,175
     Chemical Bank New York 6.625%
     due 08/15/2005                          500,000      428,290
     Citicorp 7.125%
     due 06/01/2003                          500,000      454,675
     Fleet Financial Group Inc. 5.625%
     due 07/01/1995                          500,000      496,200
     MBNA Corp. 7.490%
     due 09/14/1999                        1,000,000      967,870


     See Accompanying Notes



  Bonds                                  Face Amount        Value
                                                         (Note 2)
  Banks (continued)
     Mellon Financial Co. 6.125%
     due 11/15/1995                          500,000     $493,905
     Nationsbank Corp. 4.750%
     due 08/15/1996                          500,000      475,700
     Norwest Corp. 6.650%
     due 10/15/2023                          500,000      393,030
     Republic New York Corp. 9.500%
     due 04/15/2014                          500,000      537,700
                                                        4,688,545
  Beverages                        0.5%
     Coca Cola Enterprises Inc. 6.750%
     due 09/15/2023                          500,000      402,930

  Business Credit Institutions     2.0%
     Avco Financial Services Inc. 7.500%
     due 11/15/1996                          500,000      494,725
     CIT Group Holdings Inc. 8.750%
     due 04/15/1998                          500,000      505,710
     Chrysler Financial Corp. 7.200%
     due 05/26/1998                          500,000      481,980
                                                        1,482,415
  Communications
  Equipment                       0. 7%
     GTE Corp. 8.750%
     due 11/01/2021                          500,000      489,865

  Electric Utilities               4.7%
     Carolina Power & Light Co. 6.875%
     due 10/01/1998                          500,000      469,350
     Commonwealth Edison Co. 8.125%
     due 06/01/2007                          725,000      664,513
     Kansas Gas & Electric Co. 7.600%
     due 12/15/2003                          500,000      471,750
     Northern Stations Power Co. 7.875%
     due 10/01/2001                        1,000,000      968,830
     Pacific Gas & Electric Co. 8.800%
     due 05/01/2024                          500,000      503,760
     Philadelphia Electric Co. 6.500%
     due 05/01/2003                          500,000      439,155
                                                        3,517,358
  Household Products               1.4%
     Proctor & Gamble-ESOP 9.360%
     due 01/01/2021                        1,000,000    1,078,800

  Paper & Forest Products          0.6%
     Georgia Pacific Corp. 8.125%

                                147






     due 06/15/2023                          500,000      442,960

                  Balanced Assets Fund (continued)
          Statement of Investments as of December 31, 1994


  Bonds                                  Face Amount        Value
                                                         (Note 2)


  Personal Credit Institutions         3.2%
     Associates Corp. North Amer. 6.125%
     due 02/01/1998                          500,000     $468,945
     Ford Motor Credit Corp. 6.375%
     due 04/15/2000                        1,000,000      911,200
     General Electric Capital Corp. 8.850%
     due 04/01/2005                          500,000      517,050
     Household Financial Corp. 7.750%
     due 06/01/1999                          500,000      488,155
                                                        2,385,350
  Telephone                            2.2%
     New Jersey Bell
     Telephone Co. 5.875%
     due 12/01/2006                          500,000      406,815
     New York Telephone Co. 7.000%
     due 12/01/2033                          500,000      402,960
     Pacific Bell 6.625%
     due 10/15/2034                          500,000      383,890
     Southwestern Bell Tel. Co. 7.000%
     due 07/01/2015                          500,000      432,880
                                                        1,626,545

  Total Corporate                      21.6%           16,114,768

  Total Bonds                          42.4%           31,701,045


  Common Stock                                Shares        Value
                                                         (Note 2)

  Aerospace                            0.6%
     United Technologies Corp.                 7,100      446,412

  Autos/Auto Related                   1.6%
     General Motors Corp.                     10,000      385,000
     Goodyear Tire and Rubber                 25,200      847,350
                                                        1,232,350
  Banks                                2.4%
     Bank of Boston Corp.                     27,500      711,563
     BankAmerica Corp.                         5,600      221,200
  *  Citicorp                                 20,000      827,500
                                                        1,760,263
  Beverage                             1.1%
     Coca cola Co.                            14,800      762,200
     Pepsico Inc.                              1,300       47,125
                                                          809,325
  Biotechnology                        1.0%
  * Biogen Inc.                               10,300      430,025
  * Centocor Inc.                             19,600      318,500
                                                          748,525
  +American Depository Receipts
  *Non Income Producing Securities
     See Accompanying Notes


  Common Stock                                Shares        Value
                                                         (Note 2)


  Broadcasters                     1.8%
     Grupo Television SA                      19,500      619,125
  *  Tele-Communications Inc.                 34,600      752,550
                                                        1,371,675

  Building                         0.9%
* USG Corp.
                                              36,100      703,950

  Chemicals & Fertilizers          3.2%
  Air Products & Chemicals Inc.               16,500      736,312
  Dow Chemical Co.                            11,900      800,275
  PPG Industries Inc.                         22,300      827,888
                                                        2,364,475

  Communications                   1.1%
  *  Paging Network Inc.                      25,000      850,000

  Computer Hardware                2.3%
  *  Compaq Computer Corp.                    20,700      817,650
  International Business Machines             11,900      874,650
                                                        1,692,300

  Drugs                            1.4%
  Johnson & Johnson                            7,700      421,575
  *  Scherer R P Corp.                        14,200      644,325
                                                        1,065,900

  Electrical Equipment             0.6%
  *  General Electric Co.                      9,500      484,500

  Electronics                      1.1%
  *  3COM Corp.                               15,500      799,219

  Energy                           4.7%
  Amerada Hess Corp.                           6,900      314,813
  Atlantic Richfield Co.                       8,100      824,175
  Mobil Corp.                                  9,500      800,375
  Schlumberger Ltd.                           16,100      811,037
+ YPF Sociedad Anonima                        35,800      765,225
                                                        3,515,625




                                151








  Common Stock                                Shares        Value
                                                         (Note 2)

  Engineering & Construction       0.5%
  *  Fluor Corp.                               8,200     $353,625

  Finance                          1.0%
  American International Group Inc.            7,200      705,600

  Finance:  Consumer & Other       2.8%
  First USA Inc.                              25,100      825,162
  Federal National Mortgage Assoc.            10,700      779,763
  MBNA Corp.                                  20,100      469,837
                                                        2,074,762



































                                152







  Common Stock                                         Shares             Value
                                                                        (Note 2)

  Foods                                0.3%
    Kellogg Co                                          4,000          $232,500

  Hospital Management                  2.1%
    Beverly Enterprises Inc.                           49,700           714,438
    Columbia/HCA Healthcare Corp.                      23,300           850,450
                                                                      1,564,888
  Household Products                   1.0%
    Proctor & Gamble Co.                               12,400           768,800

  Metals & Minerals                    3.0%
    Aluminum Company of America                         7,300           632,363
    Freeport McMoran Copper & Gold                     33,000           701,250
    Nucor Corp.                                        15,700           871,350
                                                                      2,204,963

  Natural Gas Pipelines                1.1%
    Coastal Corp.                                      31,800           818,850

  Office Equipment                     1.2%
  * Xerox Corp.                                         8,800           871,200

  Paper and Forest Products            2.2%
    Georgia Pacific Corp.                               8,300           593,450
    International Paper Co.                            12,000           904,500
  * Kimberly Clark Corp.                                3,300           166,650
                                                                      1,664,600
  Retail                               3.6%
  * Federated Department Stores Inc.                   33,700           648,725
    Home Depot Inc.                                    15,300           703,800
    Sears Roebuck & Co.                                15,700           722,200
    Wal-Mart Stores Inc.                               27,900           592,875
                                                                      2,667,600
  Software                             1.0%
  * Sybase Inc.                                        14,000           728,000

  Telephone                            4.0%
  * Airtouch Communications Inc.                       25,500           742,688
  + Compania De Telefonos Chile SA                      9,200           724,500
    MCI Communications Corp.                           44,900           825,037
  + Telefonos de Mexico SA                             17,300           709,300
                                                                      3,001,525

  Common Stock                                         Shares             Value
                                                                        (Note 2)
  Tobacco                                 1.0%
    Philip Morris Companies Inc.                       13,500          $776,250

  Transportation                          1.1%
  * Southern Pacific Rail Corp.                        46,500           842,812

  Total Common Stock                     49.7%                       37,120,494

  Short Term Investments                          Face Amount             Value
                                                                        (Note 2)
  U.S. Government Agencies                6.6%
   Federal Home Loan Bank 5.920%
    due 01/06/1995                                    220,000           219,783
   Federal Home Loan Bank 5.940%
    due 01/17/1995                                    220,000           219,383
   Federal Home Loan Mortgage 5.870%
    due 01/09/1995                                    690,000           688,987
   Federal Home Loan Mortgage 5.220%
    due 01/27/1995                                    400,000           398,434
   Federal Home Loan Mortgage 5.650%
    due 02/02/1995                                    360,000           358,136
   Federal Home Loan Mortgage 6.110%
    due 03/24/1995                                    570,000           561,970
   Federal Home Loan Mortgage 6.100%
    due 03/29/1995                                    380,000           374,334
   Federal National Mortgage Assoc. 5.900%
    due 01/03/1995                                    920,000           919,548
   Federal National Mortgage Assoc. 5.930%
    due 01/04/1995                                    240,000           239,842
   Federal National Mortgage Assoc. 5.320%
    due 01/11/1995                                  1,000,000           998,374
                                                                      4,978,791

  Personal Credit Institutions            1.0%
    Ford Motor Credit Corp.
    due 01/20/1995                                    740,000           737,574

  Total Short Term                        7.6%                        5,716,365

  Total Investments                      99.7%                       74,537,904


  Other Assets Less
  Liabilities                             0.3%                          198,839

  Net Assets - Equivalent to $13.77 Per Share
  Based on 5,425,697 Shares of Capital Stock

                                        154






  Outstanding.                          100.0%                      $74,736,743

                              Capital Growth Bond Fund
                  Statement of Investments as of December 31, 1994

  Bonds                                         Face Amount              Value
                                                                      (Note 2)

  U.S. Government Obligations           16.2%
    United States Treasury Bonds 7.500%
    due 11/15/2024                                  390,000           $373,058
    United States Treasury Notes 8.000%
    due 05/15/2001                                  220,000            221,718
    United States Treasury Notes 7.875%
    due 08/15/2001                                  625,000            626,269
    United States Treasury Notes 5.750%
    due 08/15/2003                                1,150,000            999,419
    United States Treasury Notes 7.250%
    due 05/15/2004                                1,995,000          1,915,819
    United States Treasury Strips
    due 11/15/2010                                4,600,000          1,314,173
  Total Government                                                   5,450,456

  Banks                                 16.3%
    Bank New York Inc. 6.625%
    due 06/15/2003                                1,000,000            882,350
    Chemical Bank New York 6.625%
    due 08/15/2005                                1,000,000            856,580
    Citicorp 7.125%
    due 06/01/2003                                1,000,000            909,350
    Nationsbank Corp. 4.750%
    due 08/15/1996                                1,000,000            951,400
    Norwest Corp. 6.650%
    due 10/15/2023                                1,000,000            786,060
    Republic New York Corp. 9.500%
    due 04/15/2014                                1,000,000          1,075,400
                                                                     5,461,140
  Beverages                              2.4%
    Coca Cola Enterprises Inc. 6.750%
    due 09/15/2023                                1,000,000            805,860

  Business Credit Institutions           8.8%

  Avco Financial Services Inc. 7.500%
  due 11/15/1996                                  1,000,000            989,450
  CIT Group Holdings Inc. 8.750%
  due 04/15/1998                                  1,000,000          1,011,420
  Chrysler Financial Corp. 7.200%
  due 05/26/1998                                  1,000,000            963,960
                                                                     2,964,830

  See Accompanying Notes

  Bonds                                         Face Amount              Value
                                                                      (Note 2)

  Communications Equipment               2.9%
    GTE Corp. 8.750%
    due 11/01/2021                                1,000,000           $979,730

  Electric Utilities                    14.2%
    Gulf States Utilities Co. 7.350%
    due 11/01/1998                                1,000,000            947,310
    Kansas Gas & Electric Co. 7.600%
    due 12/15/2003                                1,000,000            943,500
    Pacific Gas & Electric Co. 8.800%
    due 05/01/2024                                1,000,000          1,007,520
    Pennsylvania Power & Light Co. 7.625%
    due 02/01/2002                                1,000,000            963,130
    Philadelphia Electric Co. 7.125%
    due 09/01/2002                                1,000,000            916,640
                                                                     4,778,100

  Household Products                     3.2%
    Proctor & Gamble-ESOP 9.360%
    due 01/01/2021                                1,000,000          1,078,800

  Paper & Forest Products                2.6%
    Georgia Pacific Corp. 8.125%
    due 06/15/2023                                1,000,000            885,920

  Personal Credit Institutions 8.4%
    Associates Corp. North America 6.125%
    due 02/01/1998                                1,000,000            937,890
    Ford Motor Credit Co. 6.375%
    due 04/15/2000                                1,000,000            911,200
    Household Finance Corp. 7.750%
    due 06/01/1999                                1,000,000            976,310
                                                                     2,825,400


  Bonds                                         Face Amount              Value
                                                                      (Note 2)


  Telephone                             18.8%
    AT&T Corp. 5.125%
    due 04/01/2001                                1,000,000           $840,340
    Bellsouth Savings & Employee Stock
    Ownership Trust 9.190%
    due 07/01/2003                                  839,403            861,017
    Cincinnati Bell Telephone Co. 7.300%
    due 04/30/1996                                1,000,000            989,710
    New York Telephone Co. 7.000%
    due 12/01/2033                                1,000,000            805,920
    Pacific Telephone &
     Telegraph Co. 7.625%
    due 06/01/2009                                1,000,000            908,430
    Rochester Telephone Corp. 9.300%
    due 06/01/2004                                1,000,000          1,051,790
    Southwestern Bell Telephone
    Co. 7.000%
    due 07/01/2015                                1,000,000            865,760
                                                                     6,322,967

    Total Corporate                    77.6%                        26,102,747

    Total Bonds                         93.8%                       31,553,203


  Short Term Investments                        Face Amount              Value
                                                                      (Note 2)

  U.S. Government Agencies               4.4%

    Federal Home Loan Bank 4.920%
    due 01/06/1995                                  225,000           $224,778

    Federal Home Loan Mortgage 5.870%
    due 01/09/1995                                1,100,000          1,098,386
    Federal Home Loan Mortgage 5.900%
    due 01/23/1995                                  150,000            149,435

    Total Short Term
      Investments                        4.4%     1,472,599

    Total Investments                   98.2%                       33,025,802

    Other Assets Less
    Liabilities                          1.8%                          592,111

    Net Assets - Equivalent to $10.10 Per
    Share Based on 3,328,888 Shares
    of Capital Stock Outstanding       100.0%

                                                                   $33,617,913

                                 Money Market Fund
                  Statement of Investments as of December 31, 1994

  Short Term Investments                        Face Amount              Value
                                                                      (Note 2)


  U.S. Government Agencies              58.7%
    Federal Home Loan Bank 5.930%
    due 01/17/1995                                  340,000           $339,048
    Federal Home Loan Bank 5.940%
    due 01/17/1995                                1,730,000          1,725,147
    Federal Home Loan Mortgage 5.870%
    due 01/09/1995                                1,000,000            998,532
    Federal Home Loan Mortgage 5.220%
    due 01/27/1995                                  800,000            796,868
    Federal Home Loan Mortgage 5.650%
    due 02/02/1995                                1,660,000          1,651,403
    Federal Home Loan Mortgage 6.110%
    due 03/24/1995                                2,280,000          2,247,882
    Federal Home Loan Mortgage 6.100%
    due 03/29/1995                                2,100,000          2,068,687
    Federal National Mortgage Assoc. 5.320%
    due 01/11/1995                                1,320,000          1,317,854
    Federal National Mortgage Assoc. 5.760%
    due 01/11/1995                                  200,000            199,648
    Federal National Mortgage Assoc. 5.220%
    due 01/25/1995                                1,000,000            996,375
    Federal National Mortgage Assoc. 5.250%
    due 02/03/1995                                2,000,000          1,990,083
                                                                    14,331,527

  Beverages
    Pepsico Inc. 6.000%                  3.9%
    due 01/10/1995                                  950,000            948,417

  Business Credit Institutions           4.1%
    CIT Group Holdings Inc 6.000%
    due 02/02/1995                                1,000,000            994,500




    See Accompanying Notes

  Short Term Investments                        Face Amount              Value
                                                                      (Note 2)

  Energy                                 4.1%
    Chevron Oil Finance Co. 6.000%
    due 01/17/1995                                1,000,000           $997,167

  Investment Banker                      4.5%
    Merrill Lynch & Company Inc. 6.050%
    due 01/05/1995                                1,100,000          1,099,076

  Personal Credit Institutions           8.2%
    Ford Motor Credit Co. 5.570%
    due 01/09/1995                                1,000,000            998,608

    General Electric Capital Corp. 5.570%
    due 01/09/1995                                1,000,000            998,607
                                                                     1,997,215

  Telephone                              4.1%
    American Tel & Teleg Co. 6.000%
    due 01/10/1995                                1,000,000            998,333

  Canadian Government                   12.4%
  Agencies
    Canadian Wheat Board 6.000%
    due 01/11/1995                                1,000,000            998,167
    Export Development Corp. 6.000%
    due 01/06/1995                                1,000,000            999,000
    Government of Canada 6.000%
    due 01/18/1995                                  700,000            697,900
    Government of Canada 5.800%
    due 02/13/1995                                  330,000            327,660
                                                                     3,022,727

    Total Investments                 100.0%                        24,388,962

    Other Assets Less Liabilities 0.0%                                 (4,476)

    Net Assets - Equivalent to $10.26 Per Share
    Based on 2,375,854 Shares of Capital Stock
    Outstanding.                      100.0%                       $24,384,486


                                 International Fund
                  Statement of Investments as of December 31, 1994

  <CAPTION
  Common Stock                                       Shares              Value
                                                                      (Note 2)
  Australian Dollar                      3.9%
    Poseidon Gold                                    19,000            $39,780
    Westpac Bank Corp.                               20,000             67,308
    Brambles Industries Ltd.                          3,000             28,660
    Broken Hill Property                              5,000             75,915
    Newcrest Mining                                   8,000             35,670
    North Limited                                    16,451             43,373
    Santos Limited                                   17,510             47,251
    News Corporation                                 10,000             39,159
    Western Mining Corp.                             10,000             58,002
                                                                       435,118
  Belgian Franc                          0.6%
    Union Miniere                                       400             31,059
    Cockerill Sambre                                  6,000             36,970
                                                                        68,029
  German Deutsche Mark                   4.3%
    Dresdner Bank AG                                    475            124,750
    Man AG                                              450            123,121
  * Fielmann AG                                       3,400            118,474
    Veba AG                                             350            121,959
                                                                       488,304
  Finnish Markka                         0.7%
    Kesko                                             3,000             34,825
    Nokia (AB) DY                                       315             46,538
                                                                        81,363
  French Franc                           5.9%
    Banque National Paris                             2,000             91,930
    CPR Cie Par Reesco                                2,000            133,570
  *CSF (Thomson)                                      3,000             89,798
    Rhone Poulenc SA                                  4,000             92,792
    Saint Louis                                         500            128,721
    Sagem (Applic Gem)                                  250            124,509
                                                                       661,320
  Hong Kong Dollar                       4.2%
    Cheung Kong (Holdings)                            6,000             24,427
    China Light & Power                              11,000             46,915
    Grand Hotel Holdings                             15,000              5,525
    Hang Seng Bank                                    4,000             28,692
    Hong Kong Land Holding                           10,000             19,515
    Hong Kong Telecommunications                     34,800             66,339
    Hopewell Holdings                                30,000             24,814
    HSBC Holdings                                     8,000             86,333

  *Non Income Producing Securities
    See Accompanying Notes

                                        162







  Common Stock                                       Shares              Value
                                                                      (Note 2)

  Hong Kong Dollar (continued)
    Hutchison Whampoa                                10,000            $40,452
    New World Development Co.                        10,000             26,688
    Swire Pacific                                     7,000             43,606
    Tai Cheung Holdings                              40,000             38,772
    Wharf (Holdings)                                  7,000             23,612
                                                                       475,690
  Indonesian Rupiah                      1.1%
    Astra International                              35,000             66,879
    Matahari Putra Pri                               32,000             59,691
                                                                       126,570
  Italian Lira                           1.0%
  * Caffaro SPA                                      31,000             35,565
  * Dalmine                                         170,000             43,411
    Danieli & Co.                                     6,000             38,267
                                                                       117,243
  Japanese Yen                          19.6%
    Arabian Oil Co.                                   1,500             65,663
    Casio Computer Co.                                7,000             88,554
    Daiichi                                           1,000             46,285
    Daiwa Securities                                  6,000             86,747
    Fujisawa Pharm Co.                                4,000             43,373
    Itochu Corp.                                     12,000             85,542
    Onward Kashiyama                                  6,000             83,133
    Kawasaki Heavy Industries                        20,000             90,361
  * Kawasaki Steel Corp.                             16,000             66,988
    Kyushu Electric Power                             5,000            117,972
    Marubeni Corp.                                    6,000             33,133
    Mitsubishi Bank                                   6,000            147,590
    Mitsubishi Paper Mills                           12,000             89,398
    Mitsubishi Rayon                                 10,000             42,872
    Nichiei Construction                              4,000             45,382
    NEC Corp.                                         8,000             91,566
    Nippon Sheet Glass                               18,000             96,867
    Nippon Fire & Marine Insurance                    7,000             48,635
  * Nippon Zeon Company                              15,000             79,518
    Osaka Gas Co.                                     8,000             32,129
    Seino Transport                                   5,000             91,365
    Seiren Co.                                        3,000             32,831
  * Showa Denko                                      20,000             70,080
    Sony Corp.                                        4,000            226,908
    Sumitomo Bank                                     6,000            114,458
    Sumitomo Trust & Banking                          2,000             28,112
    TDK Corp.                                         2,000             96,988
    Toyo Engineering                                 10,000             72,289
                                                  2,214,739

                                        164






                           International Fund (Continued)
                  Statement of Investments as of December 31, 1994


  Common Stock                                         Shares             Value
                                                                        (Note 2)
  Malaysian Ringgit              3.3%
  * DCB Holdings                                       20,000           $44,606
    IJM Corp. Berhad                                    6,000            20,090
    Industries Oxygen Inc.                             25,000            29,959
    Lam Soon Huat Development                          10,000            38,379
    Leader Universal Holdings                           7,000            22,479
  * Leader Universal Holdings (New Shares)              4,666            15,806
    Malaysian International Shipping                    7,000            20,012
    Resorts World Berhad                                7,000            41,120
    Sime Darby Berhad                                  24,000            54,983
    Telekom Malaysia                                    8,000            54,200
  * UTD Merchant Group                                 15,000            27,609
                                                                        369,243
  Netherlands Guilder            2.6%
    ABN AMRO Holdings NV                                2,950           102,474
    Philips Electronic                                  3,100            91,791
    VER NED Uitgevers                                     950            98,618

  Norwegian Krone                0.5%                                   292,883
    Den Norske Bank                                    20,000            53,531

  Pound Sterling                14.1%
    Abbey National                                      5,000            33,641
    Allied Domecq PLC                                   2,000            16,899
    BAA                                                 7,000            51,807
    BTR                                                 9,000            41,402
    Bat Industries                                      4,000            26,975
    Barclays Bank                                       3,000            28,681
    Bass                                                2,000            16,101
    Blue Circle Industries                              2,000             8,856
    BOC Group                                           1,000            11,031
    Boots Company                                       2,000            15,772
    British Aerospace                                   1,000             6,697
    British Airways                                     3,000            16,805
    British Gas                                        13,000            63,668
    British Petroleum                                   9,000            59,920
    British Telecom                                    14,000            82,694
    Cable & Wireless                                    5,000            29,495
    Cadbury Schweppes                                   4,000            27,038
    Forte                                               6,000            22,625
    General Eiectric                                    3,000            12,956

  *Non Income Producing Securities
  See Accompanying Notes

                           International Fund (Continued)
                  Statement of Investments as of December 31, 1994

  Common Stock                                         Shares             Value
                                                                        (Note 2)
  Pound Sterling (continued)
    Glaxo Holdings                                      5,000            51,948
    Grand Metropolitan                                  3,000            19,152
    Great Universal Stores                             13,000           110,656
    Guinness                                            3,000            21,123
    Hanson                                              6,000            21,687
    HSBC Holdings                                       5,000           $55,273
    Imperial Chemical Industries                        2,000            23,423
    Lloyds Bank                                         2,000            17,290
    Marks & Spencer                                     4,000            24,910
    National Westminster                                4,000            32,108
    P&O                                                 2,000            19,089
    Pearson                                             1,000             8,715
    Prudential Corp.                                    5,000            24,800
    Redland                                             1,000             7,229
    Reed International                                  2,000            24,957
    Reuters Holdings                                    3,000            21,968
    RTZ Corp.                                           1,000            12,956
    Shell Transport & Trading                           9,000            98,154
    Smithkline Beecham (Class A Shares)                 3,000            21,288
    Smithkline Beecham/BEC, (Class B Units)             2,000            13,269
    Standard Chartered                                 21,000            92,333
    Tesco                                               6,000            23,377
    Tomkins                                            24,000            82,053
    TSB Group                                          28,000           102,519
    Unilever                                            2,000            36,223
    Vodafone Group                                      5,000            16,586
    Wellcome                                            1,000            10,922
    Whitbread                                           3,000            26,522
                                                                      1,593,593
  Singapore Dollar               2.7%
    Centrepoint Properties                             14,000            28,720
    City Developments                                   4,000            22,367
    Development Bank Singapore                          5,000            51,458
    Fraser & Neave                                      3,000            31,081
    Jurong Shipyard                                     3,000            23,053
    Overseas Chinese Bank                               6,000            61,750
    Robinson & Company                                  5,000            19,554
    Singapore Press Holdings                            2,000            36,364
    Singapore Airlines                                  3,000            27,581
                                                                        301,928

  *Non Income Producing Securities
  See Accompanying Notes

                           International Fund (Continued)
                  Statement of Investments as of December 31, 1994

  Common Stock                                         Shares             Value
                                                                        (Note 2)
  * Spanish Peseta               1.2%
    Asturiana De Zinc                                   2,850           $30,963
    BCO Intercont ESPA                                    400            33,094
    Gas Natural SDG SA'                                   425            36,551
    Corp. Financial Alba                                  750            31,795
                                                                        132,403

  Swedish Krona                  1.0%
  * Avesta Sheffield                                    5,900            58,360
    Incentive AB                                        1,610            51,893
                                                                        110,253
  Swiss Franc                    2.5%
    Holderbk FN Glarus                                     95            71,921
    Merkur Holding AG                                     275            69,538
    Nestle SA                                              75            71,448
    Roche Holdings AG                                      15            72,593
                                                                        285,500

  Thailand Baht                  1.4%
  * Dhana Siam Financial & Sec                          1,000             7,050
    Krung Thai Bank Place                              13,000            42,980
    Land & House                                        2,000            35,690
    Matichon Public Company Ltd.                        6,000            31,548
    Shinawatra C. & Commissions                         1,000            21,828
    Dhana Siam Financial & Sec. (Rights)                3,000            18,761
                                                                        157,857

  Total Common Stock            70.6%                                $7,965,567

                           International Fund (Continued)
                  Statement of Investments as of December 31, 1994

  Preferred Stock                                      Shares             Value
                                                                        (Note 2)
  Australian Dollar              0.1%
    News Corporation                                    5,000           $17,253


  Repurchase Agreement                            Face Amount             Value
                                                                        (Note 2)
  American Dollar               17.7%
    State Street Bank and Trust Co. 5.150%          2,000,000         2,000,000
    due 01/03/1995-Collateralized by
    $2,040,295 U.S. Treasury Bonds 9.250%
    due 02/15/2010

  Total Investments             88.4%                                 9,982,820

  Other Assets Less Liabilities 11.6%                                 1,307,587

  Net Assets - Equivalent to $9.82 Per Share
  Based on 1,149,953 Shares of Capital Stock
  Outstanding.                 100.0%                               $11,290,407

                         Pacific Rim Emerging Markets Fund
                  Statement of Investments as of December 31, 1994

  Common Stock                                         Shares             Value
                                                                        (Note 2)

  Australian Dollar             21.2%
    Brambles Industries Ltd.                           11,000          $105,087
    Broken Hill Property                               17,000           258,111
    Newcrest Mining                                    30,000           133,762
    News Corp.                                         40,000           156,638
    North Limited                                      61,692           162,650
    Poseidon Gold                                      73,000           148,310
    Santos Limited                                     65,921           177,889
    Westem Mining Corp.                                40,000           232,010
    Westpac Bank Corp.                                 75,000           252,404
                                                                      1,626,861

  Hong Kong Dollar              12.0%
    Cheung Kong (Holdings)                             10,000            40,711
    China Light & Power                                21,000            89,564
    Grand Hotel Holdings                               35,000            12,892
    Hang Seng Bank                                      8,000            57,383
    Hong Kong Land Holding                             20,000            39,031
    Hong Kong Telecommunications                       70,000           133,441
    Hopewell Holdings                                  60,000            49,628
    HSBC Holdings                                      14,800           159,716
    Hutchison Whampoa                                  18,000            72,814
    New World Development Co.                          20,000            53,376
    Swire Pacific                                      14,000            87,212
    Tai Cheung Holdings                                80,000            77,544
    Wharf (Holdings)                                   14,000            47,224
                                                                        920,536
  Indonesian Rupiah              3.6%
    Astra International                                75,000           143,312
    Matahari Putra Pri                                 72,000           134,304
                                                                        277,616

  *Non Income Producing Securities
   See Accompanying Notes

                   Pacific Rim Emerging Markets Fund (continued)
                  Statement of Investments as of December 31, 1994

  Common Stock                                         Shares             Value
                                                                        (Note 2)

  Japanese Yen                   8.8%
    Casio Computer Co.                                  2,000            25,301
    Daiwa Securities                                    2,000            28,916
    ltochu Corp.                                        4,000            28,514
  * Kawasaki Heavy Industries                           6,000            27,108
    Kawasaki Steel Corp.                                5,000            20,934
    Kyushu Electric Power                               2,000            47,189
    Mitsubishi Bank                                     2,000            49,197
    Mitsubishi Paper Mills                              4,000            29,799
    Mitsubishi Rayon                                    4,000            17,149
    NEC Corp.                                           2,000            22,891
    Nippon Sheet Glass                                  6,000            32,289
  * Nippon Zeon Co.                                     5,000            26,506
    Onward Kashiyama                                    2,000            27,711
    Seino Transport                                     2,000            36,546
  * Showa Denko KK                                      6,000            21,024
    Sony Corp.                                          2,000           113,454
    Sumitomo Bank                                       2,000            38,153
    Sumitomo Trust & Banking                            1,000            14,056
    TDK Corp.                                           1,000            48,494
    Toyo Engineering                                    2,000            14,458
                                                                        669,689

  Malaysian Ringgit              9.5%
  * DCB Holdings                                       45,000           100,449
    IJM Corp. Berhad                                   11,000            36,832
    Ind. Oxygen Inc.                                   50,000            59,918
    Lam Soon Huat Development                          20,000            76,757
    Leader Universal Holdings                          14,000            44,958
  * Leader Universal Holdings A Shares                  9,333            31,615
    Malaysian International Shipping                   13,000            37,165
    Resorts World BHD                                  14,000            82,240
    Sime Darby BHD                                     42,000            96,221
    Telekom Malaysia                                   16,000           108,400
  * UTD Merchant Group                                 30,000            55,218
                                                                        729,773

  *Non Income Producing Securities
   See Accompanying Notes

                   Pacific Rim Emerging Markets Fund (continued)
                  Statement of Investments as of December 31, 1994

  Common Stock                                         Shares             Value
                                                                        (Note 2)

  Singapore Dollar               7.0%
    Centrepoint Properties                             24,000           $49,235
    City Developments                                   8,000            44,734
    Development Bank Singapore                          8,000            82,333
    Fraser & Neave                                      5,000            51,801
    Jurong Shipyard                                     5,000            38,422
    Overseas Chinese Bank                              10,000           102,916
    Robinson & Company                                  9,000            35,197
    Singapore Press Holdings                            4,000            72,727
    Singapore Airlines                                  6,000            55,163
                                                                        532,528

  Thailand Baht                  4.2%

  * Dhana Siam Financial & Securities                   3,000            21,151
    Krung Thai Bank Place                              23,000            76,041
    Land & House                                        4,000            71,380
    Matichon Public Company Ltd.                       10,000            52,579
    Shinawatra C. & Commissions                         2,000            43,657
    Dhana Siam Fin. & Sec. (Rights)                     9,000            56,283
                                                                        321,091
  Total Common Stock            66.3%                                 5,078,094

  *Non Income Producing Securities
   See Accompanying Notes

                   Pacific Rim Emerging Markets Fund (continued)
                  Statement of Investments as of December 31, 1994

  Preferred Stock                                      Shares             Value
                                                                        (Note 2)
  Australian Dollar              0.9%
    News Corporation                                   20,000           $69,014

  Repurchase Agreement                            Face Amount             Value
                                                                        (Note 2)
  American Dollar               19.6%
    State Street Bank and Trust Co. 5.150%          1,500,000         1,500,000
    due 01/03/1995-Collateralized by
    $1,533,698 U.S. Treasury Bonds 9.875%
    due 11/15/2015

  Total Investments             86.8%                                 6,647,108

  Other Assets Less Liabilities 13.2%                                 1,010,109


  Net Assets - Equivalent to $9.41 Per Share
  Based on 813,995 Shares of Capital Stock
  Outstanding.                 100.0%                                $7,657,217



  *Non Income Producing Securities
   See Accompanying Notes

             Statement Of Assets and Liabilities as of December 31, 1994

                                                 EMERGING GROWTH  COMMON STOCK
                                                   EQUITY FUND        FUND

   ASSETS:
     Investments, at market value (cost-
     Emerging Growth Equity Fund: $98,764,733,
     Common Stock Fund: $35,756,087, Real
     Estate Securities Fund: $43,791,503,
     Balanced Assets Fund: $77,157,803, Capital
     Growth Bond Fund: $35,029,511, Money
     Market Fund: $24,388,962, International
     Fund: $10,170,881, Pacific Rim Emerging
     Markets Fund: $7,097,683)
     Note (2)                                       $98,680,767   $35,200,464
     Cash                                                 1,811         8,017
     Cash - foreign currencies (cost
     International fund: $8,329)
     Pacific Rim Emerging Markets Fund: $5,016)             ---           ---
     Receivable for undelivered sales                   478,074       267,047
     Investment income receivable                         1,244        44,528
     Total Assets                                    99,161,896    35,520,056
   LIABILITIES:
     Payable for investment advisory fees                39,532        14,522
       (Note 8)                                       1,742,948       677,014
     Payable for undelivered purchases                1,782,480       691,536
     Total liabilities

   NET ASSETS                                       $97,379,416   $34,828,520

     Represented by:
     Paid In Capital (Note 5)                       $93,810,077   $35,969,338
     Net unrealized depreciation of investments         (83,966)     (555,623)
     Net unrealized depreciation on
       translation of assets and liabilities
       in foreign currencies                                ---           ---
     Undistributed net realized gain
       (loss) on investments                          3,617,694      (585,195)
     Undistributed net realized gain (loss) on
       transactions in foreign currencies                   ---           ---
     Undistributed net investment income                 35,611           ---
   NET ASSETS                                       $97,379,416   $34,828,520

     Capital Stock outstanding (Note 5)               5,249,329     2,606,341

     Net asset value, offering and redemption            $18.55        $13.36
     prices per share
  See Accompanying Notes


                                         173







                                                   REAL ESTATE      BALANCED
                                                 SECURITIES FUND  ASSETS FUND

   ASSETS:
     Investments, at market value (cost-
     Emerging Growth Equity Fund: $98,764,733,
     Common Stock Fund: $35,756,087, Real
     Estate Securities Fund: $43,791,503,
     Balanced Assets Fund: $77,157,803, Capital
     Growth Bond Fund: $35,029,511, Money
     Market Fund: $24,388,962, International
     Fund: $10,170,881, Pacific Rim Emerging
     Markets Fund: $7,097,683)
     Note (2)                                       $42,215,422   $74,537,904
     Cash                                                12,509         7,132
     Cash - foreign currencies (cost
     International fund: $8,329)
     Pacific Rim Emerging Markets Fund: $5,016)             ---           ---
     Receivable for undelivered sales                   104,572       329,361
     Investment income receivable                       255,688       583,152
     Total Assets                                    42,588,191    75,457,549
   LIABILITIES:
     Payable for investment advisory fees
       (Note 8)                                          17,048        31,727
     Payable for undelivered purchases                      ---       689,079
     Total liabilities                                   17,048       720,806

   NET ASSETS                                       $42,571,143   $74,736,743

     Represented by:
     Paid In Capital (Note 5)                       $43,696,676   $78,410,323
     Net unrealized depreciation of
       investments                                   (1,576,081)   (2,619,899)
     Net unrealized depreciation on
       translation of assets and liabilities
       in foreign currencies                                ---           ---
     Undistributed net realized gain
       (loss) on investments                           (402,421)   (1,059,226)
     Undistributed net realized gain
       (loss) on transactions in foreign
       currencies                                           ---           ---
     Undistributed net investment income                852,969         5,545
   NET ASSETS                                       $42,571,143   $74,736,743

     Capital Stock outstanding (Note 5)               3,190,140     5,425,697

     Net asset value, offering and redemption            $13.34        $13.77
     prices per share


                                         175






  See Accompanying Notes

                                                  CAPITAL GROWTH  MONEY MARKET
                                                    BOND FUND         FUND

   ASSETS:
     Investments, at market value (cost-
     Emerging Growth Equity Fund: $98,764,733,
     Common Stock Fund: $35,756,087, Real
     Estate Securities Fund: $43,791,503,
     Balanced Assets Fund: $77,157,803, Capital
     Growth Bond Fund: $35,029,511, Money
     Market Fund: $24,388,962, International
     Fund: $10,170,881, Pacific Rim Emerging
     Markets Fund: $7,097,683)
     Note (2)                                       $33,025,802   $24,388,962
     Cash                                                48,563         2,600
     Cash - foreign currencies (cost
     International fund: $8,329)
     Pacific Rim Emerging Markets Fund: $5,016)             ---           ---
     Receivable for undelivered sales                       ---         3,425
     Investment income receivable                       557,770           ---
     Total Assets                                    33,632,135    24,394,987
   LIABILITIES:
     Payable for investment advisory fees
       (Note 8)                                          14,222        10,501
     Payable for undelivered purchases                      ---           ---
     Total liabilities                                   14,222        10,501

   NET ASSETS                                       $33,617,913   $24,384,486

     Represented by:
     Paid In Capital (Note 5)                       $36,927,791   $24,383,082
     Net unrealized depreciation of
       investments                                   (2,003,709)          ---
     Net unrealized depreciation on
       translation of assets and liabilities
       in foreign currencies                                ---           ---
     Undistributed net realized gain
       (loss) on investments                         (1,312,263)          ---
     Undistributed net realized gain
       (loss) on transactions in foreign
       currencies                                           ---           ---
     Undistributed net investment income                  6,094         1,404
   NET ASSETS                                       $33,617,913   $24,384,486

     Capital Stock outstanding (Note 5)               3,328,888     2,375,854

     Net asset value, offering and redemption            $10.10        $10.26
     prices per share


                                         177






  See Accompanying Notes

                                                                  PACIFIC RIM
                                                  INTERNATIONAL     EMERGING
                                                       FUND       MARKETS FUND

   ASSETS:
     Investments, at market value (cost-
     Emerging Growth Equity Fund: $98,764,733,
     Common Stock Fund: $35,756,087, Real
     Estate Securities Fund: $43,791,503,
     Balanced Assets Fund: $77,157,803, Capital
     Growth Bond Fund: $35,029,511, Money
     Market Fund: $24,388,962, International
     Fund: $10,170,881, Pacific Rim Emerging
     Markets Fund: $7,097,683)
     Note (2)                                        $9,982,820    $6,647,108
     Cash                                             1,491,230     1,000,935
     Cash - foreign currencies (cost
     International fund: $8,329)
     Pacific Rim Emerging Markets Fund: $5,016)           8,329         5,016
     Receivable for undelivered sales                       ---           ---
     Investment income receivable                        13,458        13,616
     Total Assets                                    11,495,837     7,666,675
   LIABILITIES:
     Payable for investment advisory fees
       (Note 8)                                          12,968         9,458
     Payable for undelivered purchases                  192,462           ---
     Total liabilities                                  205,430         9,458

   NET ASSETS                                       $11,290,407    $7,657,217

     Represented by:
     Paid In Capital (Note 5)                       $11,482,684    $8,101,849
     Net unrealized depreciation of investments
     Net unrealized depreciation on                    (188,061)     (450,575)
       translation of assets and liabilities
       in foreign currencies
     Undistributed net realized gain                     (2,136)           (7)
       (loss) on investments
     Undistributed net realized gain                        ---           ---
       (loss) on transactions in foreign
       currencies
     Undistributed net investment income                 (6,873)          511
                                                          4,793         5,439
   NET ASSETS                                       $11,290,407    $7,657,217

     Capital Stock outstanding (Note 5)               1,149,953       813,995
     Net asset value, offering and redemption
       prices per share                                   $9.82         $9.41


                                         179






  See Accompanying Notes

            Statement of Operations for the Year Ended December 31, 1994



                                              EMERGING GROWTH    COMMON STOCK
                                                EQUITY FUND          FUND

   INVESTMENT INCOME (NOTE 2):
   Interest                                          $425,892        $161,969
   Dividends                                           16,975         436,823
   Total investment income                            442,867         598,792
   EXPENSES:
   Investment advisory fees (Note 8)                  387,780         145,196
   General expenses (Note 8)                              ---             ---
   Total Expenses                                     387,780         145,196


   Net investment income (Note 2)                      55,087         453,596

   REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized appreciation (depreciation)
   on:
   Investment transactions (excluding short
   term investments)                                3,929,965         429,006
   Foreign currency transactions                          ---             ---
   Net realized gain (loss)                         3,929,965         429,006
   Net unrealized appreciation
   (depreciation) on:
   Investment transactions (excluding short
   term investments)                               (6,390,916)     (2,211,994)
   Translation of assets and liabilities in
   foreign currencies                                     ---              ---
   Net unrealized depreciation                     (6,390,916)     (2,211,994)

   Net realized and unrealized loss                (2,460,951)     (1,782,988)

   INCREASE (DECREASE) IN NET ASSET DERIVED
   FROM OPERATIONS                                ($2,405,864)    ($1,329,392)

  See Accompanying Notes.

                                                REAL ESTATE        BALANCED
                                              SECURITIES FUND    ASSETS FUND

   INVESTMENT INCOME (NOTE 2):
   Interest                                          $201,404      $2,221,940
   Dividends                                        1,523,816         643,867
   Total investment income                          1,725,220       2,865,807
   EXPENSES:
   Investment advisory fees (Note 8)                  177,268         365,442
   General expenses (Note 8)                              ---             ---
   Total Expenses                                     177,268         365,442

                                                    1,547,952       2,500,365
   Net investment income (Note 2)

   REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized appreciation (depreciation)
   on:
   Investment transactions (excluding short
   term investments)                                 (342,136)        228,164
   Foreign currency transactions                          ---             ---
   Net realized gain (loss)                          (342,136)        228,164
   Net unrealized appreciation
   (depreciation) on:
   Investment transactions (excluding short
   term investments)                               (2,832,671)     (5,783,362)
   Translation of assets and liabilities in
   foreign currencies                                     ---             ---
   Net unrealized depreciation                     (2,832,671)     (5,783,362)

   Net realized and unrealized loss                (3,174,807)     (5,555,198)

   INCREASE (DECREASE) IN NET ASSET DERIVED       ($1,626,855)    ($3,054,833)
   FROM OPERATIONS

                                               CAPITAL GROWTH    MONEY MARKET
                                                 BOND FUND           FUND

   INVESTMENT INCOME (NOTE 2):
   Interest                                        $2,697,210        $875,581
   Dividends                                              ---             ---
   Total investment income                          2,697,210         875,581
   EXPENSES:
   Investment advisory fees (Note 8)                  199,327          98,676
   General expenses (Note 8)                              ---             ---
   Total Expenses                                     199,327          98,676


   Net investment income (Note 2)                   2,497,883         776,905

   REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized appreciation (depreciation)
   on:
   Investment transactions (excluding short
   term investments)                               (1,307,483)            ---
   Foreign currency transactions                          ---             ---
   Net realized gain (loss)                        (1,307,483)            ---
   Net unrealized appreciation
   (depreciation) on:
   Investment transactions (excluding short
   term investments)                               (3,268,785)            ---
   Translation of assets and liabilities in
   foreign currencies                                     ---             ---
   Net unrealized depreciation                     (3,268,785)            ---

   Net realized and unrealized loss                (4,576,268)            ---
   INCREASE (DECREASE) IN NET ASSET DERIVED
   FROM OPERATIONS                                ($2,078,385)       $776,905

                                                                 PACIFIC RIM
                                               INTERNATIONAL       EMERGING
                                                   FUND*        MARKETS FUND*

   INVESTMENT INCOME (NOTE 2):
   Interest                                           $45,097         $31,489
   Dividends                                           23,233          27,506
   Total investment income                             68,330          58,995
   EXPENSES:
   Investment advisory fees (Note 8)                   21,567          14,889
   General expenses (Note 8)                           12,686          11,385
   Total Expenses                                      34,253          26,274


   Net investment income (Note 2)                      34,077          32,721

   REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized appreciation (depreciation)
   on:
   Investment transactions (excluding short
   term investments)                                      ---             ---
   Foreign currency transactions                       (6,873)            511
   Net realized gain (loss)                            (6,873)            511
   Net unrealized appreciation
   (depreciation) on:
   Investment transactions (excluding short
   term investments)                                 (188,061)       (450,575)
   Translation of assets and liabilities in
   foreign currencies                                  (2,136)             (7)
   Net unrealized depreciation                       (190,197)       (450,582)

   Net realized and unrealized loss                  (197,070)       (450,071)
   INCREASE (DECREASE) IN NET ASSET DERIVED
   FROM OPERATIONS                                  ($162,993)      ($417,350)
  * Period October 4, 1994 through December 31, 1994.


                         Statements of Changes in Net Assets

                                                        EMERGING GROWTH
                                                          EQUITY FUND

                                                      Year Ended     Year Ended
                                                      Dec. 31/94     Dec. 31/93
   FROM OPERATIONS:
   Net investment income (loss)                         $55,087       ($11,843)
   Net realized gain (loss) from investment
     and foreign currency transactions                3,929,965      4,233,464
   Net unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign currencies               (6,390,916)     3,742,226
   Increase (decrease) in net assets
     derived from operations                         (2,405,864)     7,963,847

   DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                                (19,476)           ---
   Net realized gain                                   (331,996)    (5,841,235)
   Total distributions to shareholders                 (351,472)    (5,841,235)

   FROM CAPITAL STOCK TRANSACTIONS (NOTE 5):
   Net proceeds from sale of capital stock           49,160,218     32,377,123
   Net asset value of shares issued to
     shareholder for reinvestment of dividends
                                                        351,472      5,841,235
   Cost of capital stock reacquired                  49,511,690     38,218,358
   Increase in net assets derived from               (5,141,457)    (3,078,811)
     capital stock transactions
   Net increase in net assets                        44,370,233     35,139,547
                                                     41,612,897     37,262,159
   NET ASSETS:                                                      18,504,360
   Beginning of period                               55,766,519
   End of period 1994 and 1993 including
   undistributed net investment income (loss)
   of $35,611 and NIL respectively in the
   Emerging Growth Equity Fund, NIL and NIL
   respectively in the Common Stock Fund,
   $852,969 and $2,219 respectively in the
   Real Estate Securities Fund, $5,545 and
   $4,932 respectively in the Capital Growth
   Bond Fund, $1,404 and $3,885 respectively
   in the Money Market Fund, $4,793 and NIL
   respectively in the International Fund, and
   $5,439 and NIL respectively in the Pacific
   Rim Emerging Markets Fund.
   (Note 2)                                         $97,379,416    $55,766,519


                                         185






  See Accompanying Notes

  <CAPTION
                                                         COMMON STOCK
                                                             FUND

                                                     Year Ended      Year Ended
                                                     Dec. 31/94      Dec. 31/93
   FROM OPERATIONS:
   Net investment income (loss)                       $453,596        $206,943
   Net realized gain (loss) from
     investment and foreign currency
     transactions                                      429,006       1,122,962
   Net unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign currencies              (2,211,994)        387,658
   Increase (decrease) in net assets
     derived from operations                        (1,329,392)      1,717,563

   DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                              (453,596)       (206,943)
   Net realized gain                                (1,246,124)       (925,523)
   Total distributions to shareholders              (1,699,720)     (1,159,466)

   FROM CAPITAL STOCK TRANSACTIONS (NOTE 5):
   Net proceeds from sale of capital stock          18,029,178      11,585,182
   Net asset value of shares issued to
     shareholder for reinvestment of
     dividends                                       1,699,720       1,159,466
                                                    19,728,898      12,744,648
   Cost of capital stock reacquired                 (3,522,116)     (1,359,568)
   Increase in net assets derived from
     capital stock transactions                     16,206,782      11,385,080
   Net increase in net assets                       13,177,670      11,943,177


















                                         187






   NET ASSETS:
   Beginning of period                              21,650,850       9,707,673
   End of period 1994 and 1993 including
   undistributed net investment income
   (loss) of $35,611 and NIL respectively in
   the Emerging Growth Equity Fund, NIL and
   NIL respectively in the Common Stock
   Fund, $852,969 and $2,219 respectively in
   the Real Estate Securities Fund, $5,545
   and $4,932 respectively in the Capital
   Growth Bond Fund, $1,404 and $3,885
   respectively in the Money Market Fund,
   $4,793 and NIL respectively in the
   International Fund, and $5,439 and NIL
   respectively in the Pacific Rim Emerging
   Markets Fund.
   (Note 2)                                        $34,828,520     $21,650,850

                                                         REAL ESTATE
                                                       SECURITIES FUND

                                                     Year Ended     Year Ended
                                                     Dec. 31/94     Dec. 31/93
   FROM OPERATIONS:
   Net investment income (loss)                     $1,547,952       $542,682
   Net realized gain (loss) from
     investment and foreign currency
     transactions                                     (342,136)     1,293,530
   Net unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign currencies              (2,832,671)       268,012
   Increase (decrease) in net assets
     derived from operations                        (1,626,855)     2,104,224

   DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                              (697,202)      (540,463)
   Net realized gain                                  (230,087)    (1,509,856)
   Total distributions to shareholders                (927,289)    (2,050,319)

   FROM CAPITAL STOCK TRANSACTIONS (NOTE 5):
   Net proceeds from sale of capital stock          22,118,718     18,301,921
   Net asset value of shares issued to
     shareholder for reinvestment of
     dividends                                         927,289      2,050,319
                                                    23,046,007     20,352,240
   Cost of capital stock reacquired                 (2,026,894)    (3,573,312)
   Increase in net assets derived from
     capital stock transactions                     21,019,113     16,778,928
   Net increase in net assets                       18,464,969     16,832,833


















                                         189






   NET ASSETS:
   Beginning of period                              24,106,174      7,273,341
   End of period 1994 and 1993 including
   undistributed net investment income
   (loss) of $35,611 and NIL respectively in
   the Emerging Growth Equity Fund, NIL and
   NIL respectively in the Common Stock
   Fund, $852,969 and $2,219 respectively in
   the Real Estate Securities Fund, $5,545
   and $4,932 respectively in the Capital
   Growth Bond Fund, $1,404 and $3,885
   respectively in the Money Market Fund,
   $4,793 and NIL respectively in the
   International Fund, and $5,439 and NIL
   respectively in the Pacific Rim Emerging
   Markets Fund.
   (Note 2)                                        $42,571,143    $24,106,174

  See Accompanying Notes.

                                                       BALANCED ASSETS
                                                            FUND

                                                     Year Ended     Year Ended
                                                     Dec. 31/94     Dec. 31/93
   FROM OPERATIONS:
   Net investment income (loss)                     $2,500,365     $1,291,676
   Net realized gain (loss) from
     investment and foreign currency
     transactions                                      228,164      2,426,878
   Net unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign currencies              (5,783,362)       520,294
   Increase (decrease) in net assets
     derived from operations                        (3,054,833)     4,238,848

   DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                            (2,499,752)    (1,289,702)
   Net realized gain                                (1,581,823)    (2,250,620)
   Total distributions to shareholders              (4,081,575)    (3,540,322)

   FROM CAPITAL STOCK TRANSACTIONS (NOTE 5):
   Net proceeds from sale of capital stock          32,214,527     29,310,656
   Net asset value of shares issued to
     shareholder for reinvestment of
     dividends                                       4,081,575      3,540,322
                                                    36,296,102     32,850,978
   Cost of capital stock reacquired                (12,578,846)    (3,126,885)
   Increase in net assets derived from
     capital stock transactions                     23,717,256     29,724,093
   Net increase in net assets                       16,580,848     30,422,619


















                                         191






   NET ASSETS:
   Beginning of period                              58,155,895     27,733,276
   End of period 1994 and 1993 including
   undistributed net investment income
   (loss) of $35,611 and NIL respectively in
   the Emerging Growth Equity Fund, NIL and
   NIL respectively in the Common Stock
   Fund, $852,969 and $2,219 respectively in
   the Real Estate Securities Fund, $5,545
   and $4,932 respectively in the Capital
   Growth Bond Fund, $1,404 and $3,885
   respectively in the Money Market Fund,
   $4,793 and NIL respectively in the
   International Fund, and $5,439 and NIL
   respectively in the Pacific Rim Emerging
   Markets Fund.
   (Note 2)                                        $74,736,743    $58,155,895

                                                       CAPITAL GROWTH
                                                          BOND FUND

                                                     Year Ended     Year Ended
                                                     Dec. 31/94     Dec. 31/93
   FROM OPERATIONS:
   Net investment income (loss)                     $2,497,883     $2,094,368
   Net realized gain (loss) from
     investment and foreign currency
     transactions                                   (1,307,483)     1,144,472
   Net unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign currencies              (3,268,785)       173,566
   Increase (decrease) in net assets
     derived from operations                        (2,078,385)     3,412,406

   DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                            (2,500,018)    (2,092,445)
   Net realized gain                                   (24,868)    (1,052,362)
   Total distributions to shareholders              (2,524,886)    (3,144,807)

   FROM CAPITAL STOCK TRANSACTIONS (NOTE 5):
   Net proceeds from sale of capital stock          11,243,241     11,857,914
   Net asset value of shares issued to
     shareholder for reinvestment of
     dividends                                       2,524,886      3,144,807
                                                    13,768,127     15,002,721
   Cost of capital stock reacquired                (16,730,043)    (4,781,966)
   Increase in net assets derived from
     capital stock transactions                     (2,961,916)    10,220,755
   Net increase in net assets                       (7,565,187)    10,488,354


















                                         193






   NET ASSETS:
   Beginning of period                              41,183,100     30,694,746
   End of period 1994 and 1993 including
   undistributed net investment income
   (loss) of $35,611 and NIL respectively in
   the Emerging Growth Equity Fund, NIL and
   NIL respectively in the Common Stock
   Fund, $852,969 and $2,219 respectively in
   the Real Estate Securities Fund, $5,545
   and $4,932 respectively in the Capital
   Growth Bond Fund, $1,404 and $3,885
   respectively in the Money Market Fund,
   $4,793 and NIL respectively in the
   International Fund, and $5,439 and NIL
   respectively in the Pacific Rim Emerging
   Markets Fund.
   (Note 2)                                        $33,617,913    $41,183,100

                                                        MONEY MARKET
                                                            FUND

                                                     Year Ended     Year Ended
                                                     Dec. 31/94     Dec. 31/93
   FROM OPERATIONS:
   Net investment income (loss)                       $776,905       $327,714
   Net realized gain (loss) from
     investment and foreign currency
     transactions                                          ---            ---
   Net unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign currencies                     ---            ---
   Increase (decrease) in net assets
     derived from operations                           776,905        327,714

   DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                              (779,386)      (325,498)
   Net realized gain                                       ---            ---
   Total distributions to shareholders                (779,386)      (325,498)

   FROM CAPITAL STOCK TRANSACTIONS (NOTE 5):
   Net proceeds from sale of capital stock          27,553,996      9,794,961
   Net asset value of shares issued to
     shareholder for reinvestment of
     dividends                                         779,386        325,498
                                                    28,333,382     10,120,459
   Cost of capital stock reacquired                (17,806,853)    (7,086,935)
   Increase in net assets derived from
     capital stock transactions                     10,526,529      3,033,524
   Net increase in net assets                       10,524,048      3,035,740


















                                         195






   NET ASSETS:
   Beginning of period                              13,860,438     10,824,698
   End of period 1994 and 1993 including
   undistributed net investment income
   (loss) of $35,611 and NIL respectively in
   the Emerging Growth Equity Fund, NIL and
   NIL respectively in the Common Stock
   Fund, $852,969 and $2,219 respectively in
   the Real Estate Securities Fund, $5,545
   and $4,932 respectively in the Capital
   Growth Bond Fund, $1,404 and $3,885
   respectively in the Money Market Fund,
   $4,793 and NIL respectively in the
   International Fund, and $5,439 and NIL
   respectively in the Pacific Rim Emerging
   Markets Fund.
   (Note 2)                                        $24,384,486    $13,860,438

                                                                  PACIFIC RIM
                                                INTERNATIONAL      EMERGING
                                                     FUND        MARKETS FUND

                                                  *Period Ended  *Period Ended
                                                     Dec. 31/94     Dec. 31/94
   FROM OPERATIONS:
   Net investment income (loss)                        $34,077        $32,721
   Net realized gain (loss) from invest-
     ment and foreign currency transactions
   Net unrealized appreciation                          (6,873)           511
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign currencies                (190,197)      (450,582)
   Increase (decrease) in net assets
     derived from operations                          (162,993)      (417,350)

   DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income                               (29,284)       (27,282)
   Net realized gain                                        ---           ---
   Total distributions to shareholders                 (29,284)       (27,282)

   FROM CAPITAL STOCK TRANSACTIONS (NOTE 5):
   Net proceeds from sale of capital stock          11,463,599      8,107,883
   Net asset value of shares issued to
     shareholder for reinvestment of
     dividends                                          29,284         27,282
                                                    11,492,883      8,135,165
   Cost of capital stock reacquired                    (10,199)       (33,316)
   Increase in net assets derived from
     capital stock transactions                     11,482,684      8,101,849
   Net increase in net assets                       11,290,407      7,657,217


















                                         197






   NET ASSETS:
   Beginning of period                                     ---            ---
   End of period 1994 and 1993 including
   undistributed net investment income
   (loss) of $35,611 and NIL respectively in
   the Emerging Growth Equity Fund, NIL and
   NIL respectively in the Common Stock
   Fund, $852,969 and $2,219 respectively in
   the Real Estate Securities Fund, $5,545
   and $4,932 respectively in the Capital
   Growth Bond Fund, $1,404 and $3,885
   respectively in the Money Market Fund,
   $4,793 and NIL respectively in the
   International Fund, and $5,439 and NIL
   respectively in the Pacific Rim Emerging
   Markets Fund.
   (Note 2)                                        $11,290,407      $7,657,217

  *Inception date October 4, 1994
  See Accompanying Notes

          Notes to Financial Statements, December 31, 1994


  1.  ORGANIZATION

  Manulife Series Fund, Inc. ("MSFI"), incorporated on July 22, 1983, and domiciled in the State of Maryland, is a no-load, diversified open-end management investment company. MSFI was incorporated for the purpose of investing premiums from variable contracts issued by The Manufacturers Life Insurance Company of America. MSFI is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 and its shares are registered under the Securities Act of 1933. The effective date of the initial registration was June 26, 1984. Separate Accounts One, Two, Three and Four of The Manufacturers Life Insurance Company of America (the "Separate Accounts") have purchased their shares of the common stock of MSFI as an investment and not with a view towards resale, distribution or redemption. On October 4, 1994, MSFI launched the International Fund and Pacific Rim Emerging Markets Fund with initial Seed money from The Manufacturers Life Insurance Company of America of $10,000,000 and $7,000,000,
  respectively.

  2.  SIGNIFICANT ACCOUNTING POLICIES

  The following is a summary of significant accounting policies followed by MSFI in preparation of its financial statements.

  a)  SECURITY VALUATION.

  Except with respect to debt instruments having a remaining maturity of 60 days or less, securities held by MSFI are valued as follows: Securities listed on a securities exchange are valued at the last sale price or, if there has been no sale that day, at the last bid price reported as of the close of trading on the New York Stock Exchange. Securities traded in the over-the-counter market are valued at the last bid price or yield equivalent as of the close of trading on the New York Stock Exchange. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and for debt securities this ordinarily will be the over-the-counter market. Although the practice of each fund is to purchase only assets having a readily ascertainable market value, if market quotations for such assets are unavailable, such assets are valued at their fair value as determined in good faith by MSFI's Board of Directors. There were no such securities held at December 31, 1994.

  Debt instruments held with a remaining maturity of 60 days or less are valued on an amortized cost basis. Under this method of valuation, the security is initially valued at cost on the date of purchase (or in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity); and thereafter a constant proportionate amortization in value is assumed until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. For purposes of this method of valuation, the maturity of a variable rate instrument is deemed to be the next date on which the interest rate is to be adjusted.

  b)  INTERNATIONAL AND PACIFIC RIM EMERGING MARKETS FUNDS.

  Apart from the accounting policies mentioned above there are other significant accounting policies followed by MSFI in preparation of financial statements for the International and Pacific Rim Emerging Markets Funds.

  Generally securities will be valued as described above on the exchanges which they are traded, however, where a country has adopted other conventions with respect to valuations, these will be utilized instead. Trading in securities on European and Far Eastern exchanges and over-the counter markets is normally completed well before 4:00 P.M. eastern time. As a result, if events materially affecting the value of such securities occur between the time when their price is determined and the time the Funds net asset value is calculated, such securities will be valued at fair value as determined in good faith by MSFI's Board of Directors.

  The values of all assets and liabilities initially expressed in foreign currencies are translated into US dollars at the exchange rate of such currencies against the US dollar as provided by the pricing service as of 12:00 P.M. New York time.

  The Funds may utilize futures contracts to a limited extent, and may enter into forward foreign currency contracts to protect the securities and related receivable and payable against changes in future foreign exchange rates. The primary risks associated with the use of futures contracts are imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Risks associated with forward currency contracts include movement in the value of the foreign currency relative to the US dollar and the ability of the counterpart to perform. Futures and forward currency contracts are valued based upon their quoted daily settlement prices. Fluctuations in the value of such contracts are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains (losses) are recognized. Unrealized appreciation

  (depreciation) related to open futures and forward currency contracts may be required to be treated as realized gain
  (loss) for tax purposes.

  Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings.

  c)  FEDERAL INCOME TAXES.

  It is MSFI's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholder. Therefore, no Federal income tax provision is required.

  d)  DIVIDENDS TO SHAREHOLDER.

  Dividends to shareholder are recorded on the ex-dividend date.

  e) OTHER.

  Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income is recorded as earned. Dividend income is recorded on the ex-dividend date.


  3.  PURCHASES AND SALES OF SECURITIES

  Purchases and sales of securities, excluding short-term securities for the year ended December 31, 1994

                           EMERGING                REAL ESTATE
                             GROWTH       COMMON    SECURITIES
                        EQUITY FUND   STOCK FUND          FUND

   PURCHASES
   U.S. Government
   Obligations         $        --- $        ---  $        ---
   Corporate Bonds              ---          ---           ---
   Common Stocks         87,980,096   35,335,256    31,066,713
                       $ 87,980,096 $ 35,335,256  $ 31,066,713
   SALES
   U.S. Government
   Obligations         $        --- $        ---  $        ---
   Corporate Bonds              ---          ---           ---
   Common Stocks         47,975,377   21,717,332    11,091,653
                       $ 47,975,377 $ 21,717,332  $ 11,091,653


  With the exception of the International Fund and Pacific Rim Emerging Markets Fund realized and unrealized gains and losses on investments are determined on the average cost basis for financial statement purposes, and on the first-in, first-out,
  (FIFO) cost basis for federal income tax purposes. The International Fund and Pacific Rim Emerging Markets Fund use the FIFO cost method for both financial statements and federal income tax purposes.

  4.  TAX BASIS OF INVESTMENTS

  Investment information based on the cost for Federal income tax purposes of the securities (excluding short-term investments) held at December 31, 1994 is as follows:

                             EMERGING                 REAL ESTATE
                               GROWTH       COMMON     SECURITIES
                          EQUITY FUND   STOCK FUND           FUND

   Aggregate gross
     unrealized
     appreciation         $8,041,180   $1,643,253     $1,474,403
   Aggregate gross
     unrealized
     depreciation         (8,109,455)  (2,242,334)    (3,076,907)

   Net unrealized
     appreciation
     (depreciation)         ($68,275)   ($599,081)   ($1,602,504)

     Aggregate cost of
     securities for
     federal income
     tax purposes        $87,816,281  $31,875,181    $39,932,994


                           BALANCED      CAPITAL       INTER-    PACIFIC RIM
                             ASSETS       GROWTH     NATIONAL       EMERGING
                               FUND    BOND FUND         FUND   MARKETS FUND

   PURCHASES
   U.S. Government
   Obligations         $ 19,114,739 $ 18,992,158  $       ---  $         ---
   Corporate Bonds       11,059,985   11,088,170          ---            ---
   Common Stocks         48,566,153          ---    8,170,881      5,597,683
                       $ 78,740,877 $ 30,080,328  $ 8,170,881  $   5,597,683
   SALES
   U.S. Government
   Obligations         $ 14,901,865 $ 26,733,323  $       ---  $         ---
   Corporate Bonds        1,494,635    6,197,767          ---            ---
   Common Stocks         40,503,981          ---          ---            ---
                       $ 56,900,481 $ 32,931,090          ---  $         ---


                            BALANCED       CAPITAL       INTER-    PACIFIC RIM
                              ASSETS        GROWTH     NATIONAL       EMERGING
                                FUND     BOND FUND         FUND   MARKETS FUND

   Aggregate gross
     unrealized
     appreciation        $2,220,129      $260,426     $218,233       $203,216
   Aggregate gross
     unrealized
     depreciation        (4,621,060)   (2,164,076)    (406,294)      (653,791)

   Net unrealized
     appreciation
     (depreciation)     ($2,400,931)  ($1,903,650)   ($188,061)     ($450,575)

   Aggregate cost of
     securities for
     federal income
     tax purposes       $71,222,470   $33,456,853   $8,170,881     $5,597,683



    Notes to Financial Statements, December 31, 1994 (continued)


  5.  CAPITAL STOCK AND DISTRIBUTIONS

  At December 31, 1994 there were 1,000,000,000 shares of $0.01 par value common stock authorized.

                                         EMERGING GROWTH EQUITY FUND

                                           Year Ended       Year Ended
                                           Dec. 31/94       Dec. 31/93
   Shares Sold                             2,635,224        1,699,829
   Shares issued to
     shareholder in
     reinvestment of
     dividends                                19,037          301,529
   Total issued                            2,654,261        2,001,358
   Shares reacquired                        (276,202)        (172,000)

   Net increase                            2,378,059        1,829,358



                                              COMMON STOCK FUND

                                           Year Ended       Year Ended
                                           Dec. 31/94       Dec. 31/93
   Shares Sold                             1,257,276          783,452
   Shares issued to
     shareholder in
     reinvestment of
     dividends                               124,906           78,621
   Total issued                            1,382,182          862,073
   Shares reacquired                        (250,842)         (94,054)

   Net increase                            1,131,340          768,019

                                           CAPITAL GROWTH BOND FUND

                                           Year Ended       Year Ended
                                           Dec. 31/94       Dec. 31/93
   Shares Sold                             1,035,750        1,006,979
   Shares issued to
     shareholder in
     reinvestment of
     dividends                               244,349          273,551
   Total issued                            1,280,099        1,280,530
   Shares reacquired                      (1,586,192)        (405,597)

   Net increase                             (306,093)         874,933


                                              MONEY MARKET FUND

                                           Year Ended       Year Ended
                                           Dec. 31/94       Dec. 31/93
   Shares Sold                             2,666,868          953,340
   Shares issued to
     shareholder in
     reinvestment of
     dividends                                75,920           31,787
   Total issued                            2,742,788          985,127
   Shares reacquired                      (1,721,462)        (690,265)

   Net increase                            1,021,326          294,862

  During 1994, The Manufacturers Life Insurance Company of America made the following withdrawals of its investment and accumulated earnings: Capital Growth Bond Fund $13,652,302; Money Market Fund $6,037,949; Common Stock Fund $1,723,682; Balanced Assets Fund $8,597,204. In addition, The Manufacturers Life Insurance Company deposited $10,000,000 and $7,000,000 into the International Fund and Pacific Rim Emerging Markets Fund, respectively. At December 31, 1994 the total value of The Manufacturers Life Insurance Company of America's investments and accumulated earnings were: Capital Growth Bond Fund $9,177,948; International Fund $9,843,631 and Pacific Rim Emerging Markets Fund $6,608,420.

                                         REAL ESTATE SECURITIES FUND

                                           Year Ended       Year Ended
                                           Dec. 31/94       Dec. 31/93
   Shares Sold                             1,558,907        1,265,978
   Shares issued to
     shareholder in
     reinvestment of
     dividends                                65,711          144,173
   Total issued                            1,624,618        1,410,151
   Shares reacquired                        (147,295)        (267,750)

   Net increase                            1,477,323        1,142,401

                                             BALANCED ASSETS FUND

                                           Year Ended       Year Ended
                                           Dec. 31/94       Dec. 31/93
   Shares Sold                             2,170,644        1,891,283
   Shares issued to
     shareholder in
     reinvestment of
     dividends                               291,143          231,405
   Total issued                            2,461,787        2,122,688
   Shares reacquired                        (866,562)        (202,162)

   Net increase                            1,595,225        1,920,526


                                                            PACIFIC RIM
                                        INTERNATIONAL          EMERGING
                                                 FUND      MARKETS FUND
                                        *Period Ended     *Period Ended
                                           Dec. 31/94        Dec. 31/94
   Shares Sold                             1,148,011           814,513
   Shares issued to
     shareholder in
     reinvestment of
     dividends                                 2,981             2,900
   Total issued                            1,150,992           817,413
   Shares reacquired                          (1,039)           (3,418)

   Net increase                            1,149,953           813,995

  *Inception date October 4, 1994



                                208







    Notes to Financial Statement, December 31, 1994 (continued)

  6.  Industry Disclosure

  As December 31, 1994 the International Fund and Pacific Rim
  Emerging Markets Fund portfolio diversification was as follows:

  Industry         International Fund   Pacific Rim
                                        Emerging
                                        Markets Fund

  Technology                4.13%           1.60%
  Capital Goods             5.16%           1.02%
  Consumer goods           16.32%           6.03%
  Consumer Services         2.24%           3.66%
  Finance                  18.85%          16.11%
  General Business          5.07%           7.85%
  Basic Industries         13.29%          20.06%
  Conglomerates             6.56%          14.11%
  Utilities                 6.40%           5.70%
  Real Estate               1.95%           1.29%
  Repurchase Agreements    20.03%          22.57%
  Total                   100.00%         100.00%


  7.  Foreign Exchange Contracts

  The International and Pacific Rim Emerging Markets Fund will, from time to time, enter into foreign currency exchange contracts. There are costs and risks associated with such currency transactions. No type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's foreign securities nor will prevent loss if the prices of such securities should decline. No future or forward foreign exchange contracts were held by the fund at December 31, 1994.

  8.  INVESTMENT ADVISORY FEE AND OTHER
      TRANSACTIONS WITH AFFILIATES

  MSFI has an Investment Advisory Agreement with Manufacturers Adviser Corporation ("the Adviser"), a wholly-owned subsidiary of Manulife Holding Corporation ("MHC"), a Delaware corporation, which in turn is a wholly-owned subsidiary of The Manufacturers Life Insurance Company of Michigan ("MLIM"). MLIM is a life insurance holding company organized in 1983 under Michigan law and a wholly-owned subsidiary of The Manufacturers Life Insurance Company ("Manulife Financial"), a mutual life insurance company based in Toronto, Canada.

  The Adviser is responsible for the management of MSFI's Funds and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of MSFI. For such services, the Adviser receives daily compensation at the annual rate of .50% from the Emerging Growth Equity Fund, Common Stock Fund, Real Estate Securities Fund, Balanced Assets Fund, Capital Growth Bond Fund and the Money Market Fund.

  For the International Fund and Pacific Rim Emerging Markets Fund, the Adviser receives the following for investment management: i) .85% of the average daily value of the aggregate net assets of each Fund on the first $100 million and ii) .70% of the average daily value of the aggregate net assets of each Fund in excess of $100 million. In addition, the Funds will reimburse the Adviser for general expenses necessary to the operation of the funds at the rate of i) up to .50% of the daily net assets of the portfolio for the International Fund and ii) up to .65% of the daily net assets of the portfolio for the Pacific Rim Emerging Markets Fund.

  Certain officers and/or directors of MSFI are officers and/or directors of the Adviser, MHC, MLIM, and Manulife Financial, however there are no common directors of MSFI and the Adviser.

  9. Financial Highlights

  Selected data for a share of capital stock outstanding for the periods indicated.

                                        EMERGING GROWTH EQUITY FUND

                                        Year Ended          Year Ended
                                        Dec. 31/94          Dec. 31/93


  Net asset value
  beginning of period                       $19.42              $17.76

  Income from investment operations:

  Net investment income                           0.01           (0.01)
  Net realized and unrealized
  gain or (loss) on investments              (0.81)               4.16
  Total from investment operations           (0.80)               4.15

  Dividend Distributions:

  Net investment income                       0.00                    ---
  Net realized gain                          (0.07)              (2.49)
  Total dividend distributions               (0.07)              (2.49)

  Net asset value end of period             $18.55              $19.42

  Net assets end of period (in 000's)             $97,379          $55,767

  Aggregate return on share outstanding
  during entire period                       (4.10)%       23.89%

  Significant ratios:

  Portfolio turnover                        69.40%         92.95%

  Ratio of expenses to average
  net assets                                0.50 %         0.50 %

  Ratio of net investment income to
  average net assets                         0.07%          (0.04)%

  Ratio of net investment income and
  realized and unrealized gain (loss)
  to average net assets                      (3.02)%      23.61 %


  9. Financial Highlights

  Selected data for a share of capital stock outstanding for the periods indicated.

                                        EMERGING GROWTH EQUITY FUND

                                        Year Ended          Year Ended
                                        Dec. 31/92          Dec. 31/91
  Net asset value
  beginning of period                       $16.18               $9.95

  Income from investment operations:

  Net investment income                      (0.02)                   ---
  Net realized and unrealized
  gain or (loss) on investments               3.51                7.08
  Total from investment operations            3.49                7.08

  Dividend Distributions:

  Net investment income                           ---                 ---
  Net realized gain                          (1.91)              (0.85)
  Total dividend distributions               (1.91)              (0.85)

  Net asset value end of period             $17.76              $16.18

  Net assets end of period (in 000's)        $18,504                $9,822

  Aggregate return on share outstanding
  during entire period                      21.82%             71.34%

  Significant ratios:

  Portfolio turnover                       126.62%         87.63%

  Ratio of expenses to average
  net assets                                 0.50%          0.50%

  Ratio of net investment income to
  average net assets                         (0.14)%             0.02%

  Ratio of net investment income and
  realized and unrealized gain (loss)
  to average net assets                     23.82%         50.44%


  9. Financial Highlights

  Selected data for a share of capital stock outstanding for the periods indicated.


                                        EMERGING GROWTH EQUITY FUND

                                        Year Ended          Year Ended
                                        Dec. 31/90          Dec. 31/89

  Net asset value
  beginning of period                       $12.20               $8.75

  Income from investment operations:

  Net investment income                           0.17            0.20
  Net realized and unrealized
  gain or (loss) on investments              (1.98)               3.46
  Total from investment operations           (1.81)               3.66

  Dividend Distributions:

  Net investment income                      (0.17)              (0.21)
  Net realized gain                          (0.27)                   ---
  Total dividend distributions               (0.44)              (0.21)

  Net asset value end of period              $9.95              $12.20

  Net assets end of period (in 000's)          $4,137               $3,859

  Aggregate return on share outstanding
  during entire period                      (14.90)%       42.19%

  Significant ratios:

  Portfolio turnover                       100.86%        116.14%

  Ratio of expenses to average
  net assets                                 0.50%          0.50%

  Ratio of net investment income to
  average net assets                         1.55%          1.95%

  Ratio of net investment income and
  realized and unrealized gain (loss)
  to average net assets                     (16.10)%       34.63%


  9. Financial Highlights

  Selected data for a share of capital stock outstanding for the periods indicated.


                                        EMERGING GROWTH EQUITY FUND

                                        Year Ended          Year Ended
                                        Dec. 31/88          Dec. 31/87

  Net asset value
  beginning of period                        $7.61              $10.45

  Income from investment operations:

  Net investment income                           0.14            0.01
  Net realized and unrealized
  gain or (loss) on investments                   1.16            0.18
  Total from investment operations                1.30            0.19

  Dividend Distributions:

  Net investment income                      (0.12)              (0.01)
  Net realized gain                          (0.04)              (3.02)
  Total dividend distributions               (0.16)              (3.03)

  Net asset value end of period              $8.75               $7.61

  Net assets end of period (in 000's)         $2,682                 $2,012

  Aggregate return on share outstanding
  during entire period                        16.94%             (4.88)%

  Significant ratios:

  Portfolio turnover                       190.06%        196.48%

  Ratio of expenses to average
  net assets                                 0.50%          0.50%

  Ratio of net investment income to
  average net assets                         1.54%          0.06%

  Ratio of net investment income and
  realized and unrealized gain (loss)
  to average net assets                     14.77%         (16.68)%


  9. Financial Highlights

  Selected data for a share of capital stock outstanding for the periods indicated.


                                        EMERGING GROWTH EQUITY FUND

                                        Year Ended          Year Ended
                                        Dec. 31/86          Dec. 31/85
  Net asset value
  beginning of period                       $12.58              $10.67

  Income from investment operations:

  Net investment income                       0.03                0.10
  Net realized and unrealized
  gain or (loss) on investments              (0.78)               2.32
  Total from investment operations           (0.75)               2.42

  Dividend Distributions:

  Net investment income                      (0.03)              (0.40)
  Net realized gain                          (1.35)              (0.11)
  Total dividend distributions               (1.38)              (0.51)

  Net asset value end of period             $10.45              $12.58

  Net assets end of period (in 000's)         $1,377                $1,403

  Aggregate return on share outstanding
  during entire period                       (6.59)%       23.38%

  Significant ratios:

  Portfolio turnover                       247.88%         64.52%

  Ratio of expenses to average
  net assets                                 0.20%               0.20%

  Ratio of net investment income to
  average net assets                         0.26%               0.81%

  Ratio of net investment income and
  realized and unrealized gain (loss)
  to average net assets                      (6.68)%       20.63%


            Notes to Financial Statements, December 31, 1994 (continued)

  9. Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated.

                                             COMMON STOCK FUND

                                        Year Ended          Year Ended
                                        Dec. 31/94          Dec. 31/93

  Net asset value
  beginning of period                       $14.68              $13.73

  Income from investment operations:

  Net investment income                       0.20                0.19
  Net realized and unrealized
  gain or (loss) on investments              (0.81)               1.64
  Total from investment operations           (0.61)               1.83

  Dividend Distributions:

  Net investment income                      (0.20)              (0.19)
  Net realized gain                          (0.51)              (0.69)
  Total dividend distributions               (0.71)              (0.88)

  Net asset value end of period             $13.36              $14.68

  Net assets end of period (in 000's)         $34,829               $21,651
  Aggregate return on share outstanding
  during entire period                       (4.19)%       13.39%

  Significant ratios:

  Portfolio turnover                        84.78%         88.23%

  Ratio of expenses to average
  net assets                                 0.50%          0.50%

  Ratio of net investment income to
  average net assets                         1.53%          1.39%

  Ratio of net investment income and
  realized and unrealized gain (loss)
  to average net assets                      (4.49)%      11.50 %


            Notes to Financial Statements, December 31, 1994 (continued)

  9. Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated.

                                             COMMON STOCK FUND

                                        Year Ended          Year Ended
                                        Dec. 31/92          Dec. 31/91

  Net asset value
  beginning of period                       $13.33              $10.48

  Income from investment operations:

  Net investment income                       0.18                0.21
  Net realized and unrealized
  gain or (loss) on investments               0.61                2.94
  Total from investment operations            0.79                3.15

  Dividend Distributions:

  Net investment income                      (0.18)              (0.21)
  Net realized gain                          (0.21)              (0.09)
  Total dividend distributions               (0.39)              (0.30)

  Net asset value end of period             $13.73              $13.33

  Net assets end of period (in 000's)         $9,708                $5,480

  Aggregate return on share outstanding
  during entire period                       6.07%         30.18%

  Significant ratios:

  Portfolio turnover                        47.60%         53.01%

  Ratio of expenses to average
  net assets                                0.50 %         0.50 %

  Ratio of net investment income to
  average net assets                        1.51 %         1.78 %

  Ratio of net investment income and
  realized and unrealized gain (loss)
  to average net assets                     7.94 %        25.41 %


                                         222







            Notes to Financial Statements, December 31, 1994 (continued)

  9. Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated.

                                             COMMON STOCK FUND

                                        Year Ended          Year Ended
                                        Dec. 31/90          Dec. 31/89


  Net asset value
  beginning of period                       $11.25               $8.91

  Income from investment operations:

  Net investment income                       0.32                0.36
  Net realized and unrealized
  gain or (loss) on investments              (0.77)               2.34
  Total from investment operations           (0.45)               2.70

  Dividend Distributions:

  Net investment income                      (0.32)              (0.36)
  Net realized gain                               ---                 ---
  Total dividend distributions               (0.32)              (0.36)

  Net asset value end of period             $10.48              $11.25

  Net assets end of period (in 000's)         $2,873                $2,140

  Aggregate return on share outstanding
  during entire period                       (4.06)%       30.66%

  Significant ratios:

  Portfolio turnover                       120.84%        120.92%

  Ratio of expenses to average
  net assets                                 0.50%          0.50%

  Ratio of net investment income to
  average net assets                         3.06%          3.48%

  Ratio of net investment income and
  realized and unrealized gain (loss)
  to average net assets                      (3.40)%       23.77%

                                         224







            Notes to Financial Statements, December 31, 1994 (continued)

  9. Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated.

                                             COMMON STOCK FUND

                                        Year Ended          Year Ended
                                        Dec. 31/88          Dec. 31/87

  Net asset value
  beginning of period                        $8.36               $9.97

  Income from investment operations:

  Net investment income                       0.28                0.15
  Net realized and unrealized
  gain or (loss) on investments               0.56               (1.63)
  Total from investment operations            0.84               (1.48)

  Dividend Distributions:

  Net investment income                      (0.29)              (0.13)
  Net realized gain                               ---                 ---
  Total dividend distributions               (0.29)              (0.13)

  Net asset value end of period              $8.91               $8.36

  Net assets end of period (in 000's)          $1,173                $942

  Aggregate return on share outstanding
  during entire period                       9.86%         (14.98)%

  Significant ratios:

  Portfolio turnover                       172.13%         54.87%

  Ratio of expenses to average
  net assets                                 0.50%        0.50%**

  Ratio of net investment income to
  average net assets                         3.16%        2.28%**

  Ratio of net investment income and
  realized and unrealized gain (loss)
  to average net assets                      9.13%         (24.73)%


                                         226






  **Annualized


                             REAL ESTATE SECURITIES FUND


  Year Ended        Year Ended          Year Ended          Year Ended
  Dec. 31/94        Dec. 31/93          Dec. 31/92          Dec. 31/91


$14.07             $12.75              $10.92               $8.16


 0.55                0.47                0.45                0.53


(0.93)          2.38                1.83                2.76
(0.38)          2.85                2.28                3.29

(0.27)         (0.47)              (0.45)        (0.53)
(0.08)         (1.06)                   ---                 ---
(0.35)         (1.53)              (0.45)        (0.53)

$13.34             $14.07              $12.75              $10.92


  $42,571             $24,106               $7,273            $4,120


(2.76)%       22.61%              21.29%        41.10%


35.60%       143.00%              70.71%        40.29%


0.50%          0.50%               0.50%         0.50%


4.26%          3.93%               4.13%         5.40%


(4.48)%       15.23%              20.29%        33.48%





                             REAL ESTATE SECURITIES FUND


  Year Ended        Year Ended          Year Ended          April 30/87
  Dec. 31/90        Dec. 31/89          Dec. 31/88          Dec. 31/87


$9.24               $9.12               $8.76              $10.02


 0.67                0.68                0.70                0.48


(1.09)          0.15                0.37               (1.30)
(0.42)          0.83                1.07               (0.82)


(0.66)         (0.71)              (0.71)        (0.44)
     ---                 ---                 ---                 ---
(0.66)         (0.71)              (0.71)        (0.44)

$8.16               $9.24               $9.12               $8.76


  $2,771               $2,875               $2,488             $2,007


(4.53)%        9.23%              11.72%         (8.42)%


24.37%        15.09%              23.15%        10.27%


0.50%          0.50%               0.50%       0.50%**


7.74%          7.29%               7.18%       7.34%**


(4.73)%        8.53%              10.52%        (13.19)%





            Notes to Financial Statements, December 31, 1994 (continued)

  9.      Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated.

                                BALANCED ASSETS FUND

                                           Year Ended  Year Ended
                                           Dec. 31/94  Dec. 31/93

   Net asset value                    $15.18         $14.52
   beginning of period
   Income from investment operations:
   Net investment income                 0.48           0.44

   Net realized and unrealized gain or
   (loss) on investments                (1.11)         1.29

   Total from investment operations     (0.63)         1.73

   Dividend Distributions:
   Net investment income                (0.48)         (0.44)

   Net realized gain                    (0.30)            (0.63)
   Total dividend distributions         (0.78)         (1.07)


   Net asset value end of period      $13.77         $15.18


   Net assets end of period (in 000's)      $74,737     $58,156
   Aggregate return on share outstanding
     during entire period               (4.15)%       11.99%

   Significant ratios:
   Portfolio turnover                  86.42%         96.62%
   Ratio of expenses to average
     net assets                         0.50%          0.50%

   Ratio of net investment income to
     average net assets                 3.37%          3.08%

   Ratio of net investment income and
     realized and unrealized gain (loss)
     to average net assets              (4.11)%       10.09%

            Notes to Financial Statements, December 31, 1994 (continued)

  9.      Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated.

                                BALANCED ASSETS FUND
                                           Year Ended  Year Ended
                                           Dec. 31/92  Dec. 31/91

   Net asset value                    $14.51         $12.35
   beginning of period
   Income from investment operations:
   Net investment income                 0.51           0.60

   Net realized and unrealized gain or
   (loss) on investments                0.37           2.22

   Total from investment operations     0.88           2.82

   Dividend Distributions:
   Net investment income                (0.51)         (0.60)

   Net realized gain                    (0.36)            (0.06)
   Total dividend distributions         (0.87)         (0.66)


   Net asset value end of period      $14.52         $14.51


   Net assets end of period (in 000's)      $27,733     $18,515
   Aggregate return on share outstanding
     during entire period               6.21%         23.36%

   Significant ratios:
   Portfolio turnover                  75.83%         41.95%
   Ratio of expenses to average
     net assets                         0.50%          0.50%

   Ratio of net investment income to
     average net assets                 3.75%          4.52%

   Ratio of net investment income and
     realized and unrealized gain (loss)
     to average net assets              6.99%         20.84%

            Notes to Financial Statements, December 31, 1994 (continued)

  9.      Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated.

                                BALANCED ASSETS FUND

                                           Year Ended  Year Ended
                                           Dec. 31/90  Dec. 31/89

   Net asset value                    $12.87         $11.22
   beginning of period
   Income from investment operations:
   Net investment income                 0.69           0.75

   Net realized and unrealized gain or
   (loss) on investments                (0.50)         1.61

   Total from investment operations     0.19           2.36

   Dividend Distributions:
   Net investment income                (0.71)         (0.71)

   Net realized gain                           --          --
   Total dividend distributions         (0.71)         (0.71)


   Net asset value end of period      $12.35         $12.87


   Net assets end of period (in 000's)      $12,733     $10,412
   Aggregate return on share outstanding
     during entire period               1.62%         21.33%

   Significant ratios:
   Portfolio turnover                 116.03%        131.31%
   Ratio of expenses to average
     net assets                         0.50%          0.50%

   Ratio of net investment income to
     average net assets                 5.71%          6.06%

   Ratio of net investment income and
     realized and unrealized gain (loss)
     to average net assets              2.04%         18.69%

            Notes to Financial Statements, December 31, 1994 (continued)

  9.      Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated.

                                BALANCED ASSETS FUND

                                           Year Ended  Year Ended
                                           Dec. 31/88  Dec. 31/87

   Net asset value
   beginning of period                $11.09         $14.11
   Income from investment operations:
   Net investment income                 0.61           0.56

   Net realized and unrealized gain or
   (loss) on investments                0.22           (0.28)

   Total from investment operations     0.83           0.28
   Dividend Distributions:
   Net investment income                (0.67)         (0.67)

   Net realized gain                    (0.03)            (2.63)
   Total dividend distributions         (0.70)         (3.30)

   Net asset value end of period      $11.22         $11.09

   Net assets end of period (in 000's)       $8,004      $7,872
   Aggregate return on share outstanding
     during entire period               7.61%          (1.77)%

   Significant ratios:
   Portfolio turnover                 132.32%        127.46%
   Ratio of expenses to average
     net assets                         0.50%          0.50%

   Ratio of net investment income to
     average net assets                 5.42%          3.60%

   Ratio of net investment income and
     realized and unrealized gain (loss)
     to average net assets              7.40%          (5.59)%

            Notes to Financial Statements, December 31, 1994 (continued)

  9.      Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated.

                                BALANCED ASSETS FUND

                                           Year Ended  Year Ended
                                           Dec. 31/86  Dec. 31/85

   Net asset value
   beginning of period                $12.85             $11.57

   Income from investment operations:
   Net investment income                 0.68           0.79

   Net realized and unrealized gain or
   (loss) on investments                1.49           1.95

   Total from investment operations     2.17           2.74
   Dividend Distributions:
   Net investment income                (0.66)         (1.13)

   Net realized gain                    (0.25)            (0.33)
   Total dividend distributions         (0.91)         (1.46)

   Net asset value end of period      $14.11         $12.85

   Net assets end of period (in 000's)       $5,285      $4,435
   Aggregate return on share outstanding
     during entire period              17.35%         27.30%

   Significant ratios:
   Portfolio turnover                  81.42%         36.46%
   Ratio of expenses to average
     net assets                         0.20%          0.20%

   Ratio of net investment income to
     average net assets                 4.83%          6.73%

   Ratio of net investment income and
     realized and unrealized gain (loss)
     to average net assets             15.18%          24.70


                              CAPITAL GROWTH BOND FUND

                                           Year Ended  Year Ended
                                           Dec. 31/94  Dec. 31/93



   Net asset value
   beginning of period                $11.33         $11.12
   Income from investment operations:
   Net investment income                 0.72           0.65

   Net realized and unrealized gain or
   (loss) on investments                (1.22)         0.51

   Total from investment operations     (0.50)         1.16
   Dividend Distributions:
   Net investment income                (0.72)         (0.65)

   Net realized gain                    (0.01)            (0.30)
   Total dividend distributions         (0.73)         (0.95)

   Net asset value end of period      $10.10         $11.33

   Net assets end of period (in 000's)      $33,618     $41,183
   Aggregate return on share outstanding
     during entire period               (4.49)%       10.56%

   Significant ratios:
   Portfolio turnover                  79.04%         94.75%
   Ratio of expenses to average
     net assets                         0.50%          0.50%

   Ratio of net investment income to
     average net assets                 6.29%          5.69%

   Ratio of net investment income and
     realized and unrealized gain (loss)
     to average net assets              (5.23)%        9.28%

                              CAPITAL GROWTH BOND FUND

                                           Year Ended  Year Ended
                                           Dec. 31/92  Dec. 31/91

   Net asset value
   beginning of period                $11.47         $10.62
   Income from investment operations:
   Net investment income                 0.77           0.83

   Net realized and unrealized gain or
   (loss) on investments                (0.11)         0.85

   Total from investment operations     0.66           1.68
   Dividend Distributions:
   Net investment income                (0.78)         (0.83)

   Net realized gain                    (0.23)             --
   Total dividend distributions         (1.01)         (0.83)

   Net asset value end of period      $11.12         $11.47

   Net assets end of period (in 000's)      $30,695     $29,326
   Aggregate return on share outstanding
     during entire period               5.89%         16.38%

   Significant ratios:
   Portfolio turnover                 153.05%         19.60%
   Ratio of expenses to average
     net assets                         0.50%          0.50%

   Ratio of net investment income to
     average net assets                 6.76%          7.54%

   Ratio of net investment income and
     realized and unrealized gain (loss)
     to average net assets              5.78%         15.35%

                              CAPITAL GROWTH BOND FUND

                                           Year Ended  Year Ended
                                           Dec. 31/90  Dec. 31/89

   Net asset value
   beginning of period                     $10.82    $10.32

   Income from investment operations:
   Net investment income                 0.88           0.90

   Net realized and unrealized gain or
   (loss) on investments                (0.21)         0.50

   Total from investment operations     0.67           1.40
   Dividend Distributions:
   Net investment income                (0.87)         (0.90)

   Net realized gain                           --          --
   Total dividend distributions         (0.87)         (0.90)

   Net asset value end of period      $10.62         $10.82

   Net assets end of period (in 000's)      $24,818     $22,768
   Aggregate return on share outstanding
     during entire period               6.58%         13.88%

   Significant ratios:
   Portfolio turnover                  40.73%         68.61%
   Ratio of expenses to average
     net assets                         0.50%          0.50%

   Ratio of net investment income to
     average net assets                 8.25%          8.34%

   Ratio of net investment income and
     realized and unrealized gain (loss)
     to average net assets              6.51%         12.83%

                              CAPITAL GROWTH BOND FUND

                                           Year Ended  Year Ended
                                           Dec. 31/88  Dec. 31/87

   Net asset value
   beginning of period                $10.53         $13.09
   Income from investment operations:
   Net investment income                 0.92           0.99

   Net realized and unrealized gain or
   (loss) on investments                (0.17)         (1.12)

   Total from investment operations     0.75           (0.13)
   Dividend Distributions:
   Net investment income                (0.93)         (1.20)

   Net realized gain                    (0.03)             (1.23)
   Total dividend distributions         (0.96)         (2.43)

   Net asset value end of period      $10.32         $10.53

   Net assets end of period (in 000's)      $19,722      $18,095
   Aggregate return on share outstanding
     during entire period               7.14%          (1.69)%

   Significant ratios:
   Portfolio turnover                  29.36%         55.80%
   Ratio of expenses to average
     net assets                         0.50%          0.50%

   Ratio of net investment income to
     average net assets                 8.48%          8.13%

   Ratio of net investment income and
     realized and unrealized gain (loss)
     to average net assets              6.88%          (1.68)%

                              CAPITAL GROWTH BOND FUND

                                           Year Ended  Year Ended
                                           Dec. 31/86  Dec. 31/85

   Net asset value
   beginning of period                $12.62         $11.53
   Income from investment operations:
   Net investment income                 1.04           1.15

   Net realized and unrealized gain or
   (loss) on investments                1.46           1.48

   Total from investment operations     2.50           2.63
   Dividend Distributions:
   Net investment income                (1.03)         (1.53)

   Net realized gain                    (1.00)            (0.01)
   Total dividend distributions         (2.03)         (1.54)

   Net asset value end of period      $13.09              $12.62

   Net assets end of period (in 000's)      $17,674     $14,481
   Aggregate return on share outstanding
     during entire period              22.37%         26.13%

   Significant ratios:
   Portfolio turnover                  42.57%        286.36%
   Ratio of expenses to average
     net assets                         0.20%          0.20%

   Ratio of net investment income to
     average net assets                 8.10%          9.96%

   Ratio of net investment income and
     realized and unrealized gain (loss)
     to average net assets             19.72%         23.91%


            Notes to Financial Statements, December 31, 1994 (continued)


  9.  Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated

                                                         MONEY MARKET FUND

                                                        Year Ended     Year Ended
                                                        Dec. 31/94     Dec. 31/93
  Net asset value
  beginning of period                                     $10.23          $10.22

  Income from investment operations:
  Net investment income                                     0.39            0.27
  Net realized and unrealized loss on investments
  and foreign currency transactions and translation          ---             ---
  Total from investment options                             0.39            0.27

  Dividend Distributions:
  Net investment income                                    (0.36)          (0.26)

  Net realized gain                                          ---             ---
  Total dividend distributions                             (0.36)          (0.26)

  Net asset value end of period                           $10.26          $10.23

  Net assets end of period (in 000's)                    $24,384         $13,860

  Aggregate return on share outstanding
    during entire period                                   3.89%           2.73%

  Significant ratios:
  Portfolio turnover                                        None            None

  Ratio of expenses to average
    net assets                                             0.50%           0.50%

  Ratio of net investment income to
    average net assets                                     3.84%           2.67%

  Ratio of net investment income and
    realized and unrealized gain (loss
    to average net assets                                  3.84%           2.67%


  9.  Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated

                                                            MONEY MARKET FUND

                                                        Year Ended     Year Ended
                                                        Dec. 31/92     Dec. 31/91
  Net asset value
  beginning of period                                     $10.21          $10.21

  Income from investment operations:
  Net investment income                                     0.34            0.57
  Net realized and unrealized loss on investments
  and foreign currency transactions and translation          ---             ---
  Total from investment options                             0.34            0.57

  Dividend Distributions:
  Net investment income                                    (0.33)          (0.57)

  Net realized gain                                          ---             ---
  Total dividend distributions                             (0.33)          (0.57)

  Net asset value end of period                           $10.22          $10.21

  Net assets end of period (in 000's)                    $10,825          $8,615

  Aggregate return on share outstanding
    during entire period                                   3.40%           5.60%

  Significant ratios:
  Portfolio turnover                                        None            None

  Ratio of expenses to average
    net assets                                             0.50%           0.50%

  Ratio of net investment income to
    average net assets                                     3.25%           5.45%

  Ratio of net investment income and
    realized and unrealized gain (loss
    to average net assets                                  3.25%           5.45%


  9.  Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated

                                                            MONEY MARKET FUND

                                                        Year Ended     Year Ended
                                                        Dec. 31/90     Dec. 31/89
  Net asset value
  beginning of period                                     $10.16          $10.15

  Income from investment operations:
  Net investment income                                     0.78            0.88
  Net realized and unrealized loss on investments
  and foreign currency transactions and translation          ---             ---
  Total from investment options                             0.78            0.88

  Dividend Distributions:
  Net investment income                                    (0.73)          (0.87)

  Net realized gain                                          ---             ---
  Total dividend distributions                             (0.73)          (0.87)

  Net asset value end of period                           $10.21          $10.16

  Net assets end of period (in 000's)                     $8,606          $6,037

  Aggregate return on share outstanding
    during entire period                                   7.82%           8.88%

  Significant ratios:
  Portfolio turnover                                        None            None

  Ratio of expenses to average
    net assets                                             0.50%           0.50%

  Ratio of net investment income to
    average net assets                                     7.41%           8.43%

  Ratio of net investment income and
    realized and unrealized gain (loss
    to average net assets                                  7.41%           8.43%


  9.  Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated

                                                            MONEY MARKET FUND

                                                        Year Ended     Year Ended
                                                        Dec. 31/88     Dec. 31/87
  Net asset value
  beginning of period                                     $10.02          $10.14

  Income from investment operations:
  Net investment income                                     0.89            0.58
  Net realized and unrealized loss on investments
  Total from investment options                             0.89            0.58

  Dividend Distributions:
  Net investment income                                    (0.76)          (0.70)

  Net realized gain                                          ---             ---
  Total dividend distributions                             (0.76)          (0.70)

  Net asset value end of period                           $10.15          $10.02

  Net assets end of period (in 000's)                     $5,259          $1,545

  Aggregate return on share outstanding
    during entire period                                   7.06%           5.67%

  Significant ratios:
  Portfolio turnover                                        None            None

  Ratio of expenses to average
    net assets                                             0.50%           0.50%

  Ratio of net investment income to
    average net assets                                     6.94%           5.50%

  Ratio of net investment income and
    realized and unrealized gain (loss
    to average net assets                                  6.94%           5.50%


  9.  Financial Highlights (continued)

  Selected data for a share of capital stock outstanding for the periods indicated

                                                            MONEY MARKET FUND

                                                        Year Ended     Year Ended
                                                        Dec. 31/86     Dec. 31/85
  Net asset value
  beginning of period                                     $10.19          $10.62

  Income from investment operations:
  Net investment income                                     0.60            0.71
  Net realized and unrealized loss on investments
  and foreign currency transactions and translation          ---             ---
  Total from investment options                             0.60            0.71

  Dividend Distributions:
  Net investment income                                    (0.65)          (1.14)

  Net realized gain                                          ---             ---
  Total dividend distributions                             (0.65)          (1.14)

  Net asset value end of period                           $10.14          $10.19

  Net assets end of period (in 000's)                     $1,198          $1,134

  Aggregate return on share outstanding
    during entire period                                   6.07%           7.13%

  Significant ratios:
  Portfolio turnover                                        None            None

  Ratio of expenses to average
    net assets                                             0.20%           0.20%

  Ratio of net investment income to
    average net assets                                     5.89%           6.89%

  Ratio of net investment income and
    realized and unrealized gain (loss
    to average net assets                                  5.89%           6.89%


  INTERNATIONAL FUND                              *PACIFIC RIM EMERGING MARKETS FUND
      Period                                Period
     Oct. 04/94                         Oct. 04/94
     Dec. 31/94                         Dec. 31/94

    $10.00                                $10.00


      0.02                                  0.04

       (0.18)                              (0.59)
       (0.16)                              (0.55)


     (0.02)                                (0.04)
     0.00                                  0.00
     (0.02)                                (0.04)

    $9.82                                 $9.41

      $11,290                                $7,657

         (1.54)%                              (5.63)%

         0.00%                                 0.00%

         1.35%**                               1.65%**

         1.31%**                               1.84%**

        (6.28)%**                            (23.41)%**



   * Inception Date October 4, 1994.
  ** Annualized


                              PART C.

                         OTHER INFORMATION

  Item 24.  Financial Statements and Exhibits

            (a)  Financial Statements:*

                 Report of Independent Auditors dated February
                 6, 1995

                 Statement of investments as of December 31,
                 1994

                 Statement of assets and liabilities as of December 31, 1994

                 Statement of operations for the period ended
                 December 31, 1994

                 Statement of changes in net assets for the periods Ended December 31, 1994 and 1993

                 Notes to Financial Statements, December 3l,
                 1994

                 Statement of investments as of June 30, 1995
                 (unaudited)

                 Statement of assets and liabilities as of June
                 30, 1995 (unaudited)

                 Statement of operations for the period ended
                 June 30, 1995 (unaudited)

                 Statement of changes in net assets for the periods Ended June 30, 1995 (unaudited)

                 Notes to Financial Statements, June 30, 1995

            (b) Exhibits, including those previously filed and incorporated herein by reference.

                 (1)        Articles of Incorporation of
                            Manulife Series Fund, Inc.**

                 (1)(a)     Articles Supplementary of Manulife
                            Series Fund, Inc.**

                 (1)(b)     Articles Supplementary of Manulife
                            Series Fund, Inc.**

                 (1)(c)     Articles Supplementary of Manulife
                            Series Fund, Inc.**
  ____________________

  *  Included in Part B of this registration statement.
  ** Filed electronically.

                 (2)        By-laws of Manulife Series Fund,
                            Inc., previously filed as Exhibit
                            (2) to Post-Effective Amendment No.
                            8, May 1, 1991.

                 (4)(a)     Specimen Certificate of Emerging
                            Growth Equity Fund Common Stock,
                            previously filed as Exhibit (4)(a)
                            to Pre-Effective Amendment No. 1,
                            May 9, 1984.

                 (4)(b)     Specimen Certificate of Balanced
                            Assets Fund Common Stock, previously
                            filed as Exhibit (4)(b) to Pre-
                            Effective Amendment No. 1, May 9,
                            1984.

                 (4)(c)     Specimen Certificate of Capital
                            Growth Bond Fund Common Stock,
                            previously filed as Exhibit (4)(c)
                            to Pre-Effective Amendment No. 1,
                            May 9, 1984

                 (4)(d)     Specimen Certificate of Money-Market
                            Fund Common Stock, previously filed
                            as Exhibit (4)(d) to Pre-Effective
                            Amendment No. 1, May 9, 1984.

                 (4)(e) Specimen Certificate of Common Stock Fund Common Stock, previously filed as Exhibit (4)(e) to Pre-Effective Amendment No. 4, March 13, 1987.

                 (4)(f) Specimen Certificate of Real Estate Securities Fund Common Stock, previously filed as Exhibit (4)(f) to Post-Effective Amendment No. 4, March 13, 1987.

                 (4)(g)     Specimen Certificate of
                            International Fund Common Stock,
                            previously filed as Exhibit (4)(g)
                            to Post-Effective Amendment No. 14,
                            March 1, 1994.

                 (4)(h) Specimen Certificate of Pacific Rim Emerging Markets Fund Common Stock, previously filed as Exhibit (4)(h) to Post-Effective Amendment No. 14, March 1, 1994.
  ____________________
  ** Filed electronically.

                 (4)(i)     Specimen Stock Certificate of Equity
                            Index Fund.**

                 (5)(a)     Investment Advisory Agreement
                            Between Manulife Series Fund, Inc.
                            and Manufacturers Adviser
                            Corporation.**

                 (5)(a)(i)  Amendment to Investment Advisory
                            Agreement Between Manulife Series
                            Fund, Inc. and Manufacturers Adviser
                            Corporation dated September 30,
                            1994.**.

                 (5)(a)(ii) Form of Amendment to Investment
                            Advisory Agreement Between Manulife
                            Series Fund, Inc. and Manufacturers
                            Adviser Corporation.**

                 (5)(b)     Service Agreement Among The
                            Manufacturers Life Insurance
                            Company, Manulife Series Fund, Inc.
                            and Manufacturers Adviser
                            Corporation, previously filed as
                            Exhibit (5)(b) to Pre-Effective
                            Amendment No. 1, May 9, 1984.


                 (5)(b)(i)  Service Agreement among The
                            Manufacturers Life Insurance
                            Company, Manulife Series Fund, Inc.
                            and Manufacturers Adviser
                            Corporation dated October 4, 1994.

                 (8)(i)     Custodian Agreement Between State
                            Street Bank and Trust Company and
                            Manulife Series Fund, Inc.,
                            previously filed as Exhibit (8) to
                            Post-Effective Amendment No. 9,
                            February 28, 1992.

                 (8)(ii)    Amendment to Custodian Agreement
                            between State Street Bank and Trust
                            Company and Manulife Series Fund,
                            Inc., previously filed as Exhibit
                            (8)(ii) to Post-Effective Amendment
                            No. 14, March 1, 1994.

  ____________________

  ** Filed electronically.

                 (9)        License Agreement For Use of Name
                            Between The Manufacturers Life
                            Insurance Company and Manulife
                            Series Fund, Inc., previously filed
                            as Exhibit 9 to Registrant's
                            registration statement on Form N-1,
                            July 27, 1983.

                 (10)       Consent of Jones & Blouch.**

                 (11)       Consent of Ernst & Young LLP.**

                 (13)       Investment Undertaking from The
                            Manufacturers Life Insurance Company
                            of America dated May 3, 1984,
                            previously filed as Exhibit 13 to
                            Post-Effective Amendment No. 1,
                            December 14, 1984.

                 (13)(a)    Investment Undertaking from The
                            Manufacturers Life Insurance Company
                            of America dated February 17, 1987,
                            previously filed as Exhibit 13(a) to
                            Post-Effective Amendment No. 4,
                            March 13, 1987.

                 (13)(b)    Investment Undertaking from The
                            Manufacturers Life Insurance Company
                            of America dated October 4, 1994,
                            previously filed as Exhibit (13)(b)
                            to Post-Effective Amendment No. 14,
                            February 28, 1995.

                 (13)(c)    Form of Investment Undertaking from
                            The Manufacturers Life Insurance
                            Company.**

                 (16)       Computation of performance
                            quotations, previously filed as
                            Exhibit (16) to Post-Effective
                            Amendment No. 14, February 28, 1995.

                 (17)       Financial Data Schedule.**




  ____________________

  ** Filed electronically.

  Item 25.  Persons Controlled by or Under Common Control with
            Registrant

       Separate Accounts of The Manufacturers Life Insurance Company of America ("Manufacturers Life of America"), a corporation organized under the laws of the State of Michigan, own all of the Registrant's outstanding securities. Shares held by such Separate Accounts will be voted as directed by owners of life insurance and annuity contracts participating in such separate accounts. Manufacturers Life of America is an indirect wholly-owned subsidiary of The Manufacturers Life Insurance Company, a mutual life insurance company organized under the laws of Canada. The subsidiaries of The Manufacturers Life Insurance Company are as follows:


              THE MANUFACTURERS LIFE INSURANCE COMPANY
        (Subsidiaries Organization Chart - including certain
                      Significant Investments)

  I.   The Manufacturers Life Insurance Company (Canada)
       A.   Manulife Data Services Inc.- Barbados (100%)
       B.   Domlife Realty Limited - Canada (100%)
       C.   Balmoral Developments Inc. - Ontario (100%)
       D.   Cabot Place Ltd. - Canada (100%)
       E.   Cantay Holdings Inc. - Ontario (100%)
       F.   576986 Ontario Inc. - Ontario (100%)
       G.   The Manufacturers (Pacific Asia) Insurance Company
            Limited - H.K. (100%)
       H.   Manulife Holdings (Hong Kong) Limited - H.K. (100%)
       I.   Manulife Financial Systems (Hong Kong) Limited -
            H.K. (100%)

       J.   P.T. Asuransi Jiwa Dharmala Manulife -
            Indonesia (51%)

       K.   Manulife (International) Limited - Bermuda (100%)
       L.   OUB Manulife Pte. Ltd. - Singapore (50%)
       M.   Manulife Investment Management Corporation -

            Canada (100%)
            1.   159139 Canada Inc. - Canada (50%)

                 i.   Altamira Management Ltd. - Canada (70.77%)
                      A.   ACI2 Limited - Cayman (100%)
                           a.   Regent Pacific Group Limited-

                                Cayman (69.4%)
                      B.   Altamira Financial Services Inc. -

                           Ontario (100%)

                           a.   AIS Securities (Partnership) -
                                Ontario (5%)
                           b.   Altamira Investment Services

                                Inc. - Ontario (100%)
                                a/  AIS Securities

                                    (Partnership) - Ontario (95%)
                                b/  Altamira (Alberta) Ltd. -
                                    Alberta (100%)

                                c/  Capital Growth Financial
                                    Services Inc. -

                                    Ontario (100%)
       N.   ManuCab Ltd. - Canada (100%)
            1.   Plazcab Service Limited - Canada (100%)

       0.   The Manufacturers Life Insurance Company of Michigan
            - Michigan (100%)

            1.   The Manufacturers Life Insurance Company of
                 America - Michigan - (100%)
                 i.   Manulife Series Fund Inc. -

                      Maryland (100%)
                 ii.  Taiwan (Branch)

            2.   Manulife Reinsurance Limited - Bermuda (100%)
            3.   The Manufacturers Life Insurance (U.S.A.) -
                 Michigan (100%)

            4.   Manulife Holding Corporation - Delaware (100%)
                 i.   Manufacturers Adviser Corporation -

                      Colorado (100%)
                 ii.  Manufacturers Life Mortgage Securities
                      Corporation - Delaware (100%)

                 iii. Capital Design Corporation -
                      California (100%)

                 iv.  ManEquity, Inc. - Colorado (100%)
                 v.   Manulife Service Corporation -
                      Colorado (100%)

       P.   Manulife (International) Reinsurance Limited -
            Bermuda (100%)

            1.   Manulife (International) P&C Limited -
                 Bermuda (100%)

            2.   Manufacturers P&C Limited - Bermuda (100%)
       Q.   16351 Canada Limited - Canada (100%)
       R.   Ky Holding Corporation - Ontario (100%)

       S.   172846 Canada Limited - Canada (100%)
       T.   Manulife Financial Holdings Limited - Ontario (100%)

            1.   Family Financial Services Limited -
                 Ontario (100%)
                 i.   742166 Ontario Inc. - Ontario (100%)

                 ii.  Family Trust Corporation - Ontario (100%)
                      A.   Family Financial Mortgage Corporation

                           - Ontario (100%)
                      B.   Family Realty Firstcorp Limited -
                           Ontario (100%)

                      C.   Thos. N. Shea Investment Corporation
                           Limited - Ontario (100%)

            2.   First Line Trust Company - Canada (80.0%)
                 i.   Broker Systems Inc. - Ontario (100%)
                 ii.  First Line Securities Corporation -

                      Ontario (100%)
            3.   Manulife Bank of Canada - Canada (100%)

                 i.   Manulife Securities International Ltd. -
                      Ontario (100%)
       U.   Manufacturers Life Capital Corporation Inc. -

            Canada (100%)
       V.   Townvest Inc. - Ontario (100%)

       W.   Dombur Investments Limited - Ontario (100%)
       X.   Manulife International Investment Management Limited
            - U.K. (100%)

            1.   Manulife International Fund Management
                 Limited - U.K. (100%)

       Y.   Manulife (Malaysia) SDN. BHD. - Malaysia (100%)
       Z.   Manulife (Thailand) Ltd. - Thailand (100%)
       AA.  Western Trust Holdings Limited - U.K. (100%)

            1.   Western Trust & Savings Holdings Limited -
                 U.K. (100%)
                 i.   Western Trust & Savings Limited -

                      U.K. (100%)

                      A.   Western Trust Acceptance Limited -
                           U.K. (100%)
                      B.   Western Trust & Savings Properties

                           Limited - U.K. (100%)
                 ii.  The Tamar Mortgage Corporation Limited -
                      U.K. (100%)
                 iii. Western Trust & Savings Insurance Services

                      Limited - U.K. (100%)
                 iv.  Tamar Mortgage Company No.1 Limited -
                      U.K. (100%)

                 v.   Tamar Mortgage Company No.2 Limited -
                      U.K. (100%)
                 vi.  Tamar Mortgage Company No.3 Limited -

                      U.K. (100%)
                 vii. Peaktons Limited - U.K. (100%)
                 viii. Maxpine Finance Limited - U.K. (100%)
                 ix.  London Credit Limited - U.K. (100%)

       BB.  Young Poong Manulife Insurance Company - Korea (50%)



  Item 26.  Number of Holders of Securities

   Title of Class               Number of Record Holders


  Emerging Growth Equity Fund             4
    Common Stock


  Balanced Assets Fund                    4
    Common Stock


  Capital Growth Bond Fund                4
    Common Stock


  Money-Market Fund                       4
    Common Stock

  Common Stock Fund                       4

    Common Stock

  Real Estate Securities Fund             4

    Common Stock

  International Fund                      4

    Common Stock

  Pacific Rim Emerging Markets            4

    Fund Common Stock

  Equity Index Fund
    Common Stock                          4

  Item 27.  Indemnification

       Under Section 2-418 of the Maryland General Corporation Law, with respect to any proceeding against a present or former director, officer, agent or employee (a "corporate representative") of the Registrant, except a proceeding brought by or on behalf of the Registrant, the Registrant may indemnify the corporate representative against expenses, including attorneys' fees, and judgments, fines, penalties, and amounts paid in settlement, if such expenses were actually and reasonably incurred by the corporate representative in connection with the proceeding, if: (i) he acted in good faith; (ii) in the case of conduct in his official capacity he reasonably believed that his conduct was in the best interests of the Registrant, and in all other cases he reasonably believed that his conduct was not opposed to the best interests of the Registrant; and (iii) with respect to any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The Registrant is also authorized under
  Section 2-418 of the Maryland General Corporation Law to indemnify a corporate representative under certain circumstances against reasonable expenses incurred in connection with the defense of a suit or action by or in the right of the Registrant except where the corporate representative has been adjudged liable to the Registrant. Under the Registrant's Articles of Incorporation and By-laws, directors and officers of Registrant are entitled to indemnification by the Registrant to the fullest extent permitted under Maryland law and the Investment Company Act of 1940. Reference is made to Article VI(4) of Registrant's Articles of Incorporation, Article V of Registrant's By-laws and Section 2-418 of the Maryland General Corporation Law.


       Liability Insurance

       At a meeting of the Executive Committee of the Board of Directors of The Manufacturers Life Insurance Company held October 21, 1993, the purchase of Directors and Officers (D&O) liability insurance was approved. It became effective December 1, 1993. It provides global coverage for all Directors and Officers of The Manufacturers Life Insurance Company and its subsidiaries.

  The coverage provided:


  1. Insures Directors and Officers against loss arising from claims against them for certain acts in cases where they are not indemnified by The Manufacturers Life Insurance
       Company or a subsidiary.

  2. Insures The Manufacturers Life Insurance Company against loss arising from claims against Directors and Officers for certain wrongful acts, but only where the corporation indemnifies the Directors or Officers as required or permitted under applicable statutory or by-law provisions.



  In general, the D&O coverage encompasses:

  .    past, present and future Directors and Officers of The
       Manufacturers Life Insurance Company and subsidiaries

  .defense costs and settlements (if legally obligated to be paid) resulting from third party claims in connection with

  'wrongful acts' committed by a Director or Officer within the scope of their duties

  . claims made basis (i.e. policy responds to claims filed/reported during the policy term, including claims arising from events transpiring before the policy was in force as long as no Director/Officer was aware of the events prior to coverage placement).


  Item 28.  Business and Other Connections of Investment Adviser

       Manufacturers Adviser Corporation ("Manager") is engaged in providing investment management services to the Registrant. The Manager currently provides investment management services to one other client and intends to provide such services to others. The names of each director and officer of the Manager and the business of a substantial nature of each during the past two fiscal years are as follows:

                      Position With            Business of a Substantial
       Name              Manager               Nature During Past Two Years
  George Corey        Director            President, Exxel Management and
                                          Marketing Corporation, Flemington, New
                                          Jersey (management and marketing
                                          consulting) since 1983


  Bernadette B.       Director            Executive Director, Strategies
  Murphy                                  and Selections, M. Kimelman & Co., l00
                                          Park Avenue, New York,  N.Y.

  George Slye         Director            Founding Partner, Vice Chairman and
                                          part owner, Spaulding and Slye
                                          Corporation Burlington, Massachusetts
                                          (real estate development and
                                          construction); Trustee, University
                                          Hospital, Boston, Massachusetts;
                                          Director, Hill Development Corporation,
                                          Middletown, Connecticut

  Richard R.          Director            Director of Research, Neuberger &
  Schmaltz                                Berman, 605 Third Avenue, New York,
                                          N.Y.  10158-3698, 1992 to present

  Bruce D. Monus      Director and        Vice President, U.S. Fixed Income
                      President           The Manufacturers Life Insurance
                                          Company, 200 Bloor St. E., Toronto,
                                          Canada


  Robert Laughton     Vice President      Vice President, U.S. Fixed Income, The
                                          Manufacturers Life Insurance Company,
                                          200 Bloor St. E., Toronto, Canada

  Mark A. Schmeer     Vice President      Vice President, U.S. Equities, The
                                          Manufacturers Life Insurance Company -
                                          1995-present; Vice President, Sun Life
                                          Investment Management - 1993-1995

  Douglas H. Myers    Vice President,     Assistant Vice President and
                      Compliance and      Controller, U.S. Individual, 1988 -
                      Vice President,     present, The Manufacturers Life
                      Finance and         Insurance Company
                      Treasurer

                      Position With            Business of a Substantial
       Name              Manager               Nature During Past Two Years
  David Chia          Vice President,          Compliance Audit Officer, 1993-
  present,
                      Compliance               The Manufacturers Life Insurance
                      London Branch            Company


  Catherine Addison   Vice President           Assistant V.P., U.S. Investments
                                               1994-present, The Manufacturers
                                               Life Insurance Company; Director,
                                               U.S. Fixed Income, 1985-1994, The
                                               Manufacturers Life Insurance
                                               Company

  Stephen Hill        Vice President           Investment Management, The
                                               Manufacturers Life Insurance
                                               Company (London), 1995-present;
                                               Director, Invesco Asset
                                               Management, 1993-1994

  Emilia Panadero     Vice President           Investment Management, The
    Perez                                      Manufacturers Life Insurance
                                               Company (London), 1989-present

  Robert Lutzko       Vice President           Investment Management, U.S.
                                               Equities, The Manufacturers  Life
                                               Insurance Company - 1995-present;
                                               U.S. Investment Manager, Workers

                                               Compensation Board, Toronto -
                                               1989-1995

  Mark Andrew Hirst   Vice President           Fund Management, The Manufacturers
                                               Life Insurance Company (London),
                                               1986-present

  Richard James Crook Vice President           Fund Management, The Manufacturers
                                               Life Insurance Company (London),
                                               1975-present

  Emily Shum          Vice President           Director, Money Market, The
                                               Manufacturers Life Insurance
                                               Company, 200 Bloor Street East,
                                               Toronto, Canada



                      Position With            Business of a Substantial
       Name              Manager               Nature During Past Two Years
  Leslie Grober       Vice President           Investment Management, U.S.
                                               Equities, The Manufacturers Life
                                               Insurance Company, 200 Bloor
                                               Street East, Toronto, Canada -

                                               1994-present; Investment
                                               Representative, Toronto- Dominion
                                               Bank - 1991-1993

  Rhonda Chang        Vice President           Investment Management, The
                                               Manufacturers Life Insurance
                                               Company, 200 Bloor Street East
                                               Toronto, Canada - 1994-present;
                                               Investment Analyst, American
                                               International Group - 1990-1994

  Sheri L. Kocen      Secretary and            Senior Counsel, 1990 - present
                      General Counsel          The Manufacturers Life Insurance
                                               Company, Toronto, Canada



  Item 29.  Principal Underwriters

       Not applicable.



  Item 30.  Location of Accounts and Records

       All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by Manufacturers Adviser Corporation, 200 Bloor Street East, Toronto, Ontario M4W 1E5, the Registrant's investment manager.


  Item 31.  Management Services

       Not applicable.

  Item 32.  Undertakings

       Undertaking to provide annual report upon request

       Registrant undertakes to provide a copy of Registrant's latest annual report to shareholders to each person to whom a prospectus is delivered upon request and without charge.

  SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Manulife Series Fund, Inc., has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in this City of Toronto, Province of Ontario, Canada on the _______ day of _________________, 19__.



                      MANULIFE SERIES FUND, INC.


                      By: /s/ Donald A. Guloien
                          Donald A. Guloien, President


       Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

  Signature                Title                    Date


                           Director and Chairman
  John D. Richardson


                           Director and President

  Donald A. Guloien        (Principal Executive
                                 Officer)


                           Director
  Edward C. Balzarotti


                           Director
  Francis J. Knott


                           Director
  F. David Rolwing


                           Vice President-Finance
  Douglas H. Myers         and Treasurer (Principal

                           Financial and Accounting
                                Officer)

  SIGNATURES


       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Manulife Series Fund, Inc., has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in this City of Toronto, Province of Ontario, Canada on the 30th day of November , 1995.



                                    MANULIFE SERIES FUND, INC.


                                By: /s/Donald A. Guloien
                                    Donald A. Guloien, President


       Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated:

  Signature                      Title                     Date

  John D. Richardson Director and Chairman   November 30, 1995
  John D. Richardson

  Donald A. Guloien  Director and President  November 30, 1995
  Donald A. Guloien  (Principal Executive
                           Officer)


  Edward C. Balzarotti    Director           November 30, 1995
  Edward C. Balzarotti

  Francis J. Knott        Director           November 30, 1995
  Francis J. Knott

  F. David Rolwing        Director           November 30, 1995
  F. David Rolwing

  Douglas H. Myers   Vice President-         November 30, 1995
  Douglas H. Myers   Finance and Treasurer
                     (Principal Financial
                     and Accounting Officer)

                              EXHIBITS

                                   EXHIBIT INDEX

                                                Page in Sequential
                                                 Numbering System
                                                   Where Exhibit
  Exhibit No.          Description                   Located
  (1)             Articles of Incorporation

                  of Manulife Series Fund, Inc.**

  (1)(a)          Articles Supplementary of
                  Manulife Series Fund, Inc.**

  (1)(b)          Articles Supplementary of
                  Manulife Series Fund, Inc.**

  (1)(c)          Articles Supplementary of
                  Manulife Series Fund, Inc.**

  (2)             By-laws of Manulife Series   Previously filed as Exhibit (2) to
                  Fund, Inc.                   Post-Effective Amendment No. 8,
                                               May 1, 1991.

  (4)(a)          Specimen Certificate of      Previously filed as Exhibit (4)(a)
                  Emerging Growth Equity       to Pre-Effective Amendment
                  Fund Common Stock            No. 1, May 9, 1984.

  (4)(b)          Specimen Certificate of      Previously filed as
                  Balanced Assets Fund         Exhibit (4)(b) to Pre-Effective
                  Common Stock                 Amendment No. 1, May 9, 1984.


  (4)(c)          Specimen Certificate of      Previously filed as Exhibit (4)(c)
                  Capital Growth Bond Fund     to Pre-Effective Amendment No. 1,
                  Common Stock                 May 9, 1984.

  (4)(d)          Specimen Certificate of      Previously filed as Exhibit (4)(d)
                  Money-Market Fund Common     to Pre-Effective Amendment No. 1,
                  Stock                        May 9, 1984.

  (4)(e)          Specimen Certificate of      Previously filed as Exhibit (4)(e)
                  Common Stock Fund Common     to Pre-Effective Amendment No. 4,1
                  Stock                        March 13, 1987.


  ** Filed Electronically.


                                                Page in Sequential
                                                 Numbering System
                                                   Where Exhibit
  Exhibit No.          Description                   Located
  (4)(f)          Specimen Certificate of      Previously filed as Exhibit (4)(f)
                  Real Estate Securities Fund  to Post-Effective Amendment No. 4,

                  Common Stock                 March 13, 1987.

  (4)(g)          Specimen Certificate of      Previously filed as Exhibit (4)(g)
                  International Fund Common    to Post-Effective Amendment No.
                  Stock                        12, March 1, 1994.

  (4)(h)          Specimen Certificate of      Previously filed as Exhibit (4)(h)
                  Pacific Rim Emerging         to Post-Effective Amendment No.
                  Markets Fund Common Stock    12, March 1, 1994.

  (4)(i)          Specimen Stock Certificate of
                  Equity Index Fund Common Stock.**

  (5)(a)          Investment Advisory Agreement
                  Between Manulife Series Fund,
                  Inc. and Manufacturers Adviser
                  Corporation.**

  (5)(a)(i)       Amendment to Investment Advisory
                  Agreement Between Manulife Series
                  Fund, Inc. and Manufacturers
                  Adviser Corporation dated September

                  30, 1994.**

  (5)(a)(ii)      Form of Amendment to Investment
                  Advisory Agreement Between
                  Manulife Series Fund, Inc. and
                  Manufacturers Adviser
                  Corporation.**

  (5)(b)          Service Agreement Among The  Previously filed as Exhibit (5)(b)
                  Manufacturers Life Insurance to Pre-Effective Amendment No. 1,
                  Company, Manulife Series     May 9, 1984.
                  Fund, Inc. and Manufacturers
                  Adviser Corporation.

  ____________________

  ** Filed Electronically.

                                                Page in Sequential
                                                 Numbering System
                                                   Where Exhibit
  Exhibit No.          Description                   Located
  (5)(b)(i)      Service Agreement among The   Previously filed as Exhibit
                 Manufacturers Life Insurance  (5)(b)(i) to Post-Effective

                 Company, Manulife Series      Amendment No. 14, February
                 Fund, Inc. and Manufacturers  28, 1995.
                 Adviser Corporation.

  (8)(i)         Custodian Agreement Between   Previously filed as Exhibit (8)
                 Between State Street Bank     to Post-Effective Amendment
                 and Trust Company and         No. 9, February 28, 1992.
                 Manulife Series Fund, Inc.

  (8)(ii)        Amendment to Custodian        Previously filed as Exhibit
                 Agreement between State       to (8)(ii) Post-Effective
                 Street Bank and Trust         Amendment No. 14, March 1,
                 Company and Manulife          1994.
                 Series Fund, Inc.

  (9)            License Agreement For Use     Previously filed as Exhibit 9
                 of Name Between The Manu-     to Registrant's registration
                 facturers Life Insurance      statement on Form N-1, July 27,
                 Company and Manulife          1983.
                 Series Fund, Inc.

  (10)           Consent of Jones & Blouch.*


  (11)           Consent of Ernst & Young LLP.**

  (13)           Investment Undertaking from   Previously filed as Exhibit 13
                 The Manufacturers Life        to Post-Effective Amendment No. 1,
                 Insurance Company of America  December 14, 1984.
                 dated May 3, 1984

  (13)(a)        Investment Undertaking        Previously filed as Exhibit 13(a)
                 from The Manufacturers        to Post-Effective Amendment No. 4,
                 Life Insurance Company of     March 13, 1984.
                 America dated February 17,
                 1987

  _____________________

  ** Filed Electronically.

                                                Page in Sequential
                                                 Numbering System
                                                   Where Exhibit
  Exhibit No.          Description                   Located
  (13)(b)        Investment Undertaking        Previously filed as Exhibit
                 from The Manufacturers        (13)(b) to Post-Effective

                 Life Insurance Company        14, February 28, 1995.
                 of America dated October
                 4, 1994

  (13)(c)        Form of Investment
                 Under-Taking from the
                 Manufacturers Life
                 Insurance Company.**

  (16)           Computation of                Previously filed as Exhibit (16)
                 performance quotations.       to Post-Effective Amendment No.
                                               14, February 28, 1995.

  (17)           Financial Data Schedule.**













  ______________________

  ** Filed Electronically.
